UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07822

AMERICAN CENTURY INVESTMENT TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	12-31-2016

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Core Plus Fund
December 31, 2016

Core Plus - Schedule of Investments
DECEMBER 31, 2016 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 34.4%
Aerospace and Defense — 0.3%
Boeing Co. (The), 2.20%, 10/30/22		70,000	68,551
Harris Corp., 2.70%, 4/27/20		30,000	29,974
Lockheed Martin Corp., 3.55%, 1/15/26		60,000	61,334
Lockheed Martin Corp., 3.80%, 3/1/45		90,000	85,413
United Technologies Corp., 6.05%, 6/1/36		95,000	119,028
			364,300
Auto Components — 0.3%
Schaeffler Finance BV, 4.25%, 5/15/21(1)		200,000	205,000
ZF North America Capital, Inc., 4.00%, 4/29/20(1)		150,000	156,563
			361,563
Automobiles — 0.8%
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		60,000	62,360
Ford Motor Credit Co. LLC, 8.125%, 1/15/20		100,000	115,329
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		270,000	298,223
General Motors Co., 5.00%, 4/1/35		60,000	58,594
General Motors Financial Co., Inc., 3.25%, 5/15/18		130,000	131,728
General Motors Financial Co., Inc., 3.10%, 1/15/19		140,000	141,506
General Motors Financial Co., Inc., 3.20%, 7/6/21		110,000	109,099
General Motors Financial Co., Inc., 5.25%, 3/1/26		150,000	158,035
			1,074,874
Banks — 4.2%
Bank of America Corp., 5.75%, 12/1/17		230,000	238,283
Bank of America Corp., MTN, 5.625%, 7/1/20		200,000	219,936
Bank of America Corp., MTN, 4.00%, 1/22/25		100,000	100,172
Bank of America N.A., 6.00%, 10/15/36		250,000	302,086
Barclays Bank plc, MTN, VRN, 6.75%, 1/16/18	GBP	200,000	256,875
Barclays plc, 4.375%, 1/12/26		$200,000	202,954
Branch Banking & Trust Co., 3.625%, 9/16/25		43,000	43,708
Capital One Financial Corp., 4.20%, 10/29/25		120,000	120,459
Capital One N.A., 2.35%, 8/17/18		250,000	251,489
Citigroup, Inc., 1.75%, 5/1/18		350,000	349,318
Citigroup, Inc., 4.05%, 7/30/22		80,000	82,814
Citigroup, Inc., 4.45%, 9/29/27		400,000	407,533
Cooperatieve Rabobank UA, 3.95%, 11/9/22		250,000	257,228
Fifth Third Bancorp, 4.30%, 1/16/24		80,000	82,373
Finansbank AS, 6.25%, 4/30/19		200,000	207,054
HBOS plc, MTN, 6.75%, 5/21/18(1)		100,000	105,675
Huntington Bancshares, Inc., 2.30%, 1/14/22		140,000	135,807
JPMorgan Chase & Co., 4.625%, 5/10/21		230,000	247,585
JPMorgan Chase & Co., 3.875%, 9/10/24		200,000	202,457
JPMorgan Chase & Co., 3.125%, 1/23/25		250,000	244,332
JPMorgan Chase & Co., 4.95%, 6/1/45		90,000	96,007
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	200,000	207,485
SunTrust Bank, 3.30%, 5/15/26		$200,000	193,142
U.S. Bancorp, MTN, 3.60%, 9/11/24		70,000	71,320
U.S. Bank N.A., 2.80%, 1/27/25		250,000	243,908
Wells Fargo & Co., 3.00%, 4/22/26		170,000	162,185

Wells Fargo & Co., MTN, 4.10%, 6/3/26	300,000	303,880
Wells Fargo & Co., MTN, 4.65%, 11/4/44	115,000	113,232
		5,449,297
Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23	50,000	50,903
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	160,000	162,485
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	240,000	258,715
Molson Coors Brewing Co., 3.00%, 7/15/26	100,000	94,583
		566,686
Biotechnology — 0.9%
AbbVie, Inc., 3.60%, 5/14/25	280,000	277,470
AbbVie, Inc., 4.45%, 5/14/46	20,000	19,189
Amgen, Inc., 4.66%, 6/15/51(1)	138,000	133,550
Biogen, Inc., 3.625%, 9/15/22	60,000	61,599
Celgene Corp., 3.25%, 8/15/22	200,000	201,819
Celgene Corp., 3.875%, 8/15/25	110,000	111,627
Gilead Sciences, Inc., 4.40%, 12/1/21	100,000	107,555
Gilead Sciences, Inc., 3.65%, 3/1/26	230,000	233,148
Gilead Sciences, Inc., 4.15%, 3/1/47	50,000	47,511
		1,193,468
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25	100,000	102,000
Capital Markets — 0.1%
Jefferies Group LLC, 5.125%, 4/13/18	80,000	82,706
Chemicals — 0.4%
Ecolab, Inc., 4.35%, 12/8/21	170,000	183,741
Hexion, Inc., 8.875%, 2/1/18	125,000	125,000
LyondellBasell Industries NV, 5.00%, 4/15/19	200,000	211,248
		519,989
Commercial Services and Supplies — 0.4%
Covanta Holding Corp., 5.875%, 3/1/24	250,000	241,250
Republic Services, Inc., 3.55%, 6/1/22	190,000	197,406
Waste Management, Inc., 4.75%, 6/30/20	70,000	75,467
		514,123
Communications Equipment — 0.1%
CommScope, Inc., 4.375%, 6/15/20(1)	180,000	184,500
Construction Materials — 0.1%
Owens Corning, 4.20%, 12/15/22	140,000	145,421
Consumer Finance — 1.3%
American Express Credit Corp., 2.60%, 9/14/20	40,000	40,326
American Express Credit Corp., MTN, 2.25%, 5/5/21	120,000	118,544
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	247,744
CIT Group, Inc., 5.00%, 5/15/17	300,000	303,750
Discover Financial Services, 3.75%, 3/4/25	200,000	195,624
Equifax, Inc., 3.30%, 12/15/22	170,000	172,869
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	100,000	105,500
PNC Bank N.A., 6.00%, 12/7/17	200,000	207,792
PNC Bank N.A., 1.95%, 3/4/19	250,000	250,249
Synchrony Financial, 2.60%, 1/15/19	100,000	100,519
		1,742,917
Containers and Packaging — 0.4%
Berry Plastics Corp., 5.125%, 7/15/23	200,000	204,500
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	193,000	197,825

WestRock RKT Co., 3.50%, 3/1/20	100,000	102,535
		504,860
Diversified Consumer Services — 0.1%
Catholic Health Initiatives, 2.95%, 11/1/22	100,000	97,311
Diversified Financial Services — 2.5%
Ally Financial, Inc., 3.60%, 5/21/18	250,000	252,500
Citigroup, Inc., 2.90%, 12/8/21	140,000	139,645
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	202,000	201,647
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	310,000	309,930
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	230,000	258,611
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24	100,000	103,785
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	300,000	304,902
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	60,000	58,891
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	40,000	42,147
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	50,000	52,593
HSBC Holdings plc, 2.95%, 5/25/21	200,000	199,872
HSBC Holdings plc, 4.30%, 3/8/26	200,000	207,322
Morgan Stanley, 5.00%, 11/24/25	510,000	545,091
Morgan Stanley, MTN, 5.625%, 9/23/19	260,000	281,881
Morgan Stanley, MTN, 3.70%, 10/23/24	60,000	60,742
S&P Global, Inc., 3.30%, 8/14/20	50,000	50,985
UBS Group Funding Jersey Ltd., 2.65%, 2/1/22(1)	200,000	194,412
		3,264,956
Diversified Telecommunication Services — 1.7%
AT&T, Inc., 3.875%, 8/15/21	180,000	185,868
AT&T, Inc., 3.60%, 2/17/23	80,000	80,706
AT&T, Inc., 4.45%, 4/1/24	70,000	73,000
AT&T, Inc., 3.40%, 5/15/25	260,000	250,716
AT&T, Inc., 6.55%, 2/15/39	70,000	81,167
AT&T, Inc., 4.30%, 12/15/42	60,000	53,811
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	100,000	107,500
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(1)	110,000	110,161
Frontier Communications Corp., 8.50%, 4/15/20	200,000	210,750
Frontier Communications Corp., 11.00%, 9/15/25	80,000	82,900
Orange SA, 4.125%, 9/14/21	100,000	105,608
Telefonica Emisiones SAU, 5.46%, 2/16/21	100,000	109,022
Verizon Communications, Inc., 5.15%, 9/15/23	100,000	110,617
Verizon Communications, Inc., 5.05%, 3/15/34	350,000	369,095
Verizon Communications, Inc., 4.75%, 11/1/41	60,000	59,354
Verizon Communications, Inc., 4.86%, 8/21/46	150,000	152,295
Verizon Communications, Inc., 5.01%, 8/21/54	77,000	77,018
		2,219,588
Energy Equipment and Services — 0.1%
Ensco plc, 5.20%, 3/15/25	20,000	17,373
Halliburton Co., 3.80%, 11/15/25	80,000	81,312
		98,685
Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp., 3.375%, 10/15/26	180,000	170,499
Boston Properties LP, 3.65%, 2/1/26	40,000	39,521
Crown Castle International Corp., 5.25%, 1/15/23	200,000	216,000
DDR Corp., 4.75%, 4/15/18	240,000	246,874
Essex Portfolio LP, 3.625%, 8/15/22	170,000	173,987
Essex Portfolio LP, 3.25%, 5/1/23	50,000	49,832

Hospitality Properties Trust, 4.65%, 3/15/24	180,000	179,476
Host Hotels & Resorts LP, 3.75%, 10/15/23	100,000	98,211
Kimco Realty Corp., 2.80%, 10/1/26	90,000	83,809
VEREIT Operating Partnership LP, 4.125%, 6/1/21	50,000	51,000
Welltower, Inc., 3.75%, 3/15/23	60,000	61,228
		1,370,437
Food and Staples Retailing — 0.5%
CVS Health Corp., 3.50%, 7/20/22	70,000	71,937
CVS Health Corp., 5.125%, 7/20/45	90,000	100,496
Dollar General Corp., 4.125%, 7/15/17	100,000	101,460
Dollar General Corp., 3.25%, 4/15/23	100,000	98,715
Kroger Co. (The), 3.875%, 10/15/46	100,000	91,232
Sysco Corp., 3.30%, 7/15/26	40,000	39,275
Target Corp., 2.50%, 4/15/26	80,000	76,303
Wal-Mart Stores, Inc., 4.30%, 4/22/44	50,000	52,786
		632,204
Food Products — 0.1%
Kraft Heinz Foods Co., 5.20%, 7/15/45	50,000	52,440
Kraft Heinz Foods Co., 4.375%, 6/1/46	80,000	75,430
		127,870
Gas Utilities — 2.0%
Enbridge Energy Partners LP, 6.50%, 4/15/18	60,000	63,148
Enbridge Energy Partners LP, 5.20%, 3/15/20	70,000	74,553
Enbridge, Inc., 4.50%, 6/10/44	85,000	79,173
Energy Transfer Equity LP, 7.50%, 10/15/20	180,000	201,600
Energy Transfer Partners LP, 3.60%, 2/1/23	40,000	39,355
Energy Transfer Partners LP, 6.50%, 2/1/42	140,000	151,493
Enterprise Products Operating LLC, 4.85%, 3/15/44	150,000	151,726
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	100,000	102,583
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	160,000	177,120
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	60,000	64,455
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	130,000	142,954
Magellan Midstream Partners LP, 6.55%, 7/15/19	100,000	110,685
MPLX LP, 4.875%, 6/1/25	180,000	185,150
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	160,000	160,910
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	230,000	224,763
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26	40,000	38,738
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	120,000	115,350
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	100,000	106,250
Williams Cos., Inc. (The), 3.70%, 1/15/23	40,000	38,800
Williams Cos., Inc. (The), 5.75%, 6/24/44	50,000	48,750
Williams Partners LP, 4.125%, 11/15/20	280,000	291,138
		2,568,694
Health Care Equipment and Supplies — 0.7%
Abbott Laboratories, 3.75%, 11/30/26	150,000	149,188
Becton Dickinson and Co., 3.73%, 12/15/24	120,000	122,812
Mallinckrodt International Finance SA, 3.50%, 4/15/18	250,000	250,938
Medtronic, Inc., 3.50%, 3/15/25	150,000	154,421
Medtronic, Inc., 4.375%, 3/15/35	50,000	52,914
St. Jude Medical, Inc., 2.00%, 9/15/18	40,000	40,066
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	50,000	51,683

Thermo Fisher Scientific, Inc., 2.95%, 9/19/26		160,000	150,988
			973,010
Health Care Providers and Services — 1.6%
Aetna, Inc., 2.75%, 11/15/22		60,000	58,955
Aetna, Inc., 4.375%, 6/15/46		60,000	60,373
Ascension Health, 3.95%, 11/15/46		20,000	19,105
CHS / Community Health Systems, Inc., 5.125%, 8/15/18		61,000	59,939
DaVita, Inc., 5.75%, 8/15/22		280,000	293,650
DaVita, Inc., 5.125%, 7/15/24		200,000	199,875
Express Scripts Holding Co., 4.50%, 2/25/26		100,000	102,998
Express Scripts Holding Co., 3.40%, 3/1/27		30,000	28,123
HCA, Inc., 3.75%, 3/15/19		260,000	267,800
HCA, Inc., 5.375%, 2/1/25		100,000	100,375
HCA, Inc., 7.69%, 6/15/25		50,000	54,625
Mylan NV, 3.95%, 6/15/26(1)		50,000	46,817
NYU Hospitals Center, 4.43%, 7/1/42		100,000	95,624
Tenet Healthcare Corp., 6.25%, 11/1/18		280,000	296,800
UnitedHealth Group, Inc., 2.875%, 12/15/21		80,000	81,068
UnitedHealth Group, Inc., 3.75%, 7/15/25		140,000	144,898
Universal Health Services, Inc., 4.75%, 8/1/22(1)		100,000	101,750
			2,012,775
Hotels, Restaurants and Leisure — 0.5%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)		100,000	102,250
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(1)		200,000	195,000
McDonald's Corp., MTN, 3.375%, 5/26/25		40,000	40,136
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		100,000	107,375
Wyndham Worldwide Corp., 2.95%, 3/1/17		150,000	150,153
			594,914
Household Durables — 1.2%
D.R. Horton, Inc., 3.625%, 2/15/18		280,000	283,500
Lennar Corp., 4.75%, 12/15/17		300,000	306,000
Lennar Corp., 4.75%, 5/30/25		10,000	9,800
M.D.C. Holdings, Inc., 5.50%, 1/15/24		200,000	207,500
Newell Brands, Inc., 4.20%, 4/1/26		100,000	104,352
Newell Brands, Inc., 5.50%, 4/1/46		70,000	80,394
Toll Brothers Finance Corp., 4.00%, 12/31/18		250,000	257,187
Toll Brothers Finance Corp., 6.75%, 11/1/19		90,000	98,888
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24		200,000	207,000
			1,554,621
Household Products — 0.1%
Spectrum Brands, Inc., 5.75%, 7/15/25		140,000	145,950
Industrial Conglomerates — 0.2%
General Electric Co., 4.125%, 10/9/42		100,000	101,428
General Electric Co., MTN, 5.625%, 9/15/17		50,000	51,540
General Electric Co., MTN, 4.65%, 10/17/21		72,000	78,958
			231,926
Insurance — 1.7%
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	100,000	122,684
Allstate Corp. (The), VRN, 5.75%, 8/15/23		$120,000	124,293
American International Group, Inc., 4.125%, 2/15/24		150,000	156,136
Berkshire Hathaway, Inc., 2.75%, 3/15/23		60,000	59,764
Berkshire Hathaway, Inc., 4.50%, 2/11/43		40,000	42,550
Chubb INA Holdings, Inc., 3.15%, 3/15/25		60,000	59,771

Chubb INA Holdings, Inc., 3.35%, 5/3/26		40,000	40,506
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	100,000	106,599
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		$60,000	68,663
International Lease Finance Corp., 3.875%, 4/15/18		100,000	102,125
International Lease Finance Corp., 6.25%, 5/15/19		100,000	107,750
Liberty Mutual Group, Inc., 4.95%, 5/1/22(1)		110,000	120,043
Lincoln National Corp., 6.25%, 2/15/20		50,000	55,227
Markel Corp., 4.90%, 7/1/22		212,000	228,737
Markel Corp., 3.625%, 3/30/23		50,000	50,148
MetLife, Inc., 3.60%, 11/13/25		100,000	101,650
MetLife, Inc., 4.125%, 8/13/42		110,000	108,302
Prudential Financial, Inc., 5.625%, 5/12/41		90,000	103,963
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		110,000	120,503
Prudential Financial, Inc., MTN, 5.70%, 12/14/36		45,000	52,084
Travelers Cos., Inc. (The), 3.75%, 5/15/46		30,000	28,321
Voya Financial, Inc., 5.70%, 7/15/43		90,000	98,361
WR Berkley Corp., 4.625%, 3/15/22		100,000	106,982
			2,165,162
Internet Software and Services — 0.1%
Netflix, Inc., 5.375%, 2/1/21		90,000	97,200
IT Services — 0.6%
Fidelity National Information Services, Inc., 3.50%, 4/15/23		40,000	40,528
Fidelity National Information Services, Inc., 3.00%, 8/15/26		160,000	150,547
First Data Corp., 5.00%, 1/15/24(1)		100,000	100,907
Hewlett Packard Enterprise Co., 3.60%, 10/15/20		270,000	274,709
Hewlett Packard Enterprise Co., 4.90%, 10/15/25		60,000	61,758
Xerox Corp., 2.95%, 3/15/17		90,000	90,274
			718,723
Machinery — 0.2%
Oshkosh Corp., 5.375%, 3/1/22		250,000	260,625
Media — 2.0%
21st Century Fox America, Inc., 6.90%, 8/15/39		70,000	88,042
21st Century Fox America, Inc., 4.75%, 11/15/46(1)		40,000	40,199
CBS Corp., 4.85%, 7/1/42		90,000	88,261
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22		100,000	103,750
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25		290,000	305,780
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45		30,000	34,743
Comcast Corp., 3.15%, 3/1/26		50,000	49,321
Comcast Corp., 4.40%, 8/15/35		50,000	52,324
Comcast Corp., 6.40%, 5/15/38		80,000	102,474
Comcast Corp., 4.75%, 3/1/44		60,000	64,377
Discovery Communications LLC, 5.625%, 8/15/19		200,000	216,106
Discovery Communications LLC, 4.90%, 3/11/26		70,000	73,747
DISH DBS Corp., 4.625%, 7/15/17		110,000	111,513
NBCUniversal Media LLC, 4.375%, 4/1/21		170,000	183,609
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)		100,000	102,125
Omnicom Group, Inc., 3.60%, 4/15/26		100,000	99,019
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)		100,000	104,750
TEGNA, Inc., 5.125%, 7/15/20		130,000	135,038
Time Warner Cable LLC, 5.50%, 9/1/41		40,000	40,733
Time Warner Cable LLC, 4.50%, 9/15/42		50,000	45,366
Time Warner, Inc., 3.60%, 7/15/25		190,000	189,029
Time Warner, Inc., 3.80%, 2/15/27		100,000	99,328

Viacom, Inc., 3.125%, 6/15/22	50,000	48,490
Viacom, Inc., 4.25%, 9/1/23	140,000	140,158
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	50,000	51,714
		2,569,996
Metals and Mining — 0.4%
Barrick North America Finance LLC, 5.75%, 5/1/43	20,000	21,059
Freeport-McMoRan, Inc., 3.875%, 3/15/23	65,000	59,963
Glencore Finance Canada Ltd., 4.95%, 11/15/21(1)	130,000	139,251
Southern Copper Corp., 5.25%, 11/8/42	70,000	64,372
Steel Dynamics, Inc., 5.00%, 12/15/26(1)	200,000	199,750
		484,395
Multi-Utilities — 1.9%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	130,000	132,600
Calpine Corp., 5.75%, 1/15/25	100,000	97,000
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	120,000	112,929
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	110,000	106,509
Constellation Energy Group, Inc., 5.15%, 12/1/20	130,000	140,555
Dominion Resources, Inc., 6.40%, 6/15/18	120,000	127,294
Dominion Resources, Inc., 2.75%, 9/15/22	130,000	127,954
Dominion Resources, Inc., 3.625%, 12/1/24	60,000	60,402
Dominion Resources, Inc., 4.90%, 8/1/41	100,000	105,169
Duke Energy Corp., 3.55%, 9/15/21	80,000	82,823
Duke Energy Corp., 2.65%, 9/1/26	50,000	46,693
Duke Energy Florida LLC, 6.35%, 9/15/37	70,000	90,231
Edison International, 3.75%, 9/15/17	100,000	101,572
Exelon Corp., 4.45%, 4/15/46	40,000	39,237
Exelon Generation Co. LLC, 5.60%, 6/15/42	80,000	74,190
FirstEnergy Corp., 2.75%, 3/15/18	90,000	90,831
FirstEnergy Corp., 4.25%, 3/15/23	100,000	103,416
Florida Power & Light Co., 4.125%, 2/1/42	50,000	51,306
Georgia Power Co., 4.30%, 3/15/42	70,000	71,484
IPALCO Enterprises, Inc., 5.00%, 5/1/18	100,000	103,750
MidAmerican Energy Co., 4.40%, 10/15/44	40,000	42,506
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	80,000	80,120
NiSource Finance Corp., 5.65%, 2/1/45	80,000	93,452
Pacific Gas & Electric Co., 4.00%, 12/1/46	50,000	49,418
Progress Energy, Inc., 3.15%, 4/1/22	80,000	80,736
Sempra Energy, 2.875%, 10/1/22	130,000	128,781
Southern Power Co., 5.15%, 9/15/41	40,000	40,355
Xcel Energy, Inc., 3.35%, 12/1/26	30,000	30,043
Xcel Energy, Inc., 4.80%, 9/15/41	60,000	64,048
		2,475,404
Oil, Gas and Consumable Fuels — 2.2%
Anadarko Petroleum Corp., 5.55%, 3/15/26	30,000	33,594
Anadarko Petroleum Corp., 6.45%, 9/15/36	80,000	95,355
Antero Resources Corp., 5.125%, 12/1/22	130,000	131,950
Apache Corp., 4.75%, 4/15/43	40,000	41,279
BP Capital Markets plc, 4.50%, 10/1/20	80,000	85,826
Cimarex Energy Co., 4.375%, 6/1/24	150,000	156,056
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	70,000	71,736
Concho Resources, Inc., 6.50%, 1/15/22	40,000	41,390
Concho Resources, Inc., 5.50%, 4/1/23	140,000	145,782
Concho Resources, Inc., 4.375%, 1/15/25	80,000	80,241

ConocoPhillips Holding Co., 6.95%, 4/15/29	110,000	138,413
Continental Resources, Inc., 5.00%, 9/15/22	30,000	30,394
Continental Resources, Inc., 3.80%, 6/1/24	70,000	64,925
Ecopetrol SA, 4.125%, 1/16/25	40,000	37,560
Encana Corp., 6.50%, 2/1/38	70,000	75,828
Exxon Mobil Corp., 3.04%, 3/1/26	100,000	99,839
Hess Corp., 6.00%, 1/15/40	90,000	92,990
Marathon Oil Corp., 3.85%, 6/1/25	70,000	67,914
Newfield Exploration Co., 5.75%, 1/30/22	200,000	211,750
Noble Energy, Inc., 4.15%, 12/15/21	220,000	229,376
Petroleos Mexicanos, 6.00%, 3/5/20	105,000	111,011
Petroleos Mexicanos, 4.875%, 1/24/22	50,000	50,275
Petroleos Mexicanos, 6.625%, 6/15/35	100,000	99,000
Petroleos Mexicanos, 6.50%, 6/2/41	70,000	65,908
Petroleos Mexicanos, 5.50%, 6/27/44	80,000	66,976
Phillips 66, 4.30%, 4/1/22	60,000	64,434
Shell International Finance BV, 3.25%, 5/11/25	100,000	99,894
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 4/28/20(1)	200,000	198,697
Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.375%, 8/1/21	80,000	83,000
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	50,000	51,000
Whiting Petroleum Corp., 5.75%, 3/15/21	50,000	50,042
		2,872,435
Paper and Forest Products — 0.3%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	260,000	285,874
International Paper Co., 6.00%, 11/15/41	30,000	33,747
International Paper Co., 4.40%, 8/15/47	100,000	94,696
		414,317
Pharmaceuticals — 0.5%
Actavis Funding SCS, 3.85%, 6/15/24	140,000	141,308
Actavis Funding SCS, 4.55%, 3/15/35	20,000	19,826
Actavis, Inc., 1.875%, 10/1/17	110,000	110,225
Actavis, Inc., 3.25%, 10/1/22	60,000	59,766
Actavis, Inc., 4.625%, 10/1/42	70,000	67,911
Baxalta, Inc., 2.00%, 6/22/18	70,000	70,018
Baxalta, Inc., 4.00%, 6/23/25	100,000	100,339
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	140,000	135,259
		704,652
Road and Rail — 0.4%
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	100,000	111,974
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	120,000	125,811
Norfolk Southern Corp., 5.75%, 4/1/18	110,000	115,517
Norfolk Southern Corp., 3.25%, 12/1/21	130,000	133,532
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(1)	50,000	50,656
		537,490
Semiconductors and Semiconductor Equipment — 0.3%
Lam Research Corp., 2.80%, 6/15/21	130,000	129,319
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	200,000	203,000
		332,319
Software — 0.4%
Activision Blizzard, Inc., 2.30%, 9/15/21(1)	80,000	78,080
Microsoft Corp., 2.70%, 2/12/25	150,000	146,939
Microsoft Corp., 3.125%, 11/3/25	40,000	40,437
Microsoft Corp., 3.45%, 8/8/36	70,000	66,549

Oracle Corp., 5.75%, 4/15/18	100,000	105,651
Oracle Corp., 4.00%, 7/15/46	60,000	57,415
		495,071
Specialty Retail — 0.6%
Hertz Corp. (The), 6.75%, 4/15/19	108,000	108,270
Home Depot, Inc. (The), 3.35%, 9/15/25	40,000	41,026
Home Depot, Inc. (The), 5.95%, 4/1/41	170,000	216,194
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/25	100,000	104,500
United Rentals North America, Inc., 4.625%, 7/15/23	150,000	153,562
United Rentals North America, Inc., 5.75%, 11/15/24	150,000	158,250
		781,802
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc., 2.85%, 5/6/21	90,000	92,085
Apple, Inc., 2.50%, 2/9/25	130,000	124,889
Apple, Inc., 4.65%, 2/23/46	20,000	21,606
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26(1)	170,000	184,248
Seagate HDD Cayman, 4.75%, 6/1/23	130,000	128,944
Seagate HDD Cayman, 4.75%, 1/1/25	20,000	19,066
		570,838
Textiles, Apparel and Luxury Goods — 0.1%
PVH Corp., 4.50%, 12/15/22	140,000	142,800
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, 3.125%, 7/16/22	110,000	108,474
TOTAL CORPORATE BONDS (Cost $44,104,950)		44,431,348
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 24.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 2.0%
FHLMC, VRN, 1.81%, 1/15/17	115,645	119,244
FHLMC, VRN, 1.91%, 1/15/17	124,580	128,144
FHLMC, VRN, 1.99%, 1/15/17	120,178	124,214
FHLMC, VRN, 2.31%, 1/15/17	400,048	403,265
FHLMC, VRN, 2.87%, 1/15/17	157,487	166,358
FHLMC, VRN, 3.01%, 1/15/17	43,993	46,613
FHLMC, VRN, 3.14%, 1/15/17	145,773	153,662
FHLMC, VRN, 3.67%, 1/15/17	218,955	226,260
FHLMC, VRN, 4.07%, 1/15/17	130,573	135,020
FHLMC, VRN, 4.71%, 1/15/17	48,984	51,019
FHLMC, VRN, 5.47%, 1/15/17	194,868	203,838
FHLMC, VRN, 5.98%, 1/15/17	132,948	137,814
FNMA, VRN, 2.61%, 1/25/17	57,766	61,047
FNMA, VRN, 2.81%, 1/25/17	97,818	101,993
FNMA, VRN, 3.60%, 1/25/17	196,465	204,833
FNMA, VRN, 3.93%, 1/25/17	158,030	163,737
FNMA, VRN, 4.77%, 1/25/17	115,992	122,672
		2,549,733
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 22.6%
FHLMC, 4.50%, 6/1/21	17,546	18,288
FHLMC, 5.50%, 1/1/38	10,517	11,754
FHLMC, 5.50%, 4/1/38	64,841	72,334
FHLMC, 3.00%, 2/1/43	690,462	689,940
FHLMC, 6.50%, 7/1/47	700	765
FNMA, 3.00%, 1/18/17(3)	3,000,000	2,978,334
FNMA, 3.50%, 1/18/17(3)	2,000,000	2,048,756
FNMA, 4.00%, 1/18/17(3)	3,450,000	3,625,530

FNMA, 4.50%, 1/18/17(3)	500,000	537,678
FNMA, 5.00%, 7/1/20	40,283	42,292
FNMA, 5.00%, 7/1/31	591,759	647,363
FNMA, 4.50%, 10/1/33	262,915	283,746
FNMA, 5.00%, 11/1/33	573,203	629,798
FNMA, 6.00%, 12/1/33	389,319	443,347
FNMA, 5.50%, 4/1/34	438,954	492,586
FNMA, 5.50%, 4/1/34	145,364	163,117
FNMA, 5.00%, 8/1/34	72,357	79,246
FNMA, 5.50%, 8/1/34	146,607	164,483
FNMA, 5.00%, 4/1/35	355,360	388,706
FNMA, 5.00%, 8/1/35	24,568	26,831
FNMA, 4.50%, 9/1/35	27,466	29,605
FNMA, 5.50%, 7/1/36	19,363	21,690
FNMA, 5.50%, 12/1/36	41,697	46,620
FNMA, 6.00%, 7/1/37	93,737	107,469
FNMA, 6.00%, 8/1/37	59,626	68,366
FNMA, 6.50%, 8/1/37	15,985	17,679
FNMA, 6.00%, 9/1/37	80,408	91,157
FNMA, 6.00%, 11/1/37	87,976	100,362
FNMA, 5.00%, 3/1/38	142,998	155,727
FNMA, 6.50%, 9/1/38	149,351	174,724
FNMA, 5.50%, 1/1/39	167,940	187,378
FNMA, 5.00%, 2/1/39	331,062	365,456
FNMA, 4.50%, 4/1/39	113,084	122,720
FNMA, 4.50%, 5/1/39	283,342	307,563
FNMA, 6.50%, 5/1/39	5,081	5,758
FNMA, 4.50%, 10/1/39	453,696	492,560
FNMA, 4.00%, 10/1/40	485,548	515,417
FNMA, 4.50%, 11/1/40	423,916	459,332
FNMA, 4.00%, 8/1/41	675,734	715,874
FNMA, 4.50%, 9/1/41	393,334	424,349
FNMA, 3.50%, 5/1/42	567,402	585,070
FNMA, 3.50%, 6/1/42	654,852	675,261
FNMA, 3.50%, 9/1/42	546,982	563,861
FNMA, 3.50%, 5/1/45	1,423,943	1,461,837
FNMA, 3.50%, 5/1/46	1,186,189	1,216,554
FNMA, 6.50%, 8/1/47	1,674	1,844
FNMA, 6.50%, 9/1/47	3,122	3,434
FNMA, 6.50%, 9/1/47	210	231
FNMA, 6.50%, 9/1/47	2,303	2,530
FNMA, 6.50%, 9/1/47	614	674
GNMA, 2.50%, 1/24/17(3)	600,000	581,867
GNMA, 3.00%, 1/24/17(3)	650,000	657,721
GNMA, 4.00%, 1/24/17(3)	1,250,000	1,326,848
GNMA, 5.50%, 12/15/32	151,708	171,042
GNMA, 6.00%, 9/20/38	47,807	54,090
GNMA, 5.50%, 12/20/38	117,667	130,332
GNMA, 4.50%, 6/15/39	616,704	676,318
GNMA, 4.50%, 1/15/40	304,936	330,119
GNMA, 4.50%, 4/15/40	413,505	453,447
GNMA, 4.00%, 11/20/40	884,160	948,217
GNMA, 3.50%, 6/20/42	918,797	959,662

GNMA, 2.50%, 7/20/46	637,623	619,258
		29,174,917
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $31,467,040)		31,724,650
U.S. TREASURY SECURITIES — 18.9%
U.S. Treasury Bonds, 3.50%, 2/15/39	400,000	436,774
U.S. Treasury Bonds, 4.375%, 11/15/39	200,000	246,521
U.S. Treasury Bonds, 4.625%, 2/15/40	300,000	382,805
U.S. Treasury Bonds, 3.125%, 2/15/42	100,000	101,296
U.S. Treasury Bonds, 2.875%, 5/15/43	250,000	241,024
U.S. Treasury Bonds, 3.75%, 11/15/43	600,000	679,000
U.S. Treasury Bonds, 3.125%, 8/15/44(4)	1,650,000	1,666,670
U.S. Treasury Bonds, 3.00%, 11/15/44	1,150,000	1,133,762
U.S. Treasury Bonds, 2.50%, 2/15/45	900,000	800,006
U.S. Treasury Bonds, 3.00%, 5/15/45	350,000	344,565
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	1,361,286	1,316,934
U.S. Treasury Notes, 0.875%, 2/28/17	800,000	800,555
U.S. Treasury Notes, 0.75%, 10/31/17	800,000	799,365
U.S. Treasury Notes, 1.00%, 5/15/18	1,000,000	999,748
U.S. Treasury Notes, 1.375%, 7/31/18	900,000	904,023
U.S. Treasury Notes, 1.25%, 11/15/18	1,000,000	1,001,482
U.S. Treasury Notes, 1.50%, 2/28/19	3,000,000	3,016,071
U.S. Treasury Notes, 1.625%, 7/31/19	400,000	402,712
U.S. Treasury Notes, 1.75%, 9/30/19	700,000	706,703
U.S. Treasury Notes, 1.50%, 11/30/19	400,000	400,668
U.S. Treasury Notes, 1.375%, 12/15/19	700,000	698,001
U.S. Treasury Notes, 1.25%, 1/31/20	1,500,000	1,488,396
U.S. Treasury Notes, 1.50%, 5/31/20	1,600,000	1,594,347
U.S. Treasury Notes, 1.375%, 10/31/20	100,000	98,711
U.S. Treasury Notes, 1.375%, 5/31/21	1,800,000	1,762,853
U.S. Treasury Notes, 1.125%, 8/31/21	2,100,000	2,027,376
U.S. Treasury Notes, 1.375%, 8/31/23	300,000	283,901
TOTAL U.S. TREASURY SECURITIES (Cost $24,622,435)		24,334,269
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 7.0%
Private Sponsor Collateralized Mortgage Obligations — 5.8%
Alternative Loan Trust, Series 2003-20CB, Class 1A1 SEQ, 5.50%, 10/25/33	97,847	98,722
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	152,417	156,895
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.22%, 1/1/17	135,052	135,119
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.91%, 1/25/17	265,260	263,778
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.75%, 1/1/17	78,600	76,167
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.04%, 1/1/17	274,316	270,140
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	157,847	161,459
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	2,507	2,498
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-3, Class 1A1, VRN, 5.45%, 1/1/17	200,328	193,143
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.84%, 1/1/17	124,763	122,596
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.87%, 1/1/17	135,843	131,571
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.90%, 1/1/17	194,464	170,876
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.01%, 1/1/17	226,244	234,940
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.16%, 1/1/17	119,275	118,683
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.16%, 1/1/17	411,736	394,674
JPMorgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 6.99%, 1/1/17	51,545	53,817
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.04%, 1/1/17	130,402	133,457
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.94%, 1/25/17	253,770	249,607

Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 1/1/17	52,480	52,936
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.04%, 1/1/17	155,012	154,463
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-3, Class 4A1, VRN, 5.62%, 1/1/17	183,731	186,343
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 2.81%, 1/25/17	214,630	209,799
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 2.80%, 1/1/17	168,349	166,101
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 2A1, 5.50%, 1/25/36	181,023	178,857
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	168,693	166,905
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 3.07%, 1/1/17	91,721	91,847
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	266,332	266,040
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.03%, 1/1/17	167,678	161,454
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 3.04%, 1/1/17	183,409	180,176
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 2.94%, 1/1/17	371,040	350,971
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.23%, 1/1/17	242,647	229,420
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.07%, 1/1/17	114,045	106,192
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 3.23%, 1/1/17	268,219	249,554
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 3.03%, 1/1/17	120,874	111,164
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 3.15%, 1/1/17	243,390	229,489
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	217,395	213,950
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	238,202	234,426
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	272,472	275,025
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	44,586	45,788
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	89,845	93,400
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-2, Class 3A2, 5.25%, 3/25/37	104,546	107,045
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 1A5 SEQ, 6.00%, 7/25/37	335,001	331,872
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.31%, 1/1/17	115,861	112,567
		7,473,926
U.S. Government Agency Collateralized Mortgage Obligations — 1.2%
FHLMC, Series 3397, Class GF, VRN, 1.20%, 1/15/17	144,823	144,801
FNMA, Series 2006-43, Class FM, VRN, 1.06%, 1/25/17	48,697	48,519
FNMA, Series 2007-36, Class FB, VRN, 1.16%, 1/25/17	252,764	252,749
FNMA, Series 2016-C03, Class 2M2, VRN, 6.66%, 1/25/17	200,000	221,286
FNMA, Series 2016-C04, Class 1M2, VRN, 5.01%, 1/25/17	310,000	321,829
FNMA, Series 2016-C05, Class 2M2, VRN, 5.21%, 1/25/17	500,000	520,519
		1,509,703
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,907,819)		8,983,629
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 5.9%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	450,000	451,630
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	400,000	405,187
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.50%, 1/15/17(1)	400,000	398,307
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.71%, 1/1/17	370,000	402,182
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 1/1/17	400,000	419,319
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 1/1/17	450,000	474,321
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 1/1/17	625,000	650,729
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 1/1/17	400,000	403,438
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	150,000	144,086
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(1)	350,000	354,252
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	250,000	251,513
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 1/1/17	400,000	404,086
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 2.98%, 1/1/17(1)	525,000	504,994
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 1/10/17(1)	350,000	354,746
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class AS SEQ, 4.00%, 8/15/47	300,000	312,510

JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 1/1/17	320,000	334,406
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 4.97%, 1/1/17	260,000	271,668
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class AS SEQ, 3.06%, 8/15/49	400,000	387,512
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, VRN, 3.46%, 1/1/17	379,000	372,916
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 1/1/17(1)	325,000	327,154
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,685,942)		7,624,956
ASSET-BACKED SECURITIES(2) — 5.8%
American Homes 4 Rent, Series 2014-SFR1, Class A, VRN, 1.74%, 1/17/17(1)	635,870	633,999
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(1)	416,667	417,881
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	250,000	247,872
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 1.99%, 1/17/17(1)	548,742	549,883
Dell Equipment Finance Trust, Series 2015-2, Class A2B, VRN, 1.65%, 1/22/17(1)	130,649	130,831
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(1)	11,122	11,114
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(1)	273,726	273,612
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(1)	314,198	314,403
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 SEQ, 1.74%, 2/22/22(1)	750,000	748,053
Hertz Fleet Lease Funding LP, Series 2013-3, Class A, VRN, 1.21%, 1/10/17(1)	55,539	55,538
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, VRN, 1.76%, 1/10/17(1)	275,000	277,434
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	58,436	57,971
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	221,089	217,037
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.74%, 1/17/17(1)	169,912	169,400
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 1.94%, 1/17/17(1)	596,805	597,264
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	165,207	163,690
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	166,294	165,429
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 1.94%, 1/17/17(1)	225,000	225,770
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(1)	221,597	220,543
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(1)	122,302	122,151
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(1)	195,091	193,811
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	370,221	368,572
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	315,112	318,283
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	327,652	321,879
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 1.03%, 1/17/17	76,057	76,080
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	83,907	86,118
Volvo Financial Equipment LLC, Series 2015-1A, Class A2, 0.95%, 11/15/17(1)	15,300	15,298
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	460,107	455,152
TOTAL ASSET-BACKED SECURITIES (Cost $7,438,272)		7,435,068
MUTUAL FUNDS(5) — 4.6%
Emerging Markets Debt Fund R6 Class (Cost $5,857,778)	592,097	5,962,418
SOVEREIGN GOVERNMENTS AND AGENCIES — 2.6%
Brazil — 0.3%
Brazilian Government International Bond, 4.875%, 1/22/21	$190,000	196,175
Brazilian Government International Bond, 7.125%, 1/20/37	200,000	209,500
		405,675
Chile — 0.1%
Chile Government International Bond, 3.625%, 10/30/42	100,000	93,450
Colombia — 0.2%
Colombia Government International Bond, 4.375%, 7/12/21	330,000	346,500
Croatia — 0.2%
Croatia Government International Bond, 6.00%, 1/26/24	200,000	217,540
Italy — 0.1%
Republic of Italy Government International Bond, 6.875%, 9/27/23	80,000	93,662

Mexico — 0.2%
Mexico Government International Bond, MTN, 5.95%, 3/19/19		250,000	270,437
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50		90,000	102,150
Philippines — 0.2%
Philippine Government International Bond, 4.00%, 1/15/21		100,000	106,369
Philippine Government International Bond, 6.375%, 10/23/34		100,000	130,572
			236,941
Poland — 0.1%
Republic of Poland Government International Bond, 5.125%, 4/21/21		60,000	65,540
Republic of Poland Government International Bond, 3.00%, 3/17/23		100,000	98,195
			163,735
Portugal — 0.7%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(1)	EUR	945,000	945,406
Saudi Arabia — 0.1%
Saudi Government International Bond, 2.375%, 10/26/21(1)		$200,000	194,376
South Africa — 0.1%
Republic of South Africa Government International Bond, 4.67%, 1/17/24		100,000	100,371
Turkey — 0.1%
Turkey Government International Bond, 3.25%, 3/23/23		200,000	177,708
Uruguay — 0.1%
Uruguay Government International Bond, 4.125%, 11/20/45		80,000	66,280
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $3,502,480)			3,414,231
MUNICIPAL SECURITIES — 1.7%
Bay Area Toll Authority Rev., 6.92%, 4/1/40		180,000	243,632
California GO, (Building Bonds),, 7.60%, 11/1/40		25,000	37,721
City Public Service Board of San Antonio Rev., 5.99%, 2/1/39		50,000	64,338
Los Angeles Department of Water & Power Rev., 5.72%, 7/1/39		10,000	12,243
Maryland State Transportation Authority Rev., 5.75%, 7/1/41		50,000	60,649
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40		80,000	105,773
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40		50,000	66,856
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33		50,000	59,465
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41		40,000	56,021
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34		80,000	90,293
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34		40,000	50,496
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49		65,000	79,161
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51		75,000	83,325
Rutgers State University of New Jersey Rev., 5.67%, 5/1/40		175,000	205,977
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36		150,000	183,474
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41		85,000	97,542
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40		50,000	61,134
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50		35,000	49,152
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32		100,000	121,199
State of California GO, 6.65%, 3/1/22		40,000	47,436
State of California GO, 7.55%, 4/1/39		130,000	193,547
State of California GO, 7.30%, 10/1/39		10,000	14,159
State of Illinois GO, 5.88%, 3/1/19		55,000	58,372
State of Illinois GO, 5.10%, 6/1/33		40,000	35,866
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35		45,000	50,086
State of Washington GO, 5.14%, 8/1/40		90,000	107,662
TOTAL MUNICIPAL SECURITIES (Cost $1,845,986)			2,235,579

U.S. GOVERNMENT AGENCY SECURITIES — 1.1%
FNMA, 2.125%, 4/24/26	150,000	141,815
FNMA, 6.625%, 11/15/30	900,000	1,251,573
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,306,857)		1,393,388
TEMPORARY CASH INVESTMENTS — 2.2%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $1,629,975), at 0.10%, dated 12/30/16, due 1/3/17 (Delivery value $1,596,018)		1,596,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,244,468	1,244,468
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,840,468)		2,840,468
TOTAL INVESTMENT SECURITIES — 108.8% (Cost $139,580,027)		140,380,004
OTHER ASSETS AND LIABILITIES(6) — (8.8)%		(11,322,698)
TOTAL NET ASSETS — 100.0%		$129,057,306

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	346,251	USD	257,687	JPMorgan Chase Bank N.A.	3/15/17	(8,241)
USD	250,277	AUD	346,251	JPMorgan Chase Bank N.A.	3/15/17	832
BRL	839,513	USD	251,539	UBS AG	3/15/17	1,453
CAD	1,030,201	USD	775,929	JPMorgan Chase Bank N.A.	3/15/17	(7,987)
USD	245,564	CAD	333,312	JPMorgan Chase Bank N.A.	3/15/17	(2,897)
USD	258,021	CHF	263,298	Credit Suisse AG	3/15/17	(1,679)
CNY	3,567,503	USD	512,720	UBS AG	3/15/17	(10,062)
USD	506,101	CNY	3,567,503	UBS AG	3/15/17	3,443
USD	1,415,910	EUR	1,312,705	JPMorgan Chase Bank N.A.	3/15/17	29,277
GBP	382,757	USD	487,621	UBS AG	3/15/17	(15,095)
USD	242,942	GBP	196,380	UBS AG	3/15/17	504
USD	517,820	HUF	150,851,274	UBS AG	3/16/17	3,404
INR	34,589,712	USD	505,550	UBS AG	3/15/17	(295)
INR	17,641,636	USD	258,081	UBS AG	3/15/17	(388)
USD	849,906	KRW	995,613,365	UBS AG	3/15/17	25,396
USD	254,373	MXN	5,328,099	JPMorgan Chase Bank N.A.	3/15/17	(273)
MYR	1,161,064	USD	258,531	Goldman Sachs & Co.	3/15/17	(631)
USD	261,648	MYR	1,161,064	Goldman Sachs & Co.	3/15/17	3,748
NOK	4,331,722	USD	516,872	JPMorgan Chase Bank N.A.	3/15/17	(15,014)
USD	242,692	NOK	2,103,097	JPMorgan Chase Bank N.A.	3/15/17	(965)
USD	255,384	NOK	2,228,625	JPMorgan Chase Bank N.A.	3/15/17	(2,817)
NZD	362,530	USD	257,552	JPMorgan Chase Bank N.A.	3/15/17	(6,224)
USD	249,566	NZD	362,530	JPMorgan Chase Bank N.A.	3/15/17	(1,762)
USD	771,374	PHP	38,645,836	UBS AG	3/15/17	221
USD	258,623	PLN	1,081,333	UBS AG	3/15/17	534
USD	507,488	PLN	2,157,486	UBS AG	3/15/17	(7,453)
RUB	33,822,640	USD	520,508	UBS AG	3/15/17	22,077
RUB	13,369,991	USD	215,506	UBS AG	3/15/17	(1,023)
USD	647,091	SGD	918,325	JPMorgan Chase Bank N.A.	3/15/17	13,184
TRY	879,243	USD	249,028	JPMorgan Chase Bank N.A.	3/15/17	(3,537)
TRY	942,170	USD	264,967	UBS AG	3/15/17	(1,906)
USD	513,551	TRY	1,821,413	JPMorgan Chase Bank N.A.	3/15/17	4,999
TWD	8,270,028	USD	258,329	UBS AG	3/15/17	(3,059)
USD	258,721	TWD	8,270,028	UBS AG	3/15/17	3,451
ZAR	7,151,737	USD	509,057	JPMorgan Chase Bank N.A.	3/15/17	4,903
						26,118

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
18	U.S. Treasury 2-Year Notes	March 2017	3,900,375	(925)
10	U.S. Treasury 5-Year Notes	March 2017	1,176,641	(3,624)
			5,077,016	(4,549)

SWAP AGREEMENTS
CENTRALLY CLEARED CREDIT DEFAULT*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America High Yield 27 Index	650,000	Sell	5.00	12/20/21	3.54%	14,322	41,293
CDX North America Investment Grade 26 Index	1,000,000	Sell	1.00	6/20/21	0.61%	5,794	16,942
CDX North America Investment Grade 27 Index	3,500,000	Sell	1.00	12/20/21	0.68%	16,762	54,120
						36,878	112,355

TOTAL RETURN
Counterparty	Notional Amount ($)	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate (%)	Termination Date	Unrealized Appreciation (Depreciation) ($)
Bank of America N.A.	1,300,000	U.S. CPI Urban Consumers NSA Index	Receive	2.26	11/15/26	6,310
Bank of America N.A.	1,300,000	U.S. CPI Urban Consumers NSA Index	Receive	2.29	11/16/26	2,938
Bank of America N.A.	1,300,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	11/21/26	4,358
						13,606

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CNY	-	Chinese Yuan
CPI	-	Consumer Price Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HUF	-	Hungarian Forint
INR	-	Indian Rupee
KRW	-	South Korean Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $14,803,693, which represented 11.5% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	Forward commitment. Settlement date is indicated.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $163,930.

(5)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(6)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	44,431,348	—
U.S. Government Agency Mortgage-Backed Securities	—	31,724,650	—
U.S. Treasury Securities	—	24,334,269	—
Collateralized Mortgage Obligations	—	8,983,629	—
Commercial Mortgage-Backed Securities	—	7,624,956	—
Asset-Backed Securities	—	7,435,068	—
Mutual Funds	5,962,418	—	—
Sovereign Governments and Agencies	—	3,414,231	—
Municipal Securities	—	2,235,579	—
U.S. Government Agency Securities	—	1,393,388	—
Temporary Cash Investments	1,244,468	1,596,000	—
	7,206,886	133,173,118	—
Other Financial Instruments
Swap Agreements	—	125,961	—
Forward Foreign Currency Exchange Contracts	—	117,426	—
	—	243,387	—

Liabilities
Other Financial Instruments
Futures Contracts	4,549	—	—
Forward Foreign Currency Exchange Contracts	—	91,308	—
	4,549	91,308	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the nine months ended December 31, 2016 follows:

Affiliated Fund(1)	Beginning Value ($)	Purchase Cost ($)	Sales Cost	Realized Gain (Loss)	Distributions Received(2)($)	Ending Value ($)
Emerging Markets Debt Fund R6 Class	5,660,656	206,398	—	—	206,321	5,962,418

(1) Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

4. Federal Tax Information

As of December 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$139,609,647
Gross tax appreciation of investments	$2,385,511
Gross tax depreciation of investments	(1,615,154)
Net tax appreciation (depreciation) of investments	$770,357

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Diversified Bond Fund
December 31, 2016

Diversified Bond - Schedule of Investments
DECEMBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 35.1%
U.S. Treasury Bonds, 3.50%, 2/15/39	25,390,000	27,724,255
U.S. Treasury Bonds, 4.375%, 11/15/39	21,250,000	26,192,856
U.S. Treasury Bonds, 4.625%, 2/15/40	23,250,000	29,667,395
U.S. Treasury Bonds, 4.375%, 5/15/41	11,500,000	14,205,916
U.S. Treasury Bonds, 3.125%, 11/15/41	29,000,000	29,380,915
U.S. Treasury Bonds, 3.125%, 2/15/42	35,000,000	35,453,705
U.S. Treasury Bonds, 2.75%, 11/15/42	22,000,000	20,740,610
U.S. Treasury Bonds, 2.875%, 5/15/43	46,100,000	44,444,872
U.S. Treasury Bonds, 3.125%, 8/15/44	36,700,000	37,070,780
U.S. Treasury Bonds, 3.00%, 11/15/44	18,650,000	18,386,662
U.S. Treasury Bonds, 2.50%, 2/15/45	62,900,000	55,911,558
U.S. Treasury Bonds, 3.00%, 5/15/45	6,700,000	6,595,962
U.S. Treasury Notes, 0.875%, 2/28/17(1)	3,000,000	3,002,082
U.S. Treasury Notes, 0.75%, 10/31/17	99,000,000	98,921,394
U.S. Treasury Notes, 0.875%, 1/31/18	42,000,000	41,972,952
U.S. Treasury Notes, 1.00%, 2/15/18	13,200,000	13,205,940
U.S. Treasury Notes, 1.00%, 3/15/18(1)	151,750,000	151,836,346
U.S. Treasury Notes, 0.75%, 4/15/18	78,000,000	77,767,092
U.S. Treasury Notes, 2.625%, 4/30/18	7,700,000	7,864,110
U.S. Treasury Notes, 1.00%, 5/31/18	40,640,000	40,628,174
U.S. Treasury Notes, 1.375%, 6/30/18	145,360,000	146,040,285
U.S. Treasury Notes, 1.375%, 7/31/18	57,100,000	57,355,237
U.S. Treasury Notes, 0.75%, 8/31/18	75,000,000	74,528,550
U.S. Treasury Notes, 1.125%, 12/31/18(3)	15,000,000	15,013,305
U.S. Treasury Notes, 1.625%, 7/31/19	42,000,000	42,284,718
U.S. Treasury Notes, 1.75%, 9/30/19	48,000,000	48,459,648
U.S. Treasury Notes, 1.625%, 12/31/19	50,000,000	50,227,450
U.S. Treasury Notes, 1.25%, 1/31/20	20,000,000	19,845,280
U.S. Treasury Notes, 1.375%, 2/29/20	32,000,000	31,834,880
U.S. Treasury Notes, 1.375%, 3/31/20	46,900,000	46,633,983
U.S. Treasury Notes, 1.375%, 4/30/20	11,300,000	11,221,962
U.S. Treasury Notes, 1.50%, 5/31/20	43,000,000	42,848,081
U.S. Treasury Notes, 1.625%, 6/30/20	83,500,000	83,497,996
U.S. Treasury Notes, 1.375%, 9/30/20	102,000,000	100,785,180
U.S. Treasury Notes, 2.125%, 1/31/21	25,000,000	25,316,800
U.S. Treasury Notes, 2.25%, 4/30/21	68,050,000	69,193,308
U.S. Treasury Notes, 2.00%, 5/31/21	3,000,000	3,016,095
U.S. Treasury Notes, 1.125%, 8/31/21	150,000,000	144,812,550
U.S. Treasury Notes, 2.00%, 10/31/21	129,580,000	129,850,045
U.S. Treasury Notes, 1.375%, 6/30/23	9,000,000	8,540,334
U.S. Treasury Notes, 1.25%, 7/31/23	1,150,000	1,081,470
U.S. Treasury Notes, 1.375%, 8/31/23	84,500,000	79,965,392
U.S. Treasury Notes, 2.25%, 11/15/25	350,000	345,078
U.S. Treasury Notes, 2.00%, 11/15/26	5,500,000	5,283,999
TOTAL U.S. TREASURY SECURITIES (Cost $2,036,414,947)		2,018,955,202

CORPORATE BONDS — 30.5%
Aerospace and Defense — 0.3%
Boeing Co. (The), 2.20%, 10/30/22		2,770,000	2,712,664
Harris Corp., 2.70%, 4/27/20		1,330,000	1,328,838
Lockheed Martin Corp., 4.25%, 11/15/19		1,990,000	2,119,832
Lockheed Martin Corp., 3.55%, 1/15/26		1,700,000	1,737,789
Lockheed Martin Corp., 3.80%, 3/1/45		2,740,000	2,600,350
United Technologies Corp., 6.05%, 6/1/36		1,868,000	2,340,466
United Technologies Corp., 3.75%, 11/1/46		3,520,000	3,351,455
			16,191,394
Auto Components — 0.1%
Schaeffler Finance BV, 4.25%, 5/15/21(4)		3,400,000	3,485,000
ZF North America Capital, Inc., 4.00%, 4/29/20(4)		3,100,000	3,235,625
			6,720,625
Automobiles — 0.9%
Daimler Finance North America LLC, 1.875%, 1/11/18(4)		3,160,000	3,164,440
Ford Motor Credit Co. LLC, 2.15%, 1/9/18		4,800,000	4,807,622
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		3,390,000	3,523,356
Ford Motor Credit Co. LLC, 8.125%, 1/15/20		3,500,000	4,036,529
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		7,410,000	8,184,560
General Motors Co., 5.00%, 4/1/35		3,140,000	3,066,430
General Motors Financial Co., Inc., 3.25%, 5/15/18		5,570,000	5,644,031
General Motors Financial Co., Inc., 3.10%, 1/15/19		3,530,000	3,567,965
General Motors Financial Co., Inc., 3.20%, 7/6/21		4,620,000	4,582,139
General Motors Financial Co., Inc., 5.25%, 3/1/26		6,740,000	7,101,028
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(4)		2,200,000	2,268,750
			49,946,850
Banks — 4.3%
Bank of America Corp., 5.75%, 12/1/17		6,390,000	6,620,136
Bank of America Corp., 5.70%, 1/24/22		1,530,000	1,718,830
Bank of America Corp., MTN, 5.625%, 7/1/20		6,230,000	6,851,000
Bank of America Corp., MTN, 4.00%, 4/1/24		3,300,000	3,404,854
Bank of America Corp., MTN, 4.20%, 8/26/24		5,400,000	5,503,415
Bank of America Corp., MTN, 4.00%, 1/22/25		10,500,000	10,518,018
Bank of America Corp., MTN, 5.00%, 1/21/44		1,540,000	1,689,699
Bank of America N.A., 5.30%, 3/15/17		8,840,000	8,908,890
Bank of America N.A., 6.00%, 10/15/36		3,330,000	4,023,792
Banque Federative du Credit Mutuel SA, 2.00%, 4/12/19(4)		2,960,000	2,947,752
Barclays Bank plc, 5.14%, 10/14/20		1,760,000	1,858,974
Barclays Bank plc, MTN, 6.00%, 1/14/21	EUR	3,000,000	3,666,649
Barclays Bank plc, MTN, VRN, 6.75%, 1/16/18	GBP	4,739,000	6,086,646
Barclays plc, 4.375%, 1/12/26		$2,000,000	2,029,544
BPCE SA, 5.15%, 7/21/24(4)		3,080,000	3,132,455
Branch Banking & Trust Co., 3.625%, 9/16/25		1,653,000	1,680,200
Branch Banking & Trust Co., 3.80%, 10/30/26		2,850,000	2,927,979
Capital One Financial Corp., 4.20%, 10/29/25		7,305,000	7,332,949
Capital One N.A., 2.35%, 8/17/18		2,900,000	2,917,270
Citigroup, Inc., 1.75%, 5/1/18		6,549,000	6,536,236
Citigroup, Inc., 4.50%, 1/14/22		5,530,000	5,896,910
Citigroup, Inc., 4.05%, 7/30/22		1,660,000	1,718,381
Citigroup, Inc., 3.20%, 10/21/26		2,500,000	2,391,893
Citigroup, Inc., 4.45%, 9/29/27		19,485,000	19,851,961
Commerzbank AG, 8.125%, 9/19/23(4)		1,330,000	1,499,110

Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	4,750,000	5,151,378
Cooperatieve Rabobank UA, 3.875%, 2/8/22		$4,280,000	4,517,544
Cooperatieve Rabobank UA, 3.95%, 11/9/22		2,270,000	2,335,628
Cooperatieve Rabobank UA, MTN, 4.125%, 9/14/22	EUR	4,500,000	5,469,431
Danske Bank A/S, MTN, VRN, 2.75%, 5/19/21	EUR	5,400,000	6,064,627
Fifth Third Bank, 2.875%, 10/1/21		$3,210,000	3,247,287
HBOS plc, MTN, 6.75%, 5/21/18(4)		5,140,000	5,431,685
HSBC Bank plc, MTN, 6.50%, 7/7/23	GBP	2,150,000	3,270,968
HSBC Bank USA N.A., 5.875%, 11/1/34		$1,760,000	2,049,657
Huntington Bancshares, Inc., 2.30%, 1/14/22		4,580,000	4,442,824
Intesa Sanpaolo SpA, 5.02%, 6/26/24(4)		2,580,000	2,385,373
JPMorgan Chase & Co., 2.55%, 3/1/21		4,290,000	4,274,903
JPMorgan Chase & Co., 4.625%, 5/10/21		6,700,000	7,212,269
JPMorgan Chase & Co., 3.25%, 9/23/22		2,520,000	2,547,604
JPMorgan Chase & Co., 3.875%, 9/10/24		8,505,000	8,609,501
JPMorgan Chase & Co., 3.125%, 1/23/25		15,400,000	15,050,882
JPMorgan Chase & Co., 4.95%, 6/1/45		1,700,000	1,813,456
KeyBank N.A., MTN, 3.40%, 5/20/26		3,300,000	3,209,933
KeyCorp, MTN, 2.30%, 12/13/18		1,230,000	1,237,643
Regions Bank, 6.45%, 6/26/37		1,160,000	1,308,257
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	2,300,000	2,386,082
SunTrust Bank, 3.30%, 5/15/26		$3,950,000	3,814,562
U.S. Bancorp, MTN, 3.00%, 3/15/22		1,310,000	1,335,220
U.S. Bancorp, MTN, 3.60%, 9/11/24		2,820,000	2,873,160
U.S. Bank N.A., 2.80%, 1/27/25		2,820,000	2,751,288
Wells Fargo & Co., 4.125%, 8/15/23		2,170,000	2,244,919
Wells Fargo & Co., 3.00%, 4/22/26		1,430,000	1,364,264
Wells Fargo & Co., 5.61%, 1/15/44		3,300,000	3,740,451
Wells Fargo & Co., MTN, 2.60%, 7/22/20		4,700,000	4,726,146
Wells Fargo & Co., MTN, 3.55%, 9/29/25		3,240,000	3,233,844
Wells Fargo & Co., MTN, 4.10%, 6/3/26		2,850,000	2,886,859
Wells Fargo & Co., MTN, 4.65%, 11/4/44		2,890,000	2,845,563
Wells Fargo & Co., MTN, 4.75%, 12/7/46		2,200,000	2,225,894
			247,772,645
Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		6,290,000	6,403,516
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		5,100,000	5,179,213
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		8,870,000	9,561,674
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		2,840,000	3,163,817
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		2,200,000	2,165,653
Molson Coors Brewing Co., 3.00%, 7/15/26		4,760,000	4,502,160
			30,976,033
Biotechnology — 1.0%
AbbVie, Inc., 2.90%, 11/6/22		7,130,000	7,043,998
AbbVie, Inc., 3.60%, 5/14/25		3,970,000	3,934,135
AbbVie, Inc., 4.40%, 11/6/42		2,810,000	2,648,492
AbbVie, Inc., 4.45%, 5/14/46		750,000	719,594
Amgen, Inc., 1.85%, 8/19/21		4,370,000	4,211,024
Amgen, Inc., 4.66%, 6/15/51(4)		3,670,000	3,551,643
Biogen, Inc., 3.625%, 9/15/22		5,390,000	5,533,670
Celgene Corp., 3.25%, 8/15/22		5,640,000	5,691,290
Celgene Corp., 3.875%, 8/15/25		8,950,000	9,082,415
Gilead Sciences, Inc., 4.40%, 12/1/21		5,430,000	5,840,236

Gilead Sciences, Inc., 3.65%, 3/1/26	9,610,000	9,741,532
Gilead Sciences, Inc., 4.15%, 3/1/47	2,120,000	2,014,454
		60,012,483
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25	3,800,000	3,876,000
Masco Corp., 4.375%, 4/1/26	1,100,000	1,124,277
		5,000,277
Capital Markets — 0.1%
Jefferies Group LLC, 5.125%, 4/13/18	2,860,000	2,956,742
Chemicals — 0.3%
Ashland LLC, 4.75%, 8/15/22	2,000,000	2,082,500
Dow Chemical Co. (The), 4.25%, 11/15/20	1,363,000	1,443,711
Eastman Chemical Co., 3.60%, 8/15/22	929,000	952,762
Ecolab, Inc., 4.35%, 12/8/21	3,104,000	3,354,900
LyondellBasell Industries NV, 5.00%, 4/15/19	3,470,000	3,665,156
LyondellBasell Industries NV, 4.625%, 2/26/55	2,070,000	1,925,044
Mosaic Co. (The), 5.625%, 11/15/43	1,610,000	1,554,194
		14,978,267
Commercial Services and Supplies — 0.2%
Covanta Holding Corp., 5.875%, 3/1/24	2,200,000	2,123,000
Republic Services, Inc., 3.55%, 6/1/22	4,170,000	4,332,534
Waste Management, Inc., 4.75%, 6/30/20	1,120,000	1,207,471
Waste Management, Inc., 4.10%, 3/1/45	3,120,000	3,094,219
		10,757,224
Communications Equipment — 0.1%
Cisco Systems, Inc., 3.00%, 6/15/22	2,720,000	2,771,664
Cisco Systems, Inc., 2.50%, 9/20/26	2,000,000	1,901,690
CommScope, Inc., 4.375%, 6/15/20(4)	3,000,000	3,075,000
		7,748,354
Construction Materials — 0.1%
Owens Corning, 4.20%, 12/15/22	2,830,000	2,939,586
Consumer Finance — 1.0%
American Express Centurion Bank, MTN, 6.00%, 9/13/17	5,240,000	5,402,361
American Express Credit Corp., 2.60%, 9/14/20	1,655,000	1,668,468
American Express Credit Corp., MTN, 2.25%, 5/5/21	6,290,000	6,213,683
Capital One Bank USA N.A., 2.30%, 6/5/19	3,370,000	3,378,776
Capital One Bank USA N.A., 3.375%, 2/15/23	2,900,000	2,873,833
CIT Group, Inc., 4.25%, 8/15/17	6,690,000	6,781,988
CIT Group, Inc., 5.00%, 8/15/22	1,320,000	1,379,400
Discover Bank, 2.00%, 2/21/18	5,031,000	5,030,869
Discover Bank, 3.45%, 7/27/26	4,540,000	4,386,248
Discover Financial Services, 3.75%, 3/4/25	1,000,000	978,119
Equifax, Inc., 3.30%, 12/15/22	2,420,000	2,460,838
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	1,900,000	2,004,500
PNC Bank N.A., 6.00%, 12/7/17	3,215,000	3,340,260
PNC Bank N.A., 1.95%, 3/4/19	5,200,000	5,205,179
PNC Bank N.A., 3.80%, 7/25/23	1,100,000	1,133,954
Synchrony Financial, 2.60%, 1/15/19	2,310,000	2,321,998
Synchrony Financial, 3.00%, 8/15/19	2,000,000	2,026,270
		56,586,744
Containers and Packaging — 0.2%
Ball Corp., 4.00%, 11/15/23	3,180,000	3,128,325
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	4,310,000	4,417,750

WestRock RKT Co., 3.50%, 3/1/20		2,010,000	2,060,959
WestRock RKT Co., 4.00%, 3/1/23		3,410,000	3,522,513
			13,129,547
Diversified Consumer Services — 0.1%
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47		1,600,000	1,510,837
Catholic Health Initiatives, 2.95%, 11/1/22		2,420,000	2,354,917
George Washington University (The), 3.55%, 9/15/46		1,805,000	1,541,643
			5,407,397
Diversified Financial Services — 3.0%
Ally Financial, Inc., 2.75%, 1/30/17		4,600,000	4,601,725
Ally Financial, Inc., 3.60%, 5/21/18		3,000,000	3,030,000
Ally Financial, Inc., 3.50%, 1/27/19		2,000,000	2,015,000
Ally Financial, Inc., 4.625%, 3/30/25		1,000,000	988,750
BNP Paribas SA, 4.375%, 9/28/25(4)		2,700,000	2,685,779
BNP Paribas SA, MTN, VRN, 2.625%, 10/14/22	EUR	2,300,000	2,485,791
Citigroup, Inc., 2.90%, 12/8/21		$3,700,000	3,690,621
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	4,450,000	7,062,953
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21		$4,000,000	4,025,820
Credit Suisse Group Funding Guernsey Ltd., 4.875%, 5/15/45		1,000,000	1,028,474
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20		15,331,000	15,304,247
GE Capital International Funding Co. UnLtd. Co., 4.42%, 11/15/35		2,000,000	2,096,512
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19		12,700,000	12,697,117
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20		7,120,000	7,725,919
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		6,320,000	7,106,170
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		4,710,000	4,888,288
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		1,000,000	987,161
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		5,240,000	5,325,622
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		3,280,000	3,219,389
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45		1,500,000	1,580,508
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		5,070,000	5,332,930
HSBC Holdings plc, 2.95%, 5/25/21		8,000,000	7,994,872
HSBC Holdings plc, 4.30%, 3/8/26		4,980,000	5,162,323
HSBC Holdings plc, 4.375%, 11/23/26		4,000,000	4,031,860
Morgan Stanley, 5.00%, 11/24/25		14,530,000	15,529,737
Morgan Stanley, MTN, 6.625%, 4/1/18		9,070,000	9,593,393
Morgan Stanley, MTN, 5.625%, 9/23/19		14,340,000	15,546,811
Morgan Stanley, MTN, 2.50%, 4/21/21		5,110,000	5,055,180
Morgan Stanley, MTN, 3.70%, 10/23/24		6,830,000	6,914,494
S&P Global, Inc., 3.30%, 8/14/20		1,710,000	1,743,704
UBS Group Funding Jersey Ltd., 2.65%, 2/1/22(4)		4,100,000	3,985,442
UBS Group Funding Jersey Ltd., 4.125%, 9/24/25(4)		1,930,000	1,968,152
			175,404,744
Diversified Telecommunication Services — 1.6%
AT&T, Inc., 5.00%, 3/1/21		2,340,000	2,517,037
AT&T, Inc., 3.875%, 8/15/21		3,160,000	3,263,022
AT&T, Inc., 3.60%, 2/17/23		3,400,000	3,430,022
AT&T, Inc., 4.45%, 4/1/24		1,610,000	1,679,000
AT&T, Inc., 3.40%, 5/15/25		10,980,000	10,587,904
AT&T, Inc., 6.55%, 2/15/39		4,493,000	5,209,728
AT&T, Inc., 4.30%, 12/15/42		3,620,000	3,246,615
British Telecommunications plc, 5.95%, 1/15/18		6,030,000	6,285,364
CenturyLink, Inc., Series Q, 6.15%, 9/15/19		3,300,000	3,547,500
Deutsche Telekom International Finance BV, 6.75%, 8/20/18		3,800,000	4,098,574

Frontier Communications Corp., 8.50%, 4/15/20	3,390,000	3,572,213
Orange SA, 4.125%, 9/14/21	2,200,000	2,323,369
Orange SA, 5.50%, 2/6/44	1,570,000	1,806,663
Telefonica Emisiones SAU, 5.46%, 2/16/21	4,410,000	4,807,857
Verizon Communications, Inc., 3.65%, 9/14/18	4,000,000	4,133,020
Verizon Communications, Inc., 5.15%, 9/15/23	5,470,000	6,050,739
Verizon Communications, Inc., 2.625%, 8/15/26	5,460,000	5,029,042
Verizon Communications, Inc., 5.05%, 3/15/34	8,240,000	8,689,558
Verizon Communications, Inc., 4.75%, 11/1/41	1,890,000	1,869,662
Verizon Communications, Inc., 4.86%, 8/21/46	5,045,000	5,122,194
Verizon Communications, Inc., 5.01%, 8/21/54	2,984,000	2,984,695
		90,253,778
Energy Equipment and Services — 0.1%
Ensco plc, 5.20%, 3/15/25	770,000	668,876
Halliburton Co., 3.80%, 11/15/25	3,300,000	3,354,110
		4,022,986
Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp., 5.05%, 9/1/20	2,000,000	2,146,492
American Tower Corp., 3.375%, 10/15/26	6,160,000	5,834,838
AvalonBay Communities, Inc., MTN, 2.90%, 10/15/26	2,740,000	2,592,303
Boston Properties LP, 3.65%, 2/1/26	1,600,000	1,580,840
Crown Castle International Corp., 5.25%, 1/15/23	2,440,000	2,635,200
Crown Castle International Corp., 4.45%, 2/15/26	4,230,000	4,378,473
DDR Corp., 4.75%, 4/15/18	5,930,000	6,099,847
DDR Corp., 3.625%, 2/1/25	1,460,000	1,413,001
Essex Portfolio LP, 3.625%, 8/15/22	3,120,000	3,193,173
Essex Portfolio LP, 3.25%, 5/1/23	1,712,000	1,706,262
Hospitality Properties Trust, 4.65%, 3/15/24	6,610,000	6,590,772
Host Hotels & Resorts LP, 3.75%, 10/15/23	1,450,000	1,424,054
Kilroy Realty LP, 3.80%, 1/15/23	3,750,000	3,777,788
Kilroy Realty LP, 4.375%, 10/1/25	1,460,000	1,499,370
Kimco Realty Corp., 2.80%, 10/1/26	3,910,000	3,641,019
Simon Property Group LP, 3.25%, 11/30/26	2,740,000	2,688,170
Ventas Realty LP, 4.125%, 1/15/26	2,600,000	2,659,306
VEREIT Operating Partnership LP, 4.125%, 6/1/21	4,538,000	4,628,760
Welltower, Inc., 3.75%, 3/15/23	2,590,000	2,643,017
		61,132,685
Food and Staples Retailing — 0.7%
CVS Health Corp., 3.50%, 7/20/22	4,000,000	4,110,696
CVS Health Corp., 5.125%, 7/20/45	3,340,000	3,729,531
Dollar General Corp., 3.25%, 4/15/23	4,420,000	4,363,185
Kroger Co. (The), 3.30%, 1/15/21	6,235,000	6,407,485
Kroger Co. (The), 3.875%, 10/15/46	2,680,000	2,445,004
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(4)	8,520,000	8,353,724
Sysco Corp., 3.30%, 7/15/26	1,600,000	1,570,985
Target Corp., 2.50%, 4/15/26	4,000,000	3,815,152
Wal-Mart Stores, Inc., 5.625%, 4/15/41	1,150,000	1,430,667
Wal-Mart Stores, Inc., 4.30%, 4/22/44	6,070,000	6,408,190
		42,634,619
Food Products — 0.2%
Kraft Heinz Foods Co., 3.95%, 7/15/25	4,890,000	4,956,078
Kraft Heinz Foods Co., 5.20%, 7/15/45	2,100,000	2,202,457

Kraft Heinz Foods Co., 4.375%, 6/1/46	2,220,000	2,093,194
		9,251,729
Gas Utilities — 1.3%
Enbridge Energy Partners LP, 6.50%, 4/15/18	2,470,000	2,599,579
Enbridge Energy Partners LP, 5.20%, 3/15/20	1,010,000	1,075,690
Enbridge, Inc., 4.00%, 10/1/23	2,630,000	2,671,012
Enbridge, Inc., 4.50%, 6/10/44	2,130,000	1,983,984
Energy Transfer Equity LP, 7.50%, 10/15/20	2,120,000	2,374,400
Energy Transfer Partners LP, 5.20%, 2/1/22	1,610,000	1,724,147
Energy Transfer Partners LP, 3.60%, 2/1/23	3,530,000	3,473,044
Energy Transfer Partners LP, 4.90%, 3/15/35	2,730,000	2,555,026
Energy Transfer Partners LP, 6.50%, 2/1/42	1,880,000	2,034,333
Enterprise Products Operating LLC, 4.85%, 3/15/44	6,680,000	6,756,854
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	2,500,000	2,564,588
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	3,360,000	3,719,513
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	3,040,000	3,265,741
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	3,850,000	4,233,645
Kinder Morgan, Inc., 5.55%, 6/1/45	1,460,000	1,538,386
Magellan Midstream Partners LP, 6.55%, 7/15/19	2,680,000	2,966,371
MPLX LP, 4.875%, 12/1/24	1,840,000	1,895,448
MPLX LP, 4.875%, 6/1/25	5,000,000	5,143,050
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	3,070,000	3,087,462
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	5,750,000	5,619,073
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26	2,570,000	2,488,919
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	1,000,000	1,062,500
Williams Cos., Inc. (The), 3.70%, 1/15/23	1,650,000	1,600,500
Williams Cos., Inc. (The), 5.75%, 6/24/44	1,220,000	1,189,500
Williams Partners LP, 4.125%, 11/15/20	4,003,000	4,162,231
Williams Partners LP, 5.10%, 9/15/45	1,280,000	1,218,819
		73,003,815
Health Care Equipment and Supplies — 0.7%
Abbott Laboratories, 3.75%, 11/30/26	7,340,000	7,300,261
Becton Dickinson and Co., 3.73%, 12/15/24	7,461,000	7,635,863
Medtronic, Inc., 2.50%, 3/15/20	1,900,000	1,921,096
Medtronic, Inc., 3.50%, 3/15/25	6,090,000	6,269,503
Medtronic, Inc., 4.375%, 3/15/35	5,050,000	5,344,284
St. Jude Medical, Inc., 2.00%, 9/15/18	1,560,000	1,562,563
Stryker Corp., 3.50%, 3/15/26	2,250,000	2,272,408
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	1,030,000	1,064,672
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	2,157,000	2,191,822
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	3,000,000	2,831,031
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	1,920,000	2,152,218
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	2,080,000	2,080,564
		42,626,285
Health Care Providers and Services — 0.7%
Aetna, Inc., 2.75%, 11/15/22	1,540,000	1,513,181
Aetna, Inc., 4.375%, 6/15/46	2,140,000	2,153,304
Ascension Health, 3.95%, 11/15/46	700,000	668,669
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	696,000	683,890
Express Scripts Holding Co., 4.50%, 2/25/26	5,310,000	5,469,189
Express Scripts Holding Co., 3.40%, 3/1/27	1,330,000	1,246,799
HCA, Inc., 3.75%, 3/15/19	5,910,000	6,087,300
HCA, Inc., 4.25%, 10/15/19	1,000,000	1,042,500

Johns Hopkins Health System Corp. (The), 3.84%, 5/15/46		1,860,000	1,764,563
Mylan NV, 3.95%, 6/15/26(4)		1,900,000	1,779,038
NYU Hospitals Center, 4.43%, 7/1/42		2,180,000	2,084,614
UnitedHealth Group, Inc., 2.875%, 12/15/21		3,410,000	3,455,520
UnitedHealth Group, Inc., 2.875%, 3/15/22		4,060,000	4,110,730
UnitedHealth Group, Inc., 3.75%, 7/15/25		3,020,000	3,125,664
Universal Health Services, Inc., 4.75%, 8/1/22(4)		3,700,000	3,764,750
			38,949,711
Hotels, Restaurants and Leisure — 0.2%
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(4)		3,640,000	3,549,000
McDonald's Corp., MTN, 3.375%, 5/26/25		2,000,000	2,006,828
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		3,630,000	3,897,713
Wyndham Worldwide Corp., 2.95%, 3/1/17		2,340,000	2,342,384
			11,795,925
Household Durables — 0.5%
D.R. Horton, Inc., 3.625%, 2/15/18		3,770,000	3,817,125
D.R. Horton, Inc., 5.75%, 8/15/23		2,020,000	2,174,025
Lennar Corp., 4.75%, 12/15/17		3,030,000	3,090,600
Lennar Corp., 4.75%, 4/1/21		3,290,000	3,413,375
Lennar Corp., 4.75%, 5/30/25		600,000	588,000
M.D.C. Holdings, Inc., 5.50%, 1/15/24		2,000,000	2,075,000
Newell Brands, Inc., 4.20%, 4/1/26		3,400,000	3,547,985
Newell Brands, Inc., 5.50%, 4/1/46		3,600,000	4,134,532
Toll Brothers Finance Corp., 6.75%, 11/1/19		2,620,000	2,878,725
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19		1,460,000	1,492,850
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24		730,000	755,550
			27,967,767
Industrial Conglomerates — 0.2%
General Electric Co., 4.125%, 10/9/42		4,140,000	4,199,107
General Electric Co., MTN, 4.375%, 9/16/20		3,745,000	4,024,433
General Electric Co., MTN, 4.65%, 10/17/21		1,197,000	1,312,675
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		2,330,000	2,365,390
			11,901,605
Insurance — 1.4%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.75%, 5/15/19		3,320,000	3,390,550
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 5.00%, 10/1/21		4,920,000	5,184,450
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	4,800,000	5,888,840
Allstate Corp. (The), 4.20%, 12/15/46		$920,000	940,900
Allstate Corp. (The), VRN, 5.75%, 8/15/23		1,000,000	1,035,775
American International Group, Inc., 4.125%, 2/15/24		10,080,000	10,492,373
American International Group, Inc., 4.50%, 7/16/44		2,150,000	2,124,230
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		2,770,000	2,984,622
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		2,030,000	2,067,782
Berkshire Hathaway, Inc., 2.75%, 3/15/23		3,870,000	3,854,760
Berkshire Hathaway, Inc., 4.50%, 2/11/43		3,160,000	3,361,418
Chubb INA Holdings, Inc., 3.15%, 3/15/25		3,950,000	3,934,919
Chubb INA Holdings, Inc., 3.35%, 5/3/26		2,660,000	2,693,657
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		1,190,000	1,361,809
International Lease Finance Corp., 6.25%, 5/15/19		1,670,000	1,799,425
Liberty Mutual Group, Inc., 4.95%, 5/1/22(4)		440,000	480,172
Liberty Mutual Group, Inc., 4.85%, 8/1/44(4)		1,730,000	1,715,125
Lincoln National Corp., 6.25%, 2/15/20		1,100,000	1,214,984
Markel Corp., 4.90%, 7/1/22		4,070,000	4,391,318

Markel Corp., 3.625%, 3/30/23	1,000,000	1,002,965
MetLife, Inc., 4.125%, 8/13/42	2,140,000	2,106,967
MetLife, Inc., 4.875%, 11/13/43	1,405,000	1,521,741
Metropolitan Life Global Funding I, 3.00%, 1/10/23(4)	2,870,000	2,881,979
Prudential Financial, Inc., 5.625%, 5/12/41	3,740,000	4,320,254
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	1,000,000	1,095,479
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	1,275,000	1,475,725
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(4)	1,670,000	1,687,512
Travelers Cos., Inc. (The), 4.30%, 8/25/45	1,000,000	1,036,297
Voya Financial, Inc., 5.70%, 7/15/43	2,500,000	2,732,258
WR Berkley Corp., 4.625%, 3/15/22	2,450,000	2,621,059
WR Berkley Corp., 4.75%, 8/1/44	1,240,000	1,214,711
		82,614,056
Internet and Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 3.60%, 11/28/24	7,000,000	6,942,635
IT Services — 0.3%
Fidelity National Information Services, Inc., 3.50%, 4/15/23	3,000,000	3,039,579
Fidelity National Information Services, Inc., 3.00%, 8/15/26	6,900,000	6,492,348
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	4,230,000	4,303,771
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	3,370,000	3,468,724
Xerox Corp., 2.95%, 3/15/17	1,670,000	1,675,090
		18,979,512
Machinery — 0.1%
Oshkosh Corp., 5.375%, 3/1/22	4,070,000	4,242,975
Media — 1.8%
21st Century Fox America, Inc., 3.70%, 10/15/25	1,400,000	1,417,710
21st Century Fox America, Inc., 6.90%, 8/15/39	1,840,000	2,314,253
21st Century Fox America, Inc., 4.75%, 9/15/44	920,000	921,385
21st Century Fox America, Inc., 4.75%, 11/15/46(4)	2,000,000	2,009,956
CBS Corp., 3.50%, 1/15/25	1,260,000	1,248,686
CBS Corp., 4.85%, 7/1/42	1,240,000	1,216,041
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	13,360,000	14,086,971
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	2,380,000	2,756,295
Comcast Corp., 3.15%, 3/1/26	1,760,000	1,736,097
Comcast Corp., 4.40%, 8/15/35	2,070,000	2,166,207
Comcast Corp., 6.40%, 5/15/38	3,970,000	5,085,264
Comcast Corp., 4.75%, 3/1/44	4,540,000	4,871,229
Discovery Communications LLC, 5.625%, 8/15/19	2,803,000	3,028,723
Discovery Communications LLC, 3.25%, 4/1/23	1,000,000	975,257
Discovery Communications LLC, 4.90%, 3/11/26	2,860,000	3,013,099
DISH DBS Corp., 4.625%, 7/15/17	3,000,000	3,041,250
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	2,260,000	2,338,203
Lamar Media Corp., 5.375%, 1/15/24	2,970,000	3,088,800
NBCUniversal Media LLC, 4.375%, 4/1/21	4,630,000	5,000,631
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(4)	2,680,000	2,736,950
Omnicom Group, Inc., 3.60%, 4/15/26	5,520,000	5,465,860
TEGNA, Inc., 5.125%, 7/15/20	4,450,000	4,622,437
Time Warner Cable LLC, 6.75%, 7/1/18	1,830,000	1,954,136
Time Warner Cable LLC, 5.50%, 9/1/41	1,020,000	1,038,692
Time Warner Cable LLC, 4.50%, 9/15/42	1,770,000	1,605,951
Time Warner, Inc., 4.70%, 1/15/21	2,410,000	2,576,333
Time Warner, Inc., 3.60%, 7/15/25	5,500,000	5,471,884
Time Warner, Inc., 3.80%, 2/15/27	2,500,000	2,483,208

Time Warner, Inc., 5.35%, 12/15/43	1,520,000	1,610,525
Viacom, Inc., 3.125%, 6/15/22	1,690,000	1,638,976
Viacom, Inc., 4.25%, 9/1/23	3,500,000	3,503,945
Virgin Media Secured Finance plc, 5.25%, 1/15/26(4)	3,500,000	3,469,375
Walt Disney Co. (The), MTN, 1.85%, 7/30/26	1,570,000	1,414,433
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	1,681,000	1,738,640
		101,647,402
Metals and Mining — 0.2%
Barrick North America Finance LLC, 5.75%, 5/1/43	1,710,000	1,800,575
Glencore Finance Canada Ltd., 4.95%, 11/15/21(4)	2,560,000	2,742,164
Southern Copper Corp., 5.25%, 11/8/42	1,450,000	1,333,426
Steel Dynamics, Inc., 6.375%, 8/15/22	1,745,000	1,827,888
Steel Dynamics, Inc., 5.50%, 10/1/24	1,000,000	1,062,500
Steel Dynamics, Inc., 5.00%, 12/15/26(4)	2,000,000	1,997,500
		10,764,053
Multi-Utilities — 1.5%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	2,850,000	2,928,375
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	3,100,000	3,162,871
CMS Energy Corp., 8.75%, 6/15/19	4,160,000	4,804,363
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	2,030,000	1,965,570
Constellation Energy Group, Inc., 5.15%, 12/1/20	2,700,000	2,919,229
Dominion Resources, Inc., 6.40%, 6/15/18	4,350,000	4,614,419
Dominion Resources, Inc., 2.75%, 9/15/22	1,690,000	1,663,396
Dominion Resources, Inc., 3.625%, 12/1/24	4,810,000	4,842,261
Dominion Resources, Inc., 4.90%, 8/1/41	3,920,000	4,122,629
Duke Energy Corp., 3.55%, 9/15/21	2,686,000	2,780,794
Duke Energy Corp., 2.65%, 9/1/26	1,820,000	1,699,618
Duke Energy Florida LLC, 6.35%, 9/15/37	1,307,000	1,684,737
Duke Energy Florida LLC, 3.85%, 11/15/42	2,670,000	2,561,371
Duke Energy Progress LLC, 4.15%, 12/1/44	1,900,000	1,888,475
Duke Energy Progress LLC, 3.70%, 10/15/46	2,280,000	2,159,956
Edison International, 3.75%, 9/15/17	2,920,000	2,965,902
Exelon Corp., 4.45%, 4/15/46	2,800,000	2,746,565
Exelon Generation Co. LLC, 5.60%, 6/15/42	1,510,000	1,400,329
FirstEnergy Corp., 2.75%, 3/15/18	1,967,000	1,985,171
FirstEnergy Corp., 4.25%, 3/15/23	2,310,000	2,388,907
Florida Power & Light Co., 4.125%, 2/1/42	2,160,000	2,216,421
Georgia Power Co., 4.30%, 3/15/42	1,590,000	1,623,714
IPALCO Enterprises, Inc., 5.00%, 5/1/18	3,010,000	3,122,875
MidAmerican Energy Co., 4.40%, 10/15/44	4,100,000	4,356,865
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	3,070,000	3,074,605
NiSource Finance Corp., 5.65%, 2/1/45	2,680,000	3,130,642
Pacific Gas & Electric Co., 4.00%, 12/1/46	2,345,000	2,317,704
Potomac Electric Power Co., 3.60%, 3/15/24	1,700,000	1,757,350
Progress Energy, Inc., 3.15%, 4/1/22	2,690,000	2,714,764
Sempra Energy, 2.875%, 10/1/22	1,070,000	1,059,966
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	2,170,000	2,012,211
Southern Power Co., 5.15%, 9/15/41	1,100,000	1,109,749
Virginia Electric & Power Co., 4.45%, 2/15/44	1,140,000	1,199,230
Xcel Energy, Inc., 3.35%, 12/1/26	1,680,000	1,682,408

Xcel Energy, Inc., 4.80%, 9/15/41	1,410,000	1,505,117
		88,168,559
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	1,970,000	1,875,540
Oil, Gas and Consumable Fuels — 2.0%
Anadarko Petroleum Corp., 5.55%, 3/15/26	3,210,000	3,594,555
Anadarko Petroleum Corp., 6.45%, 9/15/36	1,570,000	1,871,351
Antero Resources Corp., 5.00%, 3/1/25(4)	3,860,000	3,794,419
Apache Corp., 4.75%, 4/15/43	2,270,000	2,342,570
BP Capital Markets plc, 2.75%, 5/10/23	4,080,000	4,004,777
Chevron Corp., 2.10%, 5/16/21	5,000,000	4,955,815
Cimarex Energy Co., 4.375%, 6/1/24	4,070,000	4,234,334
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	2,000,000	2,049,594
Concho Resources, Inc., 6.50%, 1/15/22	1,100,000	1,138,225
Concho Resources, Inc., 5.50%, 4/1/23	2,810,000	2,926,053
Concho Resources, Inc., 4.375%, 1/15/25	3,000,000	3,009,030
ConocoPhillips Holding Co., 6.95%, 4/15/29	1,889,000	2,376,925
Ecopetrol SA, 4.125%, 1/16/25	1,220,000	1,145,580
Encana Corp., 6.50%, 2/1/38	2,710,000	2,935,635
EOG Resources, Inc., 4.10%, 2/1/21	2,390,000	2,519,079
Exxon Mobil Corp., 2.71%, 3/6/25	5,230,000	5,090,024
Exxon Mobil Corp., 3.04%, 3/1/26	3,870,000	3,863,754
Hess Corp., 6.00%, 1/15/40	2,990,000	3,089,322
Marathon Oil Corp., 3.85%, 6/1/25	2,280,000	2,212,042
Newfield Exploration Co., 5.75%, 1/30/22	4,650,000	4,923,187
Noble Energy, Inc., 4.15%, 12/15/21	4,080,000	4,253,886
Noble Energy, Inc., 3.90%, 11/15/24	800,000	806,451
Petroleos Mexicanos, 6.00%, 3/5/20	3,600,000	3,806,100
Petroleos Mexicanos, 4.875%, 1/24/22	2,160,000	2,171,880
Petroleos Mexicanos, 4.625%, 9/21/23(4)	7,200,000	7,022,160
Petroleos Mexicanos, 4.875%, 1/18/24	5,800,000	5,638,238
Petroleos Mexicanos, 6.625%, 6/15/35	1,510,000	1,494,900
Petroleos Mexicanos, 6.50%, 6/2/41	1,760,000	1,657,128
Petroleos Mexicanos, 5.50%, 6/27/44	2,910,000	2,436,252
Phillips 66, 4.30%, 4/1/22	6,020,000	6,464,872
Shell International Finance BV, 2.375%, 8/21/22	3,100,000	3,043,502
Shell International Finance BV, 3.25%, 5/11/25	2,160,000	2,157,717
Shell International Finance BV, 3.625%, 8/21/42	1,780,000	1,609,910
Shell International Finance BV, 4.55%, 8/12/43	1,590,000	1,658,771
Statoil ASA, 2.45%, 1/17/23	3,670,000	3,581,747
Statoil ASA, 3.95%, 5/15/43	2,060,000	1,965,714
Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.375%, 8/1/21	2,030,000	2,106,125
Total Capital SA, 2.125%, 8/10/18	2,550,000	2,569,691
		116,521,315
Paper and Forest Products — 0.2%
Georgia-Pacific LLC, 2.54%, 11/15/19(4)	3,440,000	3,470,816
Georgia-Pacific LLC, 5.40%, 11/1/20(4)	4,775,000	5,250,189
International Paper Co., 6.00%, 11/15/41	1,070,000	1,203,650
International Paper Co., 4.40%, 8/15/47	3,640,000	3,446,923
		13,371,578
Pharmaceuticals — 0.7%
Actavis Funding SCS, 3.85%, 6/15/24	4,150,000	4,188,765
Actavis Funding SCS, 4.55%, 3/15/35	1,960,000	1,942,987

Actavis, Inc., 1.875%, 10/1/17	2,370,000	2,374,842
Actavis, Inc., 3.25%, 10/1/22	5,180,000	5,159,819
Actavis, Inc., 4.625%, 10/1/42	1,420,000	1,377,620
Baxalta, Inc., 4.00%, 6/23/25	3,520,000	3,531,933
Forest Laboratories LLC, 4.875%, 2/15/21(4)	3,370,000	3,620,829
Merck & Co., Inc., 2.40%, 9/15/22	2,270,000	2,224,514
Merck & Co., Inc., 3.70%, 2/10/45	1,240,000	1,182,914
Perrigo Finance Unlimited Co., 3.50%, 3/15/21	3,545,000	3,582,460
Roche Holdings, Inc., 3.35%, 9/30/24(4)	1,300,000	1,330,429
Roche Holdings, Inc., 4.00%, 11/28/44(4)	1,850,000	1,844,753
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	9,210,000	8,898,150
		41,260,015
Road and Rail — 0.5%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	3,310,000	3,466,000
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	3,850,000	4,310,995
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	1,530,000	1,604,086
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	2,170,000	2,201,547
CSX Corp., 3.40%, 8/1/24	2,840,000	2,894,139
CSX Corp., 3.80%, 11/1/46	2,380,000	2,211,249
Norfolk Southern Corp., 5.75%, 4/1/18	2,560,000	2,688,389
Norfolk Southern Corp., 3.25%, 12/1/21	2,000,000	2,054,344
Union Pacific Corp., 4.00%, 2/1/21	1,810,000	1,917,623
Union Pacific Corp., 4.75%, 9/15/41	2,480,000	2,696,132
		26,044,504
Semiconductors and Semiconductor Equipment — 0.2%
Lam Research Corp., 2.80%, 6/15/21	6,120,000	6,087,950
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(4)	3,550,000	3,683,125
		9,771,075
Software — 0.6%
Activision Blizzard, Inc., 2.30%, 9/15/21(4)	3,500,000	3,416,010
Intuit, Inc., 5.75%, 3/15/17	5,123,000	5,168,631
Microsoft Corp., 2.70%, 2/12/25	9,320,000	9,129,816
Microsoft Corp., 3.125%, 11/3/25	2,650,000	2,678,943
Microsoft Corp., 3.45%, 8/8/36	2,380,000	2,262,680
Oracle Corp., 3.625%, 7/15/23	570,000	597,260
Oracle Corp., 2.65%, 7/15/26	9,200,000	8,730,368
Oracle Corp., 4.30%, 7/8/34	2,380,000	2,461,651
Oracle Corp., 4.00%, 7/15/46	2,560,000	2,449,702
		36,895,061
Specialty Retail — 0.3%
Home Depot, Inc. (The), 2.625%, 6/1/22	2,930,000	2,943,191
Home Depot, Inc. (The), 3.35%, 9/15/25	1,650,000	1,692,323
Home Depot, Inc. (The), 3.00%, 4/1/26	5,260,000	5,248,533
Home Depot, Inc. (The), 5.95%, 4/1/41	3,720,000	4,730,828
United Rentals North America, Inc., 4.625%, 7/15/23	4,390,000	4,494,262
		19,109,137
Technology Hardware, Storage and Peripherals — 0.5%
Apple, Inc., 2.85%, 5/6/21	2,520,000	2,578,386
Apple, Inc., 2.50%, 2/9/25	7,550,000	7,253,149
Apple, Inc., 3.25%, 2/23/26	1,580,000	1,580,434
Apple, Inc., 2.45%, 8/4/26	4,000,000	3,753,156
Apple, Inc., 4.65%, 2/23/46	1,000,000	1,080,303
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26(4)	8,630,000	9,353,315

Seagate HDD Cayman, 4.75%, 6/1/23	3,200,000	3,174,000
Seagate HDD Cayman, 4.75%, 1/1/25	500,000	476,660
		29,249,403
Textiles, Apparel and Luxury Goods — 0.1%
PVH Corp., 4.50%, 12/15/22	2,920,000	2,978,400
Tobacco — 0.2%
Altria Group, Inc., 2.85%, 8/9/22	5,270,000	5,277,431
Philip Morris International, Inc., 4.125%, 5/17/21	3,860,000	4,121,326
Reynolds American, Inc., 4.45%, 6/12/25	2,000,000	2,112,598
		11,511,355
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, 3.125%, 7/16/22	4,460,000	4,398,117
Sprint Communications, Inc., 9.00%, 11/15/18(4)	2,320,000	2,563,600
T-Mobile USA, Inc., 6.46%, 4/28/19	3,850,000	3,922,188
		10,883,905
TOTAL CORPORATE BONDS (Cost $1,749,575,859)		1,752,900,297
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 25.0%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 3.0%
FHLMC, VRN, 1.81%, 1/15/17	2,436,576	2,512,397
FHLMC, VRN, 1.84%, 1/15/17	4,509,780	4,640,584
FHLMC, VRN, 1.91%, 1/15/17	3,425,946	3,523,968
FHLMC, VRN, 1.99%, 1/15/17	2,918,618	3,016,636
FHLMC, VRN, 2.05%, 1/15/17	5,310,929	5,396,737
FHLMC, VRN, 2.31%, 1/15/17	9,231,868	9,306,104
FHLMC, VRN, 2.39%, 1/15/17	5,137,318	5,206,417
FHLMC, VRN, 2.51%, 1/15/17	7,170,506	7,366,436
FHLMC, VRN, 2.59%, 1/15/17	9,057,348	9,223,925
FHLMC, VRN, 2.78%, 1/15/17	9,050,481	9,568,733
FHLMC, VRN, 2.81%, 1/15/17	690,190	728,422
FHLMC, VRN, 2.84%, 1/15/17	1,583,971	1,678,143
FHLMC, VRN, 2.87%, 1/15/17	5,505,778	5,657,769
FHLMC, VRN, 2.87%, 1/15/17	1,443,629	1,524,950
FHLMC, VRN, 3.01%, 1/15/17	586,575	621,509
FHLMC, VRN, 3.13%, 1/15/17	1,139,402	1,200,532
FHLMC, VRN, 3.14%, 1/15/17	2,259,489	2,381,765
FHLMC, VRN, 3.20%, 1/15/17	3,607,165	3,690,906
FHLMC, VRN, 3.67%, 1/15/17	3,065,370	3,167,642
FHLMC, VRN, 3.77%, 1/15/17	1,739,815	1,801,128
FHLMC, VRN, 4.07%, 1/15/17	2,350,315	2,430,364
FHLMC, VRN, 4.24%, 1/15/17	2,454,603	2,554,693
FHLMC, VRN, 4.71%, 1/15/17	1,469,516	1,530,556
FHLMC, VRN, 5.14%, 1/15/17	308,895	320,010
FHLMC, VRN, 5.47%, 1/15/17	4,056,108	4,242,805
FHLMC, VRN, 5.98%, 1/15/17	2,774,276	2,875,833
FNMA, VRN, 2.06%, 1/25/17	2,565,913	2,672,199
FNMA, VRN, 2.42%, 1/25/17	3,070,917	3,115,518
FNMA, VRN, 2.59%, 1/25/17	7,646,030	7,972,652
FNMA, VRN, 2.61%, 1/25/17	1,263,621	1,335,392
FNMA, VRN, 2.62%, 1/25/17	11,759,348	11,949,366
FNMA, VRN, 2.68%, 1/25/17	5,484,446	5,598,531
FNMA, VRN, 2.74%, 1/25/17	920,379	967,934
FNMA, VRN, 2.80%, 1/25/17	11,048,511	11,315,291
FNMA, VRN, 2.81%, 1/25/17	4,192,179	4,371,138

FNMA, VRN, 2.81%, 1/25/17	6,606,709	6,878,254
FNMA, VRN, 2.81%, 1/25/17	4,854,645	5,063,345
FNMA, VRN, 2.81%, 1/25/17	2,025,027	2,110,570
FNMA, VRN, 2.96%, 1/25/17	731,206	773,070
FNMA, VRN, 3.11%, 1/25/17	1,429,144	1,491,748
FNMA, VRN, 3.33%, 1/25/17	1,351,682	1,399,971
FNMA, VRN, 3.60%, 1/25/17	2,472,783	2,578,113
FNMA, VRN, 3.93%, 1/25/17	3,510,672	3,637,439
FNMA, VRN, 4.77%, 1/25/17	2,258,261	2,388,319
		171,787,814
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 22.0%
FHLMC, 5.00%, 11/1/17	16,945	17,367
FHLMC, 4.50%, 1/1/19	6,736	6,914
FHLMC, 5.00%, 1/1/21	822,825	873,070
FHLMC, 5.00%, 4/1/21	177,770	188,412
FHLMC, 7.00%, 9/1/27	2,617	2,973
FHLMC, 6.50%, 1/1/28	4,072	4,632
FHLMC, 7.00%, 2/1/28	659	756
FHLMC, 6.50%, 3/1/29	24,793	28,225
FHLMC, 6.50%, 6/1/29	23,028	26,025
FHLMC, 7.00%, 8/1/29	2,318	2,491
FHLMC, 5.00%, 4/1/31	3,792,157	4,139,418
FHLMC, 5.00%, 5/1/31	5,100,442	5,584,299
FHLMC, 6.50%, 5/1/31	14,088	15,920
FHLMC, 6.50%, 6/1/31	651	736
FHLMC, 6.50%, 6/1/31	652	737
FHLMC, 6.50%, 6/1/31	2,578	2,913
FHLMC, 5.50%, 12/1/33	305,885	347,119
FHLMC, 6.00%, 9/1/35	4,823,926	5,520,336
FHLMC, 5.50%, 12/1/37	297,301	331,952
FHLMC, 5.50%, 1/1/38	585,928	654,881
FHLMC, 6.00%, 2/1/38	2,596,365	2,951,961
FHLMC, 5.50%, 4/1/38	810,510	904,171
FHLMC, 6.00%, 8/1/38	164,547	187,212
FHLMC, 3.00%, 2/1/43	20,713,849	20,698,198
FHLMC, 6.50%, 7/1/47	16,681	18,238
FNMA, 3.00%, 1/18/17(6)	119,500,000	118,636,987
FNMA, 3.50%, 1/18/17(6)	141,040,000	144,478,290
FNMA, 4.00%, 1/18/17(6)	122,175,000	128,391,036
FNMA, 4.50%, 1/18/17(6)	73,570,000	79,113,959
FNMA, 5.00%, 6/1/18	318,405	326,040
FNMA, 4.50%, 5/1/19	150,565	155,045
FNMA, 6.50%, 1/1/26	18,196	20,598
FNMA, 7.00%, 12/1/27	3,216	3,517
FNMA, 6.50%, 1/1/28	3,505	3,966
FNMA, 7.50%, 4/1/28	19,407	21,552
FNMA, 7.00%, 5/1/28	18,517	19,317
FNMA, 7.00%, 6/1/28	379	396
FNMA, 6.50%, 1/1/29	3,733	4,227
FNMA, 6.50%, 4/1/29	12,538	14,195
FNMA, 7.00%, 7/1/29	4,617	4,967
FNMA, 7.50%, 7/1/29	31,583	35,290
FNMA, 7.50%, 9/1/30	8,498	10,230

FNMA, 5.00%, 6/1/31	3,816,362	4,175,607
FNMA, 5.00%, 7/1/31	6,758,382	7,393,425
FNMA, 7.00%, 9/1/31	52,702	58,049
FNMA, 6.50%, 1/1/32	14,178	16,055
FNMA, 6.50%, 8/1/32	4,200	4,754
FNMA, 6.50%, 8/1/32	59,238	67,855
FNMA, 5.50%, 2/1/33	2,959,113	3,318,537
FNMA, 5.00%, 6/1/33	3,105,499	3,402,539
FNMA, 5.50%, 6/1/33	167,988	188,918
FNMA, 5.50%, 7/1/33	1,038,843	1,164,125
FNMA, 5.00%, 8/1/33	432,107	472,000
FNMA, 5.50%, 8/1/33	354,936	397,321
FNMA, 5.50%, 9/1/33	511,953	579,316
FNMA, 5.00%, 11/1/33	1,967,956	2,162,263
FNMA, 6.00%, 12/1/33	1,525,256	1,736,928
FNMA, 5.50%, 1/1/34	543,547	609,473
FNMA, 5.50%, 2/1/34	1,987,206	2,247,410
FNMA, 5.00%, 3/1/34	1,144,719	1,257,539
FNMA, 4.50%, 1/1/35	8,914,103	9,633,782
FNMA, 5.00%, 4/1/35	2,783,653	3,044,867
FNMA, 5.00%, 6/1/35	2,057,068	2,258,591
FNMA, 5.00%, 7/1/35	3,939,544	4,326,402
FNMA, 5.00%, 8/1/35	126,895	138,581
FNMA, 4.50%, 9/1/35	464,899	501,110
FNMA, 5.00%, 10/1/35	1,052,147	1,147,857
FNMA, 5.50%, 12/1/35	5,795,592	6,495,116
FNMA, 5.00%, 2/1/36	708,158	773,567
FNMA, 5.50%, 4/1/36	772,015	863,922
FNMA, 5.50%, 5/1/36	1,546,247	1,730,260
FNMA, 5.50%, 7/1/36	301,632	337,881
FNMA, 5.50%, 2/1/37	201,570	225,380
FNMA, 5.50%, 5/1/37	354,627	394,323
FNMA, 6.00%, 8/1/37	542,899	622,473
FNMA, 6.50%, 8/1/37	381,049	421,434
FNMA, 6.00%, 9/1/37	2,410,627	2,732,873
FNMA, 6.00%, 11/1/37	3,139,526	3,581,524
FNMA, 5.50%, 12/1/37	1,699,133	1,893,667
FNMA, 5.50%, 2/1/38	345,217	384,880
FNMA, 5.50%, 6/1/38	889,057	996,014
FNMA, 6.00%, 9/1/38	130,581	137,327
FNMA, 5.50%, 12/1/38	1,921,057	2,151,452
FNMA, 5.00%, 1/1/39	868,702	951,306
FNMA, 5.50%, 1/1/39	7,917,182	8,833,538
FNMA, 4.50%, 2/1/39	1,912,152	2,059,663
FNMA, 5.00%, 2/1/39	3,962,718	4,374,398
FNMA, 4.50%, 4/1/39	3,291,281	3,571,737
FNMA, 4.50%, 5/1/39	8,367,207	9,082,435
FNMA, 6.50%, 5/1/39	1,982,848	2,247,151
FNMA, 5.00%, 8/1/39	4,029,525	4,452,097
FNMA, 4.50%, 10/1/39	13,396,944	14,544,540
FNMA, 4.00%, 10/1/40	14,236,939	15,112,742
FNMA, 4.50%, 11/1/40	12,532,991	13,580,051
FNMA, 4.00%, 8/1/41	13,170,483	13,952,829

FNMA, 4.50%, 9/1/41	7,585,736	8,183,881
FNMA, 3.50%, 10/1/41	15,911,570	16,407,449
FNMA, 5.00%, 1/1/42	6,524,062	7,124,916
FNMA, 3.50%, 2/1/42	9,988,637	10,297,392
FNMA, 3.50%, 6/1/42	31,031,149	31,998,272
FNMA, 3.50%, 8/1/42	2,554,490	2,632,816
FNMA, 3.50%, 8/1/42	11,224,319	11,570,741
FNMA, 3.50%, 8/1/43	10,193,081	10,501,603
FNMA, 3.50%, 5/1/45	17,087,318	17,542,048
FNMA, 3.50%, 11/1/45	21,725,791	22,280,379
FNMA, 3.50%, 11/1/45	21,652,733	22,204,853
FNMA, 4.00%, 11/1/45	25,667,354	27,001,772
FNMA, 4.00%, 11/1/45	8,072,304	8,492,889
FNMA, 3.50%, 2/1/46	23,104,528	23,718,689
FNMA, 4.00%, 2/1/46	21,372,114	22,488,378
FNMA, 3.50%, 3/1/46	22,930,560	23,514,156
FNMA, 4.00%, 4/1/46	27,643,016	29,087,441
FNMA, 3.50%, 5/1/46	23,723,779	24,331,087
FNMA, 6.50%, 8/1/47	39,904	43,961
FNMA, 6.50%, 9/1/47	74,431	81,871
FNMA, 6.50%, 9/1/47	5,005	5,517
FNMA, 6.50%, 9/1/47	54,888	60,305
FNMA, 6.50%, 9/1/47	14,648	16,060
GNMA, 2.50%, 1/24/17(6)	15,300,000	14,837,605
GNMA, 3.00%, 1/24/17(6)	25,000,000	25,296,953
GNMA, 3.50%, 1/24/17(6)	64,000,000	66,488,200
GNMA, 4.00%, 1/24/17(6)	12,000,000	12,737,737
GNMA, 7.00%, 11/15/22	7,649	8,153
GNMA, 7.00%, 4/20/26	2,643	3,058
GNMA, 7.50%, 8/15/26	5,672	6,564
GNMA, 8.00%, 8/15/26	2,893	3,269
GNMA, 7.50%, 5/15/27	4,076	4,345
GNMA, 8.00%, 6/15/27	10,294	10,635
GNMA, 7.50%, 11/15/27	1,660	1,704
GNMA, 7.00%, 2/15/28	3,011	3,040
GNMA, 7.50%, 2/15/28	2,641	2,676
GNMA, 6.50%, 3/15/28	10,406	11,890
GNMA, 7.00%, 4/15/28	1,700	1,705
GNMA, 6.50%, 5/15/28	567	648
GNMA, 6.50%, 5/15/28	27,859	31,843
GNMA, 7.00%, 12/15/28	3,111	3,111
GNMA, 7.00%, 5/15/31	25,948	30,420
GNMA, 4.50%, 8/15/33	1,593,820	1,739,360
GNMA, 6.00%, 9/20/38	1,051,747	1,189,971
GNMA, 5.50%, 11/15/38	2,536,993	2,902,104
GNMA, 5.50%, 11/15/38	1,016,376	1,164,450
GNMA, 6.00%, 1/20/39	315,668	357,158
GNMA, 5.00%, 3/20/39	2,146,080	2,391,541
GNMA, 4.50%, 4/15/39	2,754,971	2,981,293
GNMA, 4.50%, 11/15/39	19,440,615	21,252,387
GNMA, 4.50%, 1/15/40	1,524,679	1,650,593
GNMA, 4.00%, 7/15/40	2,868,880	3,054,097
GNMA, 4.00%, 11/20/40	25,889,812	27,765,528

GNMA, 4.50%, 12/15/40	6,229,273	6,828,529
GNMA, 4.50%, 7/20/41	10,036,264	10,788,207
GNMA, 3.50%, 6/20/42	9,142,028	9,548,640
GNMA, 3.50%, 7/20/42	14,027,425	14,638,456
GNMA, 2.50%, 7/20/46	24,523,958	23,817,632
GNMA, 2.50%, 8/20/46	15,357,201	14,914,887
		1,266,611,317
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,434,464,973)		1,438,399,131
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 5.3%
Private Sponsor Collateralized Mortgage Obligations — 4.2%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.20%, 1/1/17	3,350,768	3,332,835
Agate Bay Mortgage Loan Trust, Series 2014-1, Class 1A6, VRN, 3.50%, 1/1/17(4)	8,347,423	8,430,246
Agate Bay Mortgage Loan Trust, Series 2014-2, Class A14, VRN, 3.75%, 1/1/17(4)	14,946,464	15,377,631
Agate Bay Mortgage Loan Trust, Series 2016-2, Class A3, VRN, 3.50%, 1/1/17(4)	12,118,442	12,246,255
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 1/1/17(4)	7,212,348	7,227,281
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 3.27%, 1/1/17	2,273,121	2,262,347
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 3.34%, 1/1/17	2,370,044	2,347,237
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	2,370,938	2,440,593
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.22%, 1/1/17	3,457,337	3,459,057
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.16%, 1/1/17	3,386,906	3,262,537
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	1,061,014	1,099,984
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.75%, 1/1/17	4,192,011	4,062,239
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.60%, 1/1/17	9,937,508	9,799,859
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.04%, 1/1/17	1,339,759	1,319,365
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	2,104,623	2,152,791
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	808,221	814,737
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	107,800	107,392
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR6, Class 2A1, VRN, 3.12%, 1/1/17	1,321,780	1,313,485
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.84%, 1/1/17	8,005,628	7,866,595
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.87%, 1/1/17	2,264,048	2,192,849
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.71%, 1/1/17	2,829,237	2,749,210
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.06%, 1/1/17	3,948,480	3,925,019
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.15%, 1/1/17	4,649,559	4,606,362
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.01%, 1/1/17	9,948,447	10,330,832
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A1, VRN, 3.05%, 1/1/17	7,564,334	7,530,301
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.08%, 1/1/17	3,719,317	3,731,911
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 3.09%, 1/1/17	1,723,879	1,717,412
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.16%, 1/1/17	3,304,515	3,288,110
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.16%, 1/1/17	3,017,030	2,892,004
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.11%, 1/1/17	2,444,477	2,458,721
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 1/1/17(4)	2,661,135	2,627,456
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.04%, 1/1/17	1,862,890	1,906,533
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.94%, 1/25/17	4,177,641	4,109,114
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.69%, 1/1/17	3,792,167	3,734,382
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.69%, 1/1/17	1,896,083	1,900,134
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.63%, 1/1/17	568,608	586,447
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 1/1/17	664,749	670,527
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(4)	1,607,121	1,666,796
Sofi Mortgage Trust 2016-1, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 1/1/17(4)	5,275,000	5,031,855
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-5, Class 5A, VRN, 3.31%, 1/1/17	3,869,255	3,858,718
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 3.15%, 1/1/17	668,203	695,083
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.04%, 1/1/17	5,380,154	5,361,103

Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.50%, 1/25/17	6,733,807	6,193,118
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 1/1/17(4)	8,801,047	9,004,023
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	919,819	962,408
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.80%, 1/1/17	4,618,941	4,517,203
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.00%, 1/1/17	901,209	909,561
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-DD, Class 2A6, VRN, 3.01%, 1/1/17	3,004,719	2,991,475
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 3.05%, 1/1/17	4,895,039	4,955,775
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.04%, 1/1/17	2,947,040	3,004,586
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.00%, 1/1/17	5,075,221	5,135,126
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	1,770,461	1,775,562
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	1,898,015	1,954,122
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.02%, 1/1/17	4,157,915	4,325,260
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.01%, 1/1/17	1,345,238	1,389,920
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 3.01%, 1/1/17	2,968,310	3,048,607
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR13, Class A1, VRN, 1.06%, 1/25/17	8,847,881	8,215,361
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.09%, 1/1/17	2,618,562	2,612,928
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	3,287,100	3,283,500
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	3,164,861	3,194,112
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	1,258,232	1,273,664
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.07%, 1/1/17	1,024,965	954,384
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	1,460,251	1,473,931
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	1,367,658	1,404,517
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	1,212,913	1,260,901
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.31%, 1/1/17	2,399,984	2,331,743
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	2,612,476	2,748,340
		245,413,472
U.S. Government Agency Collateralized Mortgage Obligations — 1.1%
FHLMC, Series 2016-DNA4, Class M2, VRN, 2.06%, 1/25/17	18,375,000	18,349,297
FHLMC, Series 2016-HQA3, Class M2, VRN, 2.11%, 1/25/17	12,339,000	12,314,738
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	612,445	657,616
FHLMC, Series 3397, Class GF, VRN, 1.20%, 1/15/17	1,351,677	1,351,479
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19	1,257	1,335
FNMA, Series 2006-43, Class FM, VRN, 1.06%, 1/25/17	1,586,123	1,580,326
FNMA, Series 2007-36, Class FB, VRN, 1.16%, 1/25/17	3,507,100	3,506,892
FNMA, Series 2016-C04, Class 1M1, VRN, 2.21%, 1/25/17	14,056,144	14,149,485
FNMA, Series 2016-C05, Class 2M1, VRN, 2.11%, 1/25/17	6,803,346	6,820,463
GNMA, Series 2007-5, Class FA, VRN, 0.88%, 1/20/17	2,950,940	2,940,333
		61,671,964
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $307,217,430)		307,085,436
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 4.6%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.50%, 1/15/17(4)	11,275,000	11,276,043
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(4)	14,570,000	14,622,761
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(4)	14,000,000	14,181,547
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.65%, 1/15/17(4)	20,164,707	20,152,313
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.50%, 1/15/17(4)	11,015,000	10,968,378
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, VRN, 4.43%, 1/1/17	10,691,000	11,410,740
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.71%, 1/1/17	10,000,000	10,869,788
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 1/1/17	10,025,000	10,463,040
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 1/1/17	14,000,000	14,493,520
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 1/1/17	15,000,000	15,094,737
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 1/1/17	10,000,000	10,540,469

Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(4)	17,000,000	17,044,926
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	9,000,000	9,113,816
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(4)	7,800,000	7,527,290
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 1/10/17(4)	15,252,000	15,458,823
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 1/1/17	12,185,000	12,733,566
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	6,800,000	7,328,975
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.60%, 1/15/17(4)	12,925,000	12,828,686
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49	10,000,000	9,708,026
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class AS SEQ, 3.06%, 8/15/49	4,500,000	4,359,509
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	12,575,000	12,282,708
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 1/1/17(4)	10,160,000	10,227,327
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $264,372,448)		262,686,988
ASSET-BACKED SECURITIES(5) — 4.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(4)	10,000,000	10,029,153
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(4)	17,000,000	17,020,601
Barclays Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 1.06%, 1/17/17	10,900,000	10,900,305
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.95%, 1/17/17	12,000,000	11,997,091
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 1.07%, 1/9/17(4)	6,129,710	6,110,218
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 1.99%, 1/17/17(4)	24,064,827	24,114,843
Dell Equipment Finance Trust, Series 2015-2, Class A2B, VRN, 1.65%, 1/22/17(4)	5,278,203	5,285,575
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(4)	294,725	294,516
Enterprise Fleet Financing LLC, Series 2014-2, Class A2 SEQ, 1.05%, 3/20/20(4)	6,637,201	6,631,434
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(4)	11,188,568	11,183,880
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(4)	11,552,801	11,560,347
Hertz Fleet Lease Funding LP, Series 2013-3, Class A, VRN, 1.21%, 1/10/17(4)	1,234,195	1,234,186
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 1.06%, 1/10/17(4)	2,481,983	2,480,990
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, VRN, 1.76%, 1/10/17(4)	10,675,000	10,769,499
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(4)	2,070,287	2,053,818
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(4)	6,190,496	6,077,026
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.74%, 1/17/17(4)	6,723,650	6,703,387
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 1.94%, 1/17/17(4)	8,554,210	8,560,776
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(4)	4,869,247	4,824,541
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(4)	7,673,632	7,581,494
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(4)	6,418,954	6,385,572
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(4)	10,476,007	10,271,517
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 1.94%, 1/17/17(4)	10,035,000	10,069,356
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(4)	7,740,506	7,689,749
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(4)	4,276,048	4,257,001
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(4)	12,131,825	12,253,901
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 1.03%, 1/17/17	2,978,887	2,979,790
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	2,751,309	2,823,806
Volvo Financial Equipment LLC, Series 2015-1A, Class A2, 0.95%, 11/15/17(4)	624,223	624,168
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(4)	18,404,278	18,206,090
TOTAL ASSET-BACKED SECURITIES (Cost $241,181,790)		240,974,630
U.S. GOVERNMENT AGENCY SECURITIES — 1.4%
FNMA, 2.125%, 4/24/26	4,540,000	4,292,266
FNMA, 6.625%, 11/15/30	56,400,000	78,431,927
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $81,455,418)		82,724,193

SOVEREIGN GOVERNMENTS AND AGENCIES — 1.3%
Chile — 0.1%
Chile Government International Bond, 3.25%, 9/14/21		1,580,000	1,637,117
Chile Government International Bond, 3.625%, 10/30/42		1,500,000	1,401,750
			3,038,867
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21		2,810,000	2,950,500
Colombia Government International Bond, 7.375%, 9/18/37		1,500,000	1,830,000
Colombia Government International Bond, 6.125%, 1/18/41		1,200,000	1,302,000
			6,082,500
Italy†
Republic of Italy Government International Bond, 6.875%, 9/27/23		1,920,000	2,247,878
Mexico — 0.2%
Mexico Government International Bond, MTN, 5.95%, 3/19/19		4,500,000	4,867,875
Mexico Government International Bond, 5.125%, 1/15/20		3,290,000	3,540,040
Mexico Government International Bond, MTN, 4.75%, 3/8/44		2,130,000	1,941,495
			10,349,410
Panama — 0.1%
Panama Government International Bond, 6.70%, 1/26/36		2,700,000	3,290,990
Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37		680,000	857,140
Peruvian Government International Bond, 5.625%, 11/18/50		2,640,000	2,996,400
			3,853,540
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21		4,170,000	4,435,583
Philippine Government International Bond, 6.375%, 10/23/34		2,840,000	3,708,239
			8,143,822
Poland — 0.1%
Republic of Poland Government International Bond, 5.125%, 4/21/21		2,400,000	2,621,616
Republic of Poland Government International Bond, 3.00%, 3/17/23		1,290,000	1,266,716
			3,888,332
Portugal — 0.4%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(4)	EUR	24,400,000	24,410,494
South Africa†
Republic of South Africa Government International Bond, 4.67%, 1/17/24		$1,500,000	1,505,558
Turkey — 0.1%
Turkey Government International Bond, 3.25%, 3/23/23		4,270,000	3,794,066
Turkey Government International Bond, 4.25%, 4/14/26		3,300,000	2,942,096
			6,736,162
Uruguay†
Uruguay Government International Bond, 4.375%, 10/27/27		980,000	987,399
Uruguay Government International Bond, 4.125%, 11/20/45		1,630,000	1,350,455
			2,337,854
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $77,477,788)			75,885,407
MUNICIPAL SECURITIES — 1.3%
Bay Area Toll Authority Rev., 6.92%, 4/1/40		3,189,000	4,316,343
California GO, (Building Bonds),, 7.60%, 11/1/40		1,055,000	1,591,847
City Public Service Board of San Antonio Rev., 5.99%, 2/1/39		1,700,000	2,187,509
Los Angeles Community College District GO, 6.75%, 8/1/49		1,600,000	2,304,656
Los Angeles Department of Water & Power Rev., 5.72%, 7/1/39		620,000	759,097
Los Angeles Unified School District GO, 5.98%, 5/1/27		1,000,000	1,242,390
Maryland State Transportation Authority Rev., 5.75%, 7/1/41		795,000	964,327
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40		2,235,000	2,955,028

Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	2,070,000	2,767,838
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	2,050,000	2,438,086
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	1,180,000	1,703,955
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	1,000,000	1,400,520
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	2,830,000	3,194,108
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	1,420,000	1,792,608
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	1,385,000	1,686,736
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	2,750,000	3,055,250
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	1,000,000	1,006,830
Rutgers State University of New Jersey Rev., 5.67%, 5/1/40	3,695,000	4,349,052
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	2,385,000	2,917,237
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	2,620,000	3,006,581
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	1,315,000	1,443,686
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	2,375,000	2,903,865
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	1,135,000	1,593,937
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	2,990,000	3,623,850
State of California GO, 6.65%, 3/1/22	1,660,000	1,968,594
State of California GO, 7.55%, 4/1/39	2,825,000	4,205,917
State of California GO, 7.30%, 10/1/39	3,660,000	5,182,157
State of Illinois GO, 5.10%, 6/1/33	3,462,000	3,104,168
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	1,665,000	1,853,178
University of California Rev., 5.95%, 5/15/45	1,630,000	2,015,234
TOTAL MUNICIPAL SECURITIES (Cost $63,316,795)		73,534,584
TEMPORARY CASH INVESTMENTS(7) — 1.2%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 11/15/42, valued at $42,635,233), at 0.10%, dated 12/30/16, due 1/3/17 (Delivery value $41,795,464)		41,795,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	30,048,153	30,048,153
TOTAL TEMPORARY CASH INVESTMENTS (Cost $71,843,153)		71,843,153
TOTAL INVESTMENT SECURITIES — 109.9% (Cost $6,327,320,601)		6,324,989,021
OTHER ASSETS AND LIABILITIES(8) — (9.9)%		(572,163,642)
TOTAL NET ASSETS — 100.0%		$5,752,825,379

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	55,825,587	EUR	51,756,492	JPMorgan Chase Bank N.A.	3/15/17	1,154,327
GBP	260,547	USD	322,753	UBS AG	3/15/17	(1,100)
USD	17,302,302	GBP	13,581,404	UBS AG	3/15/17	535,619
						1,688,846

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
725	U.S. Treasury 2-Year Notes	March 2017	157,098,438	(12,596)
228	U.S. Treasury 5-Year Notes	March 2017	26,827,406	7,948
			183,925,844	(4,648)

SWAP AGREEMENTS
CENTRALLY CLEARED CREDIT DEFAULT*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America Investment Grade 26 Index	40,000,000	Sell	1.00	6/20/21	0.61%	250,043	677,671
CDX North America Investment Grade 27 Index	65,000,000	Sell	1.00	12/20/21	0.68%	343,867	1,005,079
						593,910	1,682,750

TOTAL RETURN
Counterparty	Notional Amount ($)	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.(2)	20,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.26	11/15/26	97,071
Bank of America N.A.(2)	20,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.29	11/16/26	45,206
Bank of America N.A.(2)	20,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	11/21/26	67,050
Barclays Bank plc(2)	25,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.25	11/15/26	151,421
Barclays Bank plc(2)	25,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	11/16/26	71,585
Barclays Bank plc(2)	25,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.26	11/21/26	115,174
Goldman Sachs & Co.	13,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.25	11/15/26	82,647
Goldman Sachs & Co.	13,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	11/16/26	35,918
Goldman Sachs & Co.	19,300,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	11/21/26	55,012
						721,084

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
CPI	-	Consumer Price Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
NSA	-	Not Seasonally Adjusted
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts, swap agreements and/or forward commitments. At the period end, the aggregate value of securities pledged was $2,890,745.

(2)	Collateral has been received at the custodian bank for margin requirements on swap agreements. At the period end, the aggregate value of securities received was $643,400.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $557,916,865, which represented 9.7% of total net assets.

(5)	Final maturity date indicated, unless otherwise noted.

(6)	Forward commitment. Settlement date is indicated.

(7)	Category includes collateral received at the custodian bank for margin requirements on swap agreements. At the period end, the aggregate value of cash deposits received was $340,000.

(8)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	2,018,955,202	—
Corporate Bonds	—	1,752,900,297	—
U.S. Government Agency Mortgage-Backed Securities	—	1,438,399,131	—
Collateralized Mortgage Obligations	—	307,085,436	—
Commercial Mortgage-Backed Securities	—	262,686,988	—
Asset-Backed Securities	—	240,974,630	—
U.S. Government Agency Securities	—	82,724,193	—
Sovereign Governments and Agencies	—	75,885,407	—
Municipal Securities	—	73,534,584	—
Temporary Cash Investments	30,048,153	41,795,000	—
	30,048,153	6,294,940,868	—
Other Financial Instruments
Futures Contracts	7,948	—	—
Swap Agreements	—	2,403,834	—
Forward Foreign Currency Exchange Contracts	—	1,689,946	—
	7,948	4,093,780	—

Liabilities
Other Financial Instruments
Futures Contracts	12,596	—	—
Forward Foreign Currency Exchange Contracts	—	1,100	—
	12,596	1,100	—

3. Federal Tax Information

As of December 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,328,076,440
Gross tax appreciation of investments	$81,411,832
Gross tax depreciation of investments	(84,499,251)
Net tax appreciation (depreciation) of investments	$(3,087,419)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
High-Yield Fund
December 31, 2016

High-Yield - Schedule of Investments
DECEMBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 91.9%
Aerospace and Defense — 1.0%
Bombardier, Inc., 4.75%, 4/15/19(1)	475,000	479,750
Bombardier, Inc., 5.75%, 3/15/22(1)	1,500,000	1,417,500
Bombardier, Inc., 6.00%, 10/15/22(1)	665,000	628,425
Bombardier, Inc., 7.50%, 3/15/25(1)	1,100,000	1,092,322
KLX, Inc., 5.875%, 12/1/22(1)	845,000	873,519
TransDigm, Inc., 6.00%, 7/15/22	1,650,000	1,724,250
TransDigm, Inc., 6.375%, 6/15/26(1)	2,775,000	2,863,800
		9,079,566
Air Freight and Logistics — 0.1%
XPO Logistics, Inc., 6.50%, 6/15/22(1)	860,000	906,225
Airlines — 0.2%
American Airlines Group, Inc., 4.625%, 3/1/20(1)	1,350,000	1,371,938
United Continental Holdings, Inc., 6.375%, 6/1/18	250,000	261,875
		1,633,813
Auto Components — 1.2%
American Axle & Manufacturing, Inc., 6.25%, 3/15/21	500,000	517,500
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	1,330,000	1,378,146
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22	1,450,000	1,533,375
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	1,935,000	2,002,725
Schaeffler Finance BV, 4.25%, 5/15/21(1)	1,475,000	1,511,875
Tenneco, Inc., 5.00%, 7/15/26	1,700,000	1,672,375
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	976,000	1,010,160
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	1,415,000	1,445,069
		11,071,225
Automobiles — 0.3%
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20	1,615,000	1,651,338
Jaguar Land Rover Automotive plc, 3.50%, 3/15/20(1)	1,000,000	1,012,500
		2,663,838
Banks — 1.4%
Barclays Bank plc, 7.625%, 11/21/22	1,150,000	1,264,281
BBVA Banco Continental SA, 3.25%, 4/8/18(1)	1,840,000	1,858,400
CGG SA, 6.50%, 6/1/21	640,000	297,600
ICICI Bank Ltd. (Dubai), 4.70%, 2/21/18	920,000	943,056
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)	2,800,000	2,588,777
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(1)	2,750,000	2,970,000
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	470,000	499,856
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/30/17	1,800,000	1,678,500
Sberbank of Russia Via SB Capital SA, MTN, 5.40%, 3/24/17	1,000,000	1,007,443
		13,107,913
Biotechnology — 0.3%
Concordia International Corp., 9.50%, 10/21/22(1)	820,000	295,200
AMAG Pharmaceuticals, Inc., 7.875%, 9/1/23(1)	1,885,000	1,894,425
Concordia International Corp., 7.00%, 4/15/23(1)	1,235,000	395,200
		2,584,825
Building Products — 0.1%
Masco Corp., 5.95%, 3/15/22	700,000	775,250

Masco Corp., 4.45%, 4/1/25	415,000	423,300
		1,198,550
Capital Markets — 0.2%
Dresdner Funding Trust I, 8.15%, 6/30/31(1)	1,665,000	1,933,481
Chemicals — 1.6%
Ashland LLC, 4.75%, 8/15/22	2,500,000	2,603,125
Blue Cube Spinco, Inc., 9.75%, 10/15/23	1,155,000	1,380,225
CF Industries, Inc., 3.45%, 6/1/23	838,000	757,552
Chemours Co. (The), 6.625%, 5/15/23	1,250,000	1,243,750
Hexion, Inc., 8.875%, 2/1/18	1,450,000	1,450,000
Hexion, Inc., 6.625%, 4/15/20	1,450,000	1,290,500
Huntsman International LLC, 4.875%, 11/15/20	975,000	1,015,219
Huntsman International LLC, 5.125%, 11/15/22	705,000	722,625
INEOS Group Holdings SA, 5.625%, 8/1/24(1)	2,250,000	2,238,750
Platform Specialty Products Corp., 10.375%, 5/1/21(1)	250,000	277,500
Platform Specialty Products Corp., 6.50%, 2/1/22(1)	700,000	708,750
Tronox Finance LLC, 6.375%, 8/15/20	925,000	869,500
WR Grace & Co-Conn, 5.125%, 10/1/21(1)	100,000	104,500
		14,661,996
Commercial Services and Supplies — 1.5%
ACCO Brands Corp., 6.75%, 4/30/20	450,000	473,625
ADT Corp. (The), 6.25%, 10/15/21	2,000,000	2,180,000
Clean Harbors, Inc., 5.25%, 8/1/20	1,075,000	1,101,069
Covanta Holding Corp., 5.875%, 3/1/24	2,241,000	2,162,565
Envision Healthcare Corp., 5.125%, 7/1/22(1)	2,260,000	2,262,825
Global A&T Electronics Ltd., 10.00%, 2/1/19(1)	250,000	191,875
Iron Mountain, Inc., 5.75%, 8/15/24	2,850,000	2,942,625
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(1)	1,900,000	2,073,375
		13,387,959
Communications Equipment — 0.8%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	1,001,000	1,048,548
Avaya, Inc., 7.00%, 4/1/19(1)(3)	1,350,000	1,188,000
CommScope, Inc., 5.50%, 6/15/24(1)	863,000	896,441
Ihs Netherlands Holdco BV, 9.50%, 10/27/21(1)	1,100,000	1,128,734
Nokia Oyj, 5.375%, 5/15/19	700,000	741,475
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	2,210,000	2,309,450
		7,312,648
Construction and Engineering — 0.2%
SBA Communications Corp., 4.875%, 7/15/22	1,500,000	1,526,250
Construction Materials — 0.8%
Builders FirstSource, Inc., 10.75%, 8/15/23(1)	1,010,000	1,164,025
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	1,404,000	1,416,285
Ply Gem Industries, Inc., 6.50%, 2/1/22	2,650,000	2,759,312
Standard Industries, Inc., 6.00%, 10/15/25(1)	850,000	898,875
USG Corp., 5.50%, 3/1/25(1)	1,015,000	1,046,719
		7,285,216
Consumer Finance — 1.7%
CIT Group, Inc., 5.50%, 2/15/19(1)	1,000,000	1,057,500
CIT Group, Inc., 3.875%, 2/19/19	1,000,000	1,023,750
CIT Group, Inc., 5.00%, 8/15/22	2,290,000	2,393,050
CIT Group, Inc., 5.00%, 8/1/23	1,250,000	1,293,750
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	1,325,000	1,424,375
Harland Clarke Holdings Corp., 9.25%, 3/1/21(1)	500,000	441,875

Navient Corp., 5.00%, 10/26/20	1,300,000	1,329,250
Navient Corp., 5.50%, 1/25/23	3,250,000	3,164,687
OneMain Financial Holdings LLC, 6.75%, 12/15/19(1)	1,000,000	1,046,250
Springleaf Finance Corp., 7.75%, 10/1/21	200,000	211,750
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17	2,250,000	2,351,925
		15,738,162
Containers and Packaging — 3.2%
AEP Industries, Inc., 8.25%, 4/15/19	1,234,000	1,265,160
ARD Finance SA, PIK, 7.125%, 9/15/23(1)	1,000,000	991,250
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.75%, 1/31/21(1)	2,450,000	2,535,750
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 6/30/21(1)	200,000	204,250
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)	3,000,000	3,172,500
Ball Corp., 5.00%, 3/15/22	1,450,000	1,524,313
Ball Corp., 4.00%, 11/15/23	1,395,000	1,372,331
Ball Corp., 5.25%, 7/1/25	895,000	938,631
Berry Plastics Corp., 5.50%, 5/15/22	1,080,000	1,128,600
Berry Plastics Corp., 5.125%, 7/15/23	1,180,000	1,206,550
BWAY Holding Co., 9.125%, 8/15/21(1)	2,090,000	2,215,400
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	1,600,000	1,640,000
Novelis Corp., 6.25%, 8/15/24(1)	950,000	1,009,375
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	865,000	903,385
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	1,500,000	1,548,750
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 2/15/21	729,152	750,299
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.25%, 2/15/21	485,511	501,433
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	1,400,000	1,424,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(1)	3,000,000	3,193,125
Sealed Air Corp., 5.125%, 12/1/24(1)	1,950,000	2,013,375
		29,538,977
Diversified Consumer Services — 0.2%
Service Corp. International / US, 5.375%, 1/15/22	1,000,000	1,045,000
Service Corp. International / US, 5.375%, 5/15/24	500,000	523,750
		1,568,750
Diversified Financial Services — 2.0%
Ally Financial, Inc., 6.25%, 12/1/17	150,000	155,813
Ally Financial, Inc., 4.75%, 9/10/18	1,200,000	1,239,000
Ally Financial, Inc., 3.50%, 1/27/19	1,950,000	1,964,625
Ally Financial, Inc., 8.00%, 3/15/20	1,607,000	1,823,945
Ally Financial, Inc., 4.125%, 2/13/22	2,000,000	1,987,500
Ally Financial, Inc., 4.625%, 3/30/25	290,000	286,738
Ally Financial, Inc., 5.75%, 11/20/25	2,445,000	2,448,056
Ally Financial, Inc., 8.00%, 11/1/31	750,000	873,690
HUB International Ltd., 7.875%, 10/1/21(1)	1,475,000	1,561,892
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20	1,080,000	1,108,350
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22	1,460,000	1,456,350
Intelsat Connect Finance SA, 12.50%, 4/1/22(1)	586,300	363,506
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20(1)	845,000	849,225
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 7/1/21	1,385,000	1,409,237
Societe Generale SA, VRN, 5.92%, 4/5/17(1)	1,000,000	996,450
		18,524,377
Diversified Telecommunication Services — 4.2%
CenturyLink, Inc., 5.625%, 4/1/20	3,800,000	4,032,750
Cincinnati Bell, Inc., 7.00%, 7/15/24(1)	1,675,000	1,775,500
Frontier Communications Corp., 7.125%, 3/15/19	1,775,000	1,888,156

Frontier Communications Corp., 8.50%, 4/15/20	1,020,000	1,074,825
Frontier Communications Corp., 10.50%, 9/15/22	1,385,000	1,461,244
Frontier Communications Corp., 7.125%, 1/15/23	2,885,000	2,625,350
Frontier Communications Corp., 6.875%, 1/15/25	1,620,000	1,379,025
Frontier Communications Corp., 11.00%, 9/15/25	920,000	953,350
Hughes Satellite Systems Corp., 6.50%, 6/15/19	900,000	982,125
Hughes Satellite Systems Corp., 5.25%, 8/1/26(1)	1,725,000	1,694,813
Inmarsat Finance plc, 4.875%, 5/15/22(1)	630,000	615,825
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	1,860,000	1,571,700
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	2,440,000	1,903,200
Intelsat Luxembourg SA, 7.75%, 6/1/21	434,000	144,305
Intelsat Luxembourg SA, 8.125%, 6/1/23	650,000	206,375
Level 3 Financing, Inc., 5.375%, 8/15/22	2,320,000	2,401,200
Level 3 Financing, Inc., 5.375%, 5/1/25	660,000	674,850
SoftBank Group Corp., 4.50%, 4/15/20(1)	2,015,000	2,070,412
Sprint Capital Corp., 6.90%, 5/1/19	3,100,000	3,289,875
Sprint Capital Corp., 8.75%, 3/15/32	1,000,000	1,102,500
Telecom Italia Capital SA, 6.375%, 11/15/33	3,590,000	3,464,350
Windstream Services LLC, 7.75%, 10/15/20	1,200,000	1,239,600
Windstream Services LLC, 7.75%, 10/1/21	600,000	619,800
Windstream Services LLC, 6.375%, 8/1/23	1,250,000	1,121,875
		38,293,005
Electronic Equipment, Instruments and Components — 0.3%
Sanmina Corp., 4.375%, 6/1/19(1)	2,460,000	2,533,800
Energy Equipment and Services — 1.4%
Ensco plc, 4.70%, 3/15/21	1,575,000	1,522,899
FTS International, Inc., 6.25%, 5/1/22	810,000	676,350
Pacific Drilling SA, 5.375%, 6/1/20(1)	1,325,000	483,625
Pacific Drilling V Ltd., 7.25%, 12/1/17(1)	125,000	59,375
Paragon Offshore plc, 7.25%, 8/15/24(1)(2)(3)	1,100,000	198,000
Precision Drilling Corp., 5.25%, 11/15/24	1,350,000	1,269,000
SESI LLC, 6.375%, 5/1/19	1,225,000	1,231,125
Transocean, Inc., 4.25%, 10/15/17	1,265,000	1,283,975
Transocean, Inc., 6.00%, 3/15/18	850,000	864,875
Transocean, Inc., 9.00%, 7/15/23(1)	1,915,000	1,972,450
Weatherford International Ltd., 7.75%, 6/15/21	1,400,000	1,419,250
Weatherford International Ltd., 4.50%, 4/15/22	2,215,000	1,932,587
		12,913,511
Equity Real Estate Investment Trusts (REITs) — 1.0%
Communications Sales & Leasing, Inc. / CSL Capital LLC, 6.00%, 4/15/23(1)	500,000	517,500
Communications Sales & Leasing, Inc. / CSL Capital LLC, 8.25%, 10/15/23	2,180,000	2,321,700
CoreCivic, Inc., 4.125%, 4/1/20	1,350,000	1,353,375
CTR Partnership LP / CareTrust Capital Corp., 5.875%, 6/1/21	1,000,000	1,022,500
Equinix, Inc., 4.875%, 4/1/20	750,000	774,375
Equinix, Inc., 5.375%, 4/1/23	845,000	880,912
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24(1)	1,700,000	1,785,000
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21	1,000,000	1,020,000
		9,675,362
Financial Services — 0.8%
PetSmart, Inc., 7.125%, 3/15/23(1)	4,455,000	4,555,237

Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(1)	2,730,000	3,084,900
		7,640,137
Food and Staples Retailing — 1.0%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 6.625%, 6/15/24(1)	1,700,000	1,776,500
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19(1)	450,000	383,625
Dollar Tree, Inc., 5.75%, 3/1/23	275,000	292,551
Horizon Pharma, Inc., 6.625%, 5/1/23	1,485,000	1,421,888
Rite Aid Corp., 6.125%, 4/1/23(1)	3,110,000	3,354,912
SUPERVALU, Inc., 6.75%, 6/1/21	895,000	908,425
Tesco plc, 6.15%, 11/15/37(1)	830,000	806,163
		8,944,064
Food Products — 1.9%
JBS Investments GmbH, 7.25%, 4/3/24(1)	350,000	367,500
JBS USA LUX SA / JBS USA Finance, Inc., 8.25%, 2/1/20(1)	950,000	978,500
JBS USA LUX SA / JBS USA Finance, Inc., 7.25%, 6/1/21(1)	750,000	781,875
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(1)	1,010,000	1,047,875
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(1)	1,475,000	1,500,812
Marfrig Holdings Europe BV, 8.00%, 6/8/23(1)	1,800,000	1,867,680
Nature's Bounty Co. (The), 7.625%, 5/15/21(1)	950,000	985,625
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	3,365,000	3,381,825
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21	1,150,000	1,187,375
Post Holdings, Inc., 7.75%, 3/15/24(1)	1,175,000	1,310,125
Post Holdings, Inc., 5.00%, 8/15/26(1)	2,500,000	2,400,000
Smithfield Foods, Inc., 6.625%, 8/15/22	1,475,000	1,563,500
		17,372,692
Gas Utilities — 3.8%
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25(1)	1,250,000	1,280,075
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 12/15/20	1,325,000	1,364,750
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	510,000	522,750
Energy Transfer Equity LP, 5.875%, 1/15/24	2,185,000	2,266,937
Energy Transfer Equity LP, 5.50%, 6/1/27	1,430,000	1,401,400
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	850,000	887,400
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	1,975,000	1,950,313
MPLX LP, 4.875%, 12/1/24	885,000	911,669
NGPL PipeCo LLC, 7.12%, 12/15/17(1)	750,000	785,625
NGPL PipeCo LLC, 9.625%, 6/1/19(1)	500,000	526,250
NuStar Logistics LP, 4.75%, 2/1/22	550,000	547,250
Regency Energy Partners LP / Regency Energy Finance Corp., 5.50%, 4/15/23	1,350,000	1,400,625
Rockies Express Pipeline LLC, 5.625%, 4/15/20(1)	2,930,000	3,098,475
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	1,000,000	1,075,000
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22	1,000,000	1,100,000
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	2,610,000	2,786,175
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	2,515,000	2,700,481
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22	562,000	584,480
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	1,686,000	1,620,668
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25(1)	1,666,000	1,659,753
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	1,000,000	1,062,500
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22	950,000	1,011,750
Williams Cos., Inc. (The), 4.55%, 6/24/24	4,325,000	4,314,187
		34,858,513
Health Care Equipment and Supplies — 1.2%
Alere, Inc., 6.50%, 6/15/20	1,250,000	1,237,500
Alere, Inc., 6.375%, 7/1/23(1)	1,910,000	1,907,612

DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.125%, 6/15/21(1)	850,000	741,625
Kinetic Concepts, Inc. / KCI USA, Inc., 12.50%, 11/1/19	900,000	941,625
Kinetic Concepts, Inc. / KCI USA, Inc., 9.625%, 10/1/21(1)	835,000	887,187
Mallinckrodt International Finance SA, 4.75%, 4/15/23	2,240,000	1,960,000
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(1)	1,150,000	1,112,625
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(1)	945,000	885,938
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.50%, 4/15/25(1)	525,000	472,500
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(1)	625,000	556,250
		10,702,862
Health Care Providers and Services — 6.3%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	1,650,000	1,647,937
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	1,050,000	1,055,250
Acadia Healthcare Co., Inc., 6.50%, 3/1/24	100,000	102,500
Centene Corp., 5.625%, 2/15/21	2,000,000	2,107,800
Centene Corp., 6.125%, 2/15/24	2,000,000	2,112,500
CHS / Community Health Systems, Inc., 8.00%, 11/15/19	1,500,000	1,252,500
CHS / Community Health Systems, Inc., 7.125%, 7/15/20	2,100,000	1,607,130
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	975,000	906,750
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	650,000	455,000
DaVita, Inc., 5.75%, 8/15/22	2,250,000	2,359,687
DaVita, Inc., 5.125%, 7/15/24	1,907,000	1,905,808
DaVita, Inc., 5.00%, 5/1/25	850,000	838,313
Envision Healthcare Corp., 5.625%, 7/15/22	2,385,000	2,467,879
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	1,350,000	1,485,000
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24(1)	1,525,000	1,547,875
HCA, Inc., 4.25%, 10/15/19	500,000	521,250
HCA, Inc., 6.50%, 2/15/20	1,145,000	1,255,493
HCA, Inc., 7.50%, 2/15/22	2,250,000	2,559,375
HCA, Inc., 5.875%, 3/15/22	500,000	540,000
HCA, Inc., 4.75%, 5/1/23	2,000,000	2,052,500
HCA, Inc., 5.00%, 3/15/24	2,475,000	2,552,344
HCA, Inc., 5.375%, 2/1/25	2,500,000	2,509,375
HCA, Inc., 7.69%, 6/15/25	2,400,000	2,622,000
HCA, Inc., 4.50%, 2/15/27	1,000,000	985,000
HealthSouth Corp., 5.75%, 11/1/24	990,000	1,007,325
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	3,450,000	3,018,750
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(1)	1,350,000	1,447,875
Kindred Healthcare, Inc., 8.00%, 1/15/20	1,080,000	1,080,000
Kindred Healthcare, Inc., 6.375%, 4/15/22	720,000	645,300
Kindred Healthcare, Inc., 8.75%, 1/15/23	175,000	164,281
LifePoint Health, Inc., 5.50%, 12/1/21	1,000,000	1,040,625
Tenet Healthcare Corp., 5.00%, 3/1/19	2,510,000	2,459,800
Tenet Healthcare Corp., 8.00%, 8/1/20	1,600,000	1,580,000
Tenet Healthcare Corp., 6.00%, 10/1/20	2,100,000	2,194,500
Tenet Healthcare Corp., 4.50%, 4/1/21	1,465,000	1,465,000
Tenet Healthcare Corp., 8.125%, 4/1/22	2,410,000	2,285,885
Tenet Healthcare Corp., 6.75%, 6/15/23	710,000	626,575
Universal Health Services, Inc., 5.00%, 6/1/26(1)	1,700,000	1,666,000
		58,131,182
Hotels, Restaurants and Leisure — 5.6%
1011778 BC ULC / New Red Finance, Inc., 6.00%, 4/1/22(1)	2,585,000	2,707,788
Aramark Services, Inc., 5.125%, 1/15/24(1)	1,285,000	1,328,369
Boyd Gaming Corp., 6.875%, 5/15/23	1,748,000	1,885,655

Boyd Gaming Corp., 6.375%, 4/1/26(1)	1,250,000	1,352,500
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.00%, 10/1/20	1,250,000	1,315,625
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 11.00%, 10/1/21	1,500,000	1,646,250
Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc., 9.375%, 5/1/22	250,000	270,625
CEC Entertainment, Inc., 8.00%, 2/15/22	250,000	256,250
Eldorado Resorts, Inc., 7.00%, 8/1/23	2,165,000	2,305,725
FelCor Lodging LP, 5.625%, 3/1/23	775,000	794,375
Golden Nugget, Inc., 8.50%, 12/1/21(1)	2,685,000	2,866,237
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(1)	2,550,000	2,486,250
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21	2,880,000	2,975,230
International Game Technology plc, 6.25%, 2/15/22(1)	1,785,000	1,923,338
International Game Technology plc, 6.50%, 2/15/25(1)	3,275,000	3,528,812
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(1)	900,000	915,750
MGM Resorts International, 8.625%, 2/1/19	750,000	846,563
MGM Resorts International, 5.25%, 3/31/20	2,300,000	2,438,000
MGM Resorts International, 7.75%, 3/15/22	250,000	288,125
MGM Resorts International, 6.00%, 3/15/23	1,250,000	1,353,125
MGM Resorts International, 4.625%, 9/1/26	1,000,000	967,500
Pinnacle Entertainment, Inc., 5.625%, 5/1/24(1)	1,300,000	1,306,500
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	940,000	963,500
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	800,000	859,000
Scientific Games International, Inc., 6.25%, 9/1/20	455,000	389,025
Scientific Games International, Inc., 7.00%, 1/1/22(1)	3,505,000	3,776,637
Scientific Games International, Inc., 10.00%, 12/1/22	1,755,000	1,755,000
Station Casinos LLC, 7.50%, 3/1/21	2,310,000	2,425,500
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	2,900,000	2,884,050
Wynn Macau Ltd., 5.25%, 10/15/21(1)	1,325,000	1,341,563
Yum! Brands, Inc., 3.75%, 11/1/21	725,000	736,781
		50,889,648
Household Durables — 2.5%
Beazer Homes USA, Inc., 8.75%, 3/15/22(1)	930,000	1,006,725
Beazer Homes USA, Inc., 7.25%, 2/1/23	1,059,000	1,080,180
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(1)	1,225,000	1,237,250
CalAtlantic Group, Inc., 8.375%, 5/15/18	850,000	926,500
CalAtlantic Group, Inc., 5.375%, 10/1/22	500,000	512,500
Century Communities, Inc., 6.875%, 5/15/22	845,000	870,350
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19(1)	800,000	684,000
KB Home, 4.75%, 5/15/19	500,000	512,500
KB Home, 8.00%, 3/15/20	500,000	552,500
KB Home, 7.00%, 12/15/21	400,000	424,000
Meritage Homes Corp., 7.00%, 4/1/22	750,000	815,625
PulteGroup, Inc., 5.50%, 3/1/26	1,680,000	1,673,700
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(1)	1,275,000	1,249,500
Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 3/1/24(1)	3,640,000	3,694,600
Toll Brothers Finance Corp., 6.75%, 11/1/19	680,000	747,150
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	2,950,000	3,053,250
WCI Communities, Inc., 6.875%, 8/15/21	2,000,000	2,115,000
William Lyon Homes, Inc., 8.50%, 11/15/20	2,075,000	2,178,750
		23,334,080
Household Products — 0.5%
Energizer Holdings, Inc., 5.50%, 6/15/25(1)	1,320,000	1,326,600
Spectrum Brands, Inc., 6.625%, 11/15/22	1,680,000	1,793,400

Spectrum Brands, Inc., 5.75%, 7/15/25	1,170,000	1,219,725
		4,339,725
Industrial Conglomerates — 0.9%
Bombardier, Inc., 8.75%, 12/1/21(1)	1,300,000	1,382,875
HD Supply, Inc., 5.25%, 12/15/21(1)	880,000	931,700
Jack Cooper Enterprises, Inc., PIK, 10.50%, 3/15/19(1)	622,353	71,571
Milacron LLC / Mcron Finance Corp., 7.75%, 2/15/21(1)	100,000	103,250
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc., 6.375%, 5/1/22(1)	3,558,000	3,593,580
Wise Metals Group LLC / Wise Alloys Finance Corp., 8.75%, 12/15/18(1)	1,700,000	1,776,500
		7,859,476
Insurance — 0.6%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.50%, 5/15/21	350,000	363,598
Genworth Holdings, Inc., 7.625%, 9/24/21	1,135,000	1,052,712
Genworth Holdings, Inc., VRN, 2.91%, 1/17/17	625,000	290,625
International Lease Finance Corp., 6.25%, 5/15/19	250,000	269,375
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(1)	2,400,000	2,142,000
USI, Inc., 7.75%, 1/15/21(1)	500,000	510,313
Voya Financial, Inc., VRN, 5.65%, 5/15/23	1,250,000	1,232,812
		5,861,435
Internet Software and Services — 0.5%
IAC/InterActiveCorp, 4.75%, 12/15/22	475,000	456,000
Match Group, Inc., 6.75%, 12/15/22	1,000,000	1,058,750
Netflix, Inc., 5.375%, 2/1/21	500,000	540,000
Netflix, Inc., 5.75%, 3/1/24	2,000,000	2,145,000
VeriSign, Inc., 4.625%, 5/1/23	500,000	510,000
VeriSign, Inc., 5.25%, 4/1/25	250,000	256,875
		4,966,625
IT Services — 1.0%
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	855,000	858,206
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	1,045,000	1,073,738
First Data Corp., 5.375%, 8/15/23(1)	450,000	468,000
First Data Corp., 7.00%, 12/1/23(1)	3,350,000	3,576,125
First Data Corp., 5.00%, 1/15/24(1)	845,000	852,664
First Data Corp., 5.75%, 1/15/24(1)	2,370,000	2,454,443
		9,283,176
Machinery — 0.4%
Case New Holland Industrial, Inc., 7.875%, 12/1/17	458,000	483,190
CNH Industrial Capital LLC, 3.375%, 7/15/19	1,175,000	1,183,813
Navistar International Corp., 8.25%, 11/1/21	1,024,000	1,039,360
Terex Corp., 6.00%, 5/15/21	725,000	744,031
		3,450,394
Marine — 0.4%
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	3,615,000	3,587,887
Media — 11.9%
Altice Financing SA, 6.50%, 1/15/22(1)	955,000	997,975
Altice Financing SA, 6.625%, 2/15/23(1)	3,520,000	3,625,600
Altice Financing SA, 7.50%, 5/15/26(1)	2,000,000	2,085,000
Altice Finco SA, 7.625%, 2/15/25(1)	1,300,000	1,317,875
Altice Luxembourg SA, 7.75%, 5/15/22(1)	1,955,000	2,091,850
Altice Luxembourg SA, 7.625%, 2/15/25(1)	1,685,000	1,775,569
Altice US Finance I Corp., 5.375%, 7/15/23(1)	1,655,000	1,723,269
Altice US Finance I Corp., 5.50%, 5/15/26(1)	875,000	894,688
AMC Entertainment Holdings, Inc., 5.875%, 2/15/22	500,000	525,625

AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	495,000	508,613
Cablevision SA, 6.50%, 6/15/21(1)	1,100,000	1,120,625
Cablevision Systems Corp., 5.875%, 9/15/22	1,500,000	1,466,250
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	2,400,000	2,490,000
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(1)	3,160,000	3,262,700
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	1,175,000	1,213,188
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	3,170,000	3,288,875
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(1)	2,460,000	2,515,350
Cinemark USA, Inc., 5.125%, 12/15/22	600,000	621,000
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	2,750,000	2,744,285
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	1,000,000	1,021,425
CSC Holdings LLC, 10.125%, 1/15/23(1)	1,215,000	1,406,362
CSC Holdings LLC, 6.625%, 10/15/25(1)	640,000	700,800
CSC Holdings LLC, 7.625%, 7/15/18	1,200,000	1,284,000
CSC Holdings LLC, 6.75%, 11/15/21	1,675,000	1,804,812
CSC Holdings LLC, 10.875%, 10/15/25(1)	1,360,000	1,621,800
CSC Holdings LLC, 5.50%, 4/15/27(1)	1,750,000	1,776,250
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	675,000	279,703
DISH DBS Corp., 6.75%, 6/1/21	2,050,000	2,229,375
DISH DBS Corp., 5.00%, 3/15/23	3,180,000	3,172,050
DISH DBS Corp., 5.875%, 11/15/24	1,975,000	2,039,681
Gray Television, Inc., 5.125%, 10/15/24(1)	1,925,000	1,867,250
Gray Television, Inc., 5.875%, 7/15/26(1)	450,000	447,750
GTH Finance BV, 7.25%, 4/26/23(1)	2,800,000	3,012,041
iHeartCommunications, Inc., 10.00%, 1/15/18	1,000,000	750,000
iHeartCommunications, Inc., 9.00%, 3/1/21	1,750,000	1,301,563
iHeartCommunications, Inc., 10.625%, 3/15/23	500,000	380,000
Lamar Media Corp., 5.875%, 2/1/22	1,450,000	1,497,125
Lamar Media Corp., 5.00%, 5/1/23	1,400,000	1,449,000
McClatchy Co. (The), 9.00%, 12/15/22	450,000	481,500
Nexstar Escrow Corp., 5.625%, 8/1/24(1)	2,275,000	2,263,625
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	1,028,000	1,047,275
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	1,275,000	1,302,094
Regal Entertainment Group, 5.75%, 3/15/22	1,250,000	1,312,500
RR Donnelley & Sons Co., 6.00%, 4/1/24	1,500,000	1,421,250
Sable International Finance Ltd., 6.875%, 8/1/22	1,196,000	1,249,820
SFR Group SA, 6.00%, 5/15/22(1)	3,940,000	4,058,200
SFR Group SA, 7.375%, 5/1/26(1)	3,200,000	3,280,000
Sinclair Television Group, Inc., 5.375%, 4/1/21	1,000,000	1,032,500
Sinclair Television Group, Inc., 6.125%, 10/1/22	250,000	261,875
Sinclair Television Group, Inc., 5.625%, 8/1/24(1)	1,250,000	1,281,250
Sirius XM Radio, Inc., 5.75%, 8/1/21(1)	500,000	521,725
Sirius XM Radio, Inc., 4.625%, 5/15/23(1)	1,850,000	1,838,437
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	1,000,000	1,047,500
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)	1,250,000	1,246,875
Starz LLC / Starz Finance Corp., 5.00%, 9/15/19	500,000	505,625
TEGNA, Inc., 5.125%, 7/15/20	1,000,000	1,038,750
TEGNA, Inc., 5.50%, 9/15/24(1)	1,500,000	1,520,625
Unitymedia GmbH, 6.125%, 1/15/25(1)	1,000,000	1,032,500
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.00%, 1/15/25(1)	650,000	650,000
Univision Communications, Inc., 5.125%, 5/15/23(1)	1,000,000	988,750
Univision Communications, Inc., 5.125%, 2/15/25(1)	1,345,000	1,291,200
UPCB Finance IV Ltd., 5.375%, 1/15/25(1)	1,125,000	1,139,063

Videotron Ltd., 5.00%, 7/15/22	1,000,000	1,028,750
Virgin Media Finance plc, 5.75%, 1/15/25(1)	2,300,000	2,314,375
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)	2,005,000	1,987,456
Virgin Media Secured Finance plc, 5.50%, 8/15/26(1)	1,670,000	1,670,000
WideOpenWest Finance LLC / WideOpenWest Capital Corp., 10.25%, 7/15/19	1,152,000	1,218,240
Wind Acquisition Finance SA, 4.75%, 7/15/20(1)	1,590,000	1,609,875
Wind Acquisition Finance SA, 7.375%, 4/23/21(1)	1,825,000	1,902,562
WMG Acquisition Corp., 5.625%, 4/15/22(1)	1,862,000	1,934,152
Ziggo Bond Finance BV, 5.875%, 1/15/25(1)	1,035,000	1,040,175
		108,827,848
Metals and Mining — 5.0%
AK Steel Corp., 7.625%, 5/15/20	1,250,000	1,281,250
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	1,470,000	1,598,625
Aleris International, Inc., 9.50%, 4/1/21(1)	850,000	915,875
Allegheny Technologies, Inc., 5.95%, 1/15/21	1,320,000	1,283,700
Anglo American Capital plc, 3.625%, 5/14/20(1)	2,000,000	2,032,400
Anglo American Capital plc, 4.875%, 5/14/25(1)	1,500,000	1,528,125
ArcelorMittal, 6.50%, 3/1/21	1,525,000	1,677,500
ArcelorMittal, 6.125%, 6/1/25	1,925,000	2,117,500
ArcelorMittal, 7.75%, 3/1/41	2,000,000	2,140,000
Arconic, Inc., 5.40%, 4/15/21	910,000	968,013
Arconic, Inc., 5.125%, 10/1/24	2,420,000	2,492,600
Cliffs Natural Resources, Inc., 7.75%, 3/31/20(1)	941,000	971,582
Cliffs Natural Resources, Inc., 8.25%, 3/31/20(1)	1,090,000	1,199,000
First Quantum Minerals Ltd., 6.75%, 2/15/20(1)	543,000	544,358
First Quantum Minerals Ltd., 7.25%, 5/15/22(1)	2,170,000	2,148,300
FMG Resources August 2006 Pty Ltd., 9.75%, 3/1/22(1)	1,410,000	1,642,749
Freeport-McMoRan, Inc., 2.30%, 11/14/17	1,750,000	1,745,625
Freeport-McMoRan, Inc., 3.55%, 3/1/22	3,500,000	3,272,500
Freeport-McMoRan, Inc., 5.40%, 11/14/34	3,250,000	2,746,250
Kinross Gold Corp., 5.125%, 9/1/21	500,000	510,310
Lundin Mining Corp., 7.875%, 11/1/22(1)	850,000	928,625
New Gold, Inc., 6.25%, 11/15/22(1)	415,000	427,450
Novelis Corp., 5.875%, 9/30/26(1)	2,805,000	2,840,062
Steel Dynamics, Inc., 5.25%, 4/15/23	1,430,000	1,505,075
Steel Dynamics, Inc., 5.00%, 12/15/26(1)	1,300,000	1,298,375
Teck Resources Ltd., 4.75%, 1/15/22	2,095,000	2,110,712
Teck Resources Ltd., 8.50%, 6/1/24(1)	950,000	1,097,250
Teck Resources Ltd., 6.25%, 7/15/41	670,000	649,016
United States Steel Corp., 7.375%, 4/1/20	353,000	380,358
United States Steel Corp., 8.375%, 7/1/21(1)	1,450,000	1,606,643
		45,659,828
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
iStar, Inc., 9.00%, 6/1/17	100,000	103,125
iStar, Inc., 5.00%, 7/1/19	975,000	982,313
		1,085,438
Multi-Utilities — 3.1%
AES Corp., 4.875%, 5/15/23	2,725,000	2,705,107
AES Corp., 6.00%, 5/15/26	1,900,000	1,938,000
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	1,725,000	1,759,500
Calpine Corp., 5.375%, 1/15/23	2,310,000	2,269,575
Calpine Corp., 5.50%, 2/1/24	500,000	485,000
Calpine Corp., 5.75%, 1/15/25	3,535,000	3,428,950

Dynegy, Inc., 6.75%, 11/1/19	800,000	818,000
Dynegy, Inc., 7.375%, 11/1/22	2,645,000	2,539,200
Dynegy, Inc., 7.625%, 11/1/24	800,000	742,000
GenOn Energy, Inc., 9.50%, 10/15/18	725,000	516,109
GenOn Energy, Inc., 9.875%, 10/15/20	680,000	465,800
Illinois Power Generating Co., 7.00%, 4/15/18(2)(3)	300,000	108,000
IPALCO Enterprises, Inc., 5.00%, 5/1/18	1,000,000	1,037,500
NRG Energy, Inc., 6.25%, 7/15/22	2,360,000	2,377,700
NRG Energy, Inc., 6.25%, 5/1/24	2,440,000	2,385,100
NRG Energy, Inc., 7.25%, 5/15/26(1)	1,900,000	1,900,000
Talen Energy Supply LLC, 4.625%, 7/15/19(1)	1,475,000	1,404,938
Talen Energy Supply LLC, 6.50%, 6/1/25	1,400,000	1,088,500
		27,968,979
Multiline Retail — 0.3%
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21	645,000	312,825
J.C. Penney Corp., Inc., 5.75%, 2/15/18	500,000	513,750
J.C. Penney Corp., Inc., 5.65%, 6/1/20	845,000	837,606
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(1)	1,185,000	885,788
		2,549,969
Oil, Gas and Consumable Fuels — 8.3%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24(1)	2,455,000	2,553,200
Antero Resources Corp., 5.125%, 12/1/22	2,350,000	2,385,250
Antero Resources Corp., 5.625%, 6/1/23	920,000	946,450
California Resources Corp., 8.00%, 12/15/22(1)	2,096,000	1,875,920
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21	850,000	724,625
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	1,740,000	1,805,250
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	850,000	875,500
Cenovus Energy, Inc., 5.70%, 10/15/19	300,000	320,981
Cenovus Energy, Inc., 6.75%, 11/15/39	1,800,000	2,010,026
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24(1)	875,000	951,562
Chesapeake Energy Corp., 8.00%, 12/15/22(1)	2,271,000	2,462,332
Chesapeake Energy Corp., 8.00%, 1/15/25(1)	1,700,000	1,740,375
Comstock Resources, Inc., PIK, 10.00%, 3/15/20	845,000	870,350
Concho Resources, Inc., 5.50%, 10/1/22	1,700,000	1,770,125
Concho Resources, Inc., 5.50%, 4/1/23	2,250,000	2,342,925
CONSOL Energy, Inc., 5.875%, 4/15/22	2,635,000	2,595,475
Continental Resources, Inc., 5.00%, 9/15/22	1,326,000	1,343,424
Continental Resources, Inc., 3.80%, 6/1/24	1,860,000	1,725,150
Continental Resources, Inc., 4.90%, 6/1/44	875,000	752,500
Denbury Resources, Inc., 9.00%, 5/15/21(1)	925,000	1,005,937
Denbury Resources, Inc., 4.625%, 7/15/23	785,000	633,888
Diamondback Energy, Inc., 4.75%, 11/1/24(1)	2,100,000	2,068,500
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	1,500,000	1,390,305
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(1)	835,000	901,550
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21	1,000,000	995,000
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	1,035,000	1,029,825
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23	665,000	656,688
Gulfport Energy Corp., 6.00%, 10/15/24(1)	1,100,000	1,124,750
Halcon Resources Corp., 8.625%, 2/1/20(1)	2,330,000	2,434,850
Halcon Resources Corp., 12.00%, 2/15/22(1)	390,000	427,050
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(1)	860,000	875,050
Laredo Petroleum, Inc., 6.25%, 3/15/23	1,025,000	1,066,000
MEG Energy Corp., 7.00%, 3/31/24(1)	1,200,000	1,092,000

Newfield Exploration Co., 5.75%, 1/30/22	1,000,000	1,058,750
Newfield Exploration Co., 5.375%, 1/1/26	500,000	512,300
Oasis Petroleum, Inc., 6.875%, 3/15/22	2,575,000	2,652,250
PBF Holding Co. LLC / PBF Finance Corp., 8.25%, 2/15/20	500,000	513,125
Petrobras Global Finance BV, 4.875%, 3/17/20	1,500,000	1,486,800
Petrobras Global Finance BV, 8.375%, 5/23/21	1,000,000	1,080,000
QEP Resources, Inc., 5.375%, 10/1/22	3,110,000	3,133,325
Range Resources Corp., 5.75%, 6/1/21(1)	1,000,000	1,052,500
Range Resources Corp., 5.00%, 8/15/22(1)	1,500,000	1,498,125
Rice Energy, Inc., 6.25%, 5/1/22	550,000	567,875
SM Energy Co., 6.50%, 1/1/23	500,000	510,625
SM Energy Co., 5.00%, 1/15/24	1,310,000	1,241,225
Southwestern Energy Co., 6.70%, 1/23/25	500,000	513,750
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	1,390,000	1,414,325
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	1,975,000	2,014,500
Sunoco LP / Sunoco Finance Corp., 5.50%, 8/1/20	1,890,000	1,930,162
Sunoco LP / Sunoco Finance Corp., 6.375%, 4/1/23	1,683,000	1,712,452
Tesoro Corp., 4.25%, 10/1/17	1,000,000	1,020,000
Tesoro Corp., 5.375%, 10/1/22	150,000	156,188
Whiting Petroleum Corp., 5.75%, 3/15/21	1,725,000	1,726,449
WPX Energy, Inc., 6.00%, 1/15/22	1,500,000	1,545,000
WPX Energy, Inc., 8.25%, 8/1/23	845,000	948,512
YPF SA, 8.875%, 12/19/18	1,500,000	1,635,375
		75,676,426
Paper and Forest Products — 0.1%
Sappi Papier Holding GmbH, 7.75%, 7/15/17(1)	625,000	634,375
Personal Products — 0.1%
Avon Products, Inc., 7.00%, 3/15/23	1,000,000	951,500
Pharmaceuticals — 1.8%
Capsugel SA, PIK, 7.00%, 5/15/19(1)	811,000	818,603
Endo Finance LLC / Endo Finco, Inc., 7.25%, 1/15/22(1)	730,000	675,250
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(1)	1,240,000	1,060,200
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.00%, 7/15/23(1)	1,665,000	1,469,363
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.50%, 2/1/25(1)	1,370,000	1,147,375
Quintiles IMS, Inc., 4.875%, 5/15/23(1)	1,700,000	1,734,000
Valeant Pharmaceuticals International, Inc., 5.375%, 3/15/20(1)	1,500,000	1,275,000
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	1,300,000	1,123,278
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(1)	1,300,000	1,085,500
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22(1)	1,750,000	1,439,375
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(1)	3,125,000	2,359,375
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)	3,270,000	2,468,850
		16,656,169
Real Estate Management and Development — 0.2%
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(1)	1,430,000	1,478,263
Semiconductors and Semiconductor Equipment — 0.9%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	260,000	282,750
Advanced Micro Devices, Inc., 7.00%, 7/1/24	651,000	678,667
Amkor Technology, Inc., 6.375%, 10/1/22	1,000,000	1,046,250
Micron Technology, Inc., 5.25%, 8/1/23(1)	1,480,000	1,492,950
Micron Technology, Inc., 5.50%, 2/1/25	1,975,000	1,975,000
NXP BV / NXP Funding LLC, 5.75%, 2/15/21(1)	225,000	232,594
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	2,000,000	2,030,000
NXP BV / NXP Funding LLC, 5.75%, 3/15/23(1)	115,000	121,613

Sensata Technologies BV, 5.00%, 10/1/25(1)	493,000	485,605
		8,345,429
Software — 0.9%
BMC Software Finance, Inc., 8.125%, 7/15/21(1)	250,000	234,844
Inception Merger Sub, Inc. / Rackspace Hosting, Inc., 8.625%, 11/15/24(1)	1,950,000	2,068,852
Infor US, Inc., 6.50%, 5/15/22	4,908,000	5,128,860
Nuance Communications, Inc., 5.375%, 8/15/20(1)	323,000	332,488
Quintiles IMS, Inc., 5.00%, 10/15/26(1)	835,000	839,175
		8,604,219
Specialty Retail — 2.3%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	1,910,000	1,962,525
Ashtead Capital, Inc., 5.625%, 10/1/24(1)	2,487,000	2,617,567
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(1)	1,150,000	1,131,313
Claire's Stores, Inc., 9.00%, 3/15/19(1)	100,000	51,000
Herc Rentals, Inc., 7.50%, 6/1/22(1)	1,250,000	1,323,438
Hertz Corp. (The), 4.25%, 4/1/18	100,000	101,250
Hertz Corp. (The), 5.875%, 10/15/20	450,000	442,125
Hertz Corp. (The), 7.375%, 1/15/21	1,550,000	1,561,625
Hertz Corp. (The), 6.25%, 10/15/22	850,000	801,125
Michaels Stores, Inc., 5.875%, 12/15/20(1)	1,370,000	1,412,812
Party City Holdings, Inc., 6.125%, 8/15/23(1)	1,015,000	1,065,750
Rent-A-Center, Inc., 6.625%, 11/15/20	1,175,000	1,081,000
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	1,000,000	1,042,500
Sonic Automotive, Inc., 7.00%, 7/15/22	800,000	842,000
Sonic Automotive, Inc., 5.00%, 5/15/23	850,000	830,875
United Rentals North America, Inc., 6.125%, 6/15/23	825,000	878,625
United Rentals North America, Inc., 4.625%, 7/15/23	1,985,000	2,032,144
United Rentals North America, Inc., 5.50%, 7/15/25	2,050,000	2,098,687
		21,276,361
Technology Hardware, Storage and Peripherals — 1.9%
CommScope Technologies Finance LLC, 6.00%, 6/15/25(1)	3,970,000	4,228,050
Dell, Inc., 5.875%, 6/15/19	1,250,000	1,323,438
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.875%, 6/15/21(1)	950,000	1,010,781
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 7.125%, 6/15/24(1)	3,000,000	3,331,038
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26(1)	1,090,000	1,181,357
NCR Corp., 5.00%, 7/15/22	1,725,000	1,768,125
Western Digital Corp., 7.375%, 4/1/23(1)	1,000,000	1,102,500
Western Digital Corp., 10.50%, 4/1/24(1)	2,945,000	3,489,825
		17,435,114
Textiles, Apparel and Luxury Goods — 1.0%
Hanesbrands, Inc., 4.625%, 5/15/24(1)	1,700,000	1,657,500
L Brands, Inc., 6.625%, 4/1/21	750,000	845,625
L Brands, Inc., 5.625%, 2/15/22	2,250,000	2,404,687
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22	3,465,000	3,413,025
PVH Corp., 4.50%, 12/15/22	500,000	510,000
		8,830,837
Wireless Telecommunication Services — 2.9%
Digicel Group Ltd., 8.25%, 9/30/20	1,867,000	1,611,165
Sprint Communications, Inc., 9.00%, 11/15/18(1)	500,000	552,500
Sprint Communications, Inc., 7.00%, 3/1/20(1)	1,100,000	1,196,250
Sprint Communications, Inc., 7.00%, 8/15/20	1,170,000	1,243,254
Sprint Communications, Inc., 6.00%, 11/15/22	1,750,000	1,767,500
Sprint Corp., 7.25%, 9/15/21	3,000,000	3,195,000

Sprint Corp., 7.875%, 9/15/23	1,365,000	1,460,550
Sprint Corp., 7.125%, 6/15/24	2,700,000	2,787,750
Sprint Corp., 7.625%, 2/15/25	1,010,000	1,064,288
T-Mobile USA, Inc., 6.625%, 11/15/20	1,250,000	1,279,687
T-Mobile USA, Inc., 6.63%, 4/28/21	1,500,000	1,569,375
T-Mobile USA, Inc., 6.125%, 1/15/22	1,100,000	1,163,250
T-Mobile USA, Inc., 6.625%, 4/1/23	3,220,000	3,421,250
T-Mobile USA, Inc., 6.375%, 3/1/25	2,000,000	2,142,500
T-Mobile USA, Inc., 6.50%, 1/15/26	1,600,000	1,734,000
		26,188,319
TOTAL CORPORATE BONDS (Cost $829,019,310)		840,530,419
COMMON STOCKS — 0.3%
Banks†
CIT Group, Inc.	9,111	388,858
Energy Equipment and Services†
Basic Energy Services, Inc.(2)	10,644	376,278
Health Care Providers and Services — 0.1%
Express Scripts Holding Co.(2)	10,800	742,932
Media — 0.2%
Charter Communications, Inc., Class A(2)	4,713	1,356,967
Oil, Gas and Consumable Fuels†
Comstock Resources, Inc.(2)	2,324	22,891
TOTAL COMMON STOCKS (Cost $2,212,552)		2,887,926
ASSET-BACKED SECURITIES(4) — 0.3%
American Airlines Pass-Through Trust, 7.00%, 7/31/19(1)	598,403	617,103
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	987,861	1,065,655
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.375%, 5/15/23	874,653	928,225
TOTAL ASSET-BACKED SECURITIES (Cost $2,464,849)		2,610,983
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 0.3%
Private Sponsor Collateralized Mortgage Obligation — 0.1%
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	791,357	775,430
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FNMA, Series 2016-C05, Class 2M2, VRN, 5.21%, 1/25/17	1,620,000	1,686,482
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,408,409)		2,461,912
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Argentina — 0.1%
Argentine Republic Government International Bond, 6.875%, 4/22/21(1) (Cost $1,000,000)	1,000,000	1,067,500
EXCHANGE-TRADED FUNDS — 0.1%
iShares iBoxx $ High Yield Corporate Bond ETF (Cost $946,896)	10,600	917,430
TEMPORARY CASH INVESTMENTS(5) — 6.2%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 11/15/42, valued at $33,134,044), at 0.10%, dated 12/30/16, due 1/3/17 (Delivery value $32,482,361)		32,482,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	23,902,622	23,902,622
TOTAL TEMPORARY CASH INVESTMENTS (Cost $56,384,622)		56,384,622
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $894,436,638)		906,860,792
OTHER ASSETS AND LIABILITIES — 0.8%		7,470,971
TOTAL NET ASSETS — 100.0%		$914,331,763

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	2,339,542	USD	1,741,134	JPMorgan Chase Bank N.A.	3/15/17	(55,686)
USD	1,691,068	AUD	2,339,542	JPMorgan Chase Bank N.A.	3/15/17	5,620
BRL	5,965,819	USD	1,787,511	UBS AG	3/15/17	10,329
CAD	6,960,840	USD	5,242,781	JPMorgan Chase Bank N.A.	3/15/17	(53,966)
USD	1,479,774	CAD	2,008,549	JPMorgan Chase Bank N.A.	3/15/17	(17,457)
USD	1,828,717	CHF	1,866,114	Credit Suisse AG	3/15/17	(11,903)
CNY	24,019,880	USD	3,452,124	UBS AG	3/15/17	(67,744)
USD	3,407,559	CNY	24,019,880	UBS AG	3/15/17	23,178
GBP	4,120,833	USD	5,249,818	UBS AG	3/15/17	(162,516)
USD	1,467,933	GBP	1,186,592	UBS AG	3/15/17	3,047
USD	3,498,795	HUF	1,019,269,073	UBS AG	3/16/17	23,001
INR	245,878,649	USD	3,593,666	UBS AG	3/15/17	(2,100)
INR	124,309,303	USD	1,818,531	UBS AG	3/15/17	(2,736)
USD	5,622,344	KRW	6,586,238,346	UBS AG	3/15/17	168,000
USD	924,776	KRW	1,123,140,777	UBS AG	3/15/17	(5,344)
USD	1,807,648	MXN	37,863,003	JPMorgan Chase Bank N.A.	3/15/17	(1,937)
MYR	7,709,318	USD	1,716,615	Goldman Sachs & Co.	3/15/17	(4,188)
USD	1,737,311	MYR	7,709,318	Goldman Sachs & Co.	3/15/17	24,884
NOK	29,268,496	USD	3,492,390	JPMorgan Chase Bank N.A.	3/15/17	(101,444)
USD	1,554,772	NOK	13,473,188	JPMorgan Chase Bank N.A.	3/15/17	(6,184)
USD	1,810,025	NOK	15,795,308	JPMorgan Chase Bank N.A.	3/15/17	(19,964)
NZD	2,449,536	USD	1,740,224	JPMorgan Chase Bank N.A.	3/15/17	(42,056)
USD	1,686,261	NZD	2,449,536	JPMorgan Chase Bank N.A.	3/15/17	(11,907)
USD	5,162,590	PHP	258,645,757	UBS AG	3/15/17	1,479
USD	1,747,462	PLN	7,306,330	UBS AG	3/15/17	3,611
USD	3,695,257	PLN	15,709,649	UBS AG	3/15/17	(54,270)
RUB	221,918,784	USD	3,415,186	UBS AG	3/15/17	144,854
RUB	112,557,429	USD	1,814,272	UBS AG	3/15/17	(8,616)
USD	4,372,250	SGD	6,204,923	JPMorgan Chase Bank N.A.	3/15/17	89,084
TRY	6,086,629	USD	1,723,916	JPMorgan Chase Bank N.A.	3/15/17	(24,483)
TRY	6,220,260	USD	1,749,328	UBS AG	3/15/17	(12,584)
USD	3,469,955	TRY	12,306,889	JPMorgan Chase Bank N.A.	3/15/17	33,778
TWD	54,911,937	USD	1,715,274	UBS AG	3/15/17	(20,310)
USD	1,717,877	TWD	54,911,937	UBS AG	3/15/17	22,912
ZAR	50,822,303	USD	3,617,503	JPMorgan Chase Bank N.A.	3/15/17	34,845
						(98,773)

SWAP AGREEMENTS*
CENTRALLY CLEARED CREDIT DEFAULT
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America High Yield 27 Index	24,000,000	Sell	5.00	12/20/21	3.54	313,695	1,524,683

CREDIT DEFAULT
Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value**** ($)
Bank of America N.A./ Camden Property Trust	850,000	Buy	1.00%	12/20/19	(3,578)	(2,352)	(5,930)
Barclays Bank plc/ AES Corp. (The)(6)	850,000	Sell	5.00%	9/20/17	22,835	7,422	30,257
Barclays Bank plc/ Calpine Corp.(6)	850,000	Sell	5.00%	9/20/17	18,653	10,484	29,137
Barclays Bank plc/ Dominion Resources, Inc.(6)	850,000	Buy	1.00%	6/20/20	(17,990)	(2,029)	(20,019)
Barclays Bank plc/ NRG Energy, Inc.(6)	850,000	Sell	5.00%	9/20/17	21,213	7,998	29,211
Barclays Bank plc/ Parker Drilling Co.(6)	850,000	Sell	5.00%	9/20/17	19,931	4,055	23,986
Barclays Bank plc/ Procter & Gamble Co. (The)(6)	850,000	Buy	1.00%	6/20/20	(23,905)	(891)	(24,796)
Deutsche Bank AG/ Host Hotels & Resorts, Inc.	850,000	Buy	1.00%	9/20/19	(5,927)	(7,317)	(13,244)
Deutsche Bank AG/ International Business Machines Corp.	850,000	Buy	1.00%	9/20/19	(12,445)	(5,891)	(18,336)
Goldman Sachs & Co./ Kellogg Co.	850,000	Buy	1.00%	12/20/19	(9,142)	(5,524)	(14,666)
Goldman Sachs & Co./ M.D.C. Holdings, Inc.	850,000	Buy	1.00%	6/20/20	18,374	(11,880)	6,494
Goldman Sachs & Co./ Starwood Hotels & Resorts	850,000	Buy	1.00%	6/20/20	(5,891)	(14,346)	(20,237)
Morgan Stanley & Co./ D.R. Horton, Inc.	850,000	Sell	1.00%	6/20/20	(13,613)	19,390	5,777
Morgan Stanley & Co./ Frontier Communications Corp.	850,000	Sell	5.00%	9/20/17	21,794	5,847	27,641
Morgan Stanley & Co./ HCA, Inc.	850,000	Sell	5.00%	9/20/17	23,817	6,663	30,480
Morgan Stanley & Co./ Hertz Corp. (The)	850,000	Sell	5.00%	9/20/17	23,620	3,099	26,719
Morgan Stanley & Co./ International Lease Finance Corp.	850,000	Sell	5.00%	9/20/17	22,119	7,841	29,960
Morgan Stanley & Co./ Lennar Corp.	850,000	Sell	5.00%	6/20/20	82,696	24,611	107,307
Morgan Stanley & Co./ Mondelez International, Inc.	850,000	Buy	1.00%	9/20/19	(12,445)	(4,281)	(16,726)
Morgan Stanley & Co./ PepsiCo, Inc.	850,000	Buy	1.00%	9/20/19	(13,585)	(3,631)	(17,216)
					156,531	39,268	195,799

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

****The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CNY	-	Chinese Yuan
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
HUF	-	Hungarian Forint
INR	-	Indian Rupee
KRW	-	South Korean Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PIK	-	Payment in Kind
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $356,260,251, which represented 39.0% of total net assets.

(2)	Non-income producing.

(3)	Security is in default.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	Category includes collateral received at the custodian bank for margin requirements on swap agreements. At the period end, the aggregate value of cash deposits received was $360,000.

(6)	Collateral has been received at the custodian bank for margin requirements on swap agreements. At the period end, the aggregate value of securities received was $195,060.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	840,530,419	—
Common Stocks	2,887,926	—	—
Asset-Backed Securities	—	2,610,983	—
Collateralized Mortgage Obligations	—	2,461,912	—
Sovereign Governments and Agencies	—	1,067,500	—
Exchange-Traded Funds	917,430	—	—
Temporary Cash Investments	23,902,622	32,482,000	—
	27,707,978	879,152,814	—
Other Financial Instruments
Swap Agreements	—	1,871,652	—
Forward Foreign Currency Exchange Contracts	—	588,622	—
	—	2,460,274	—

Liabilities
Other Financial Instruments
Swap Agreements	—	151,170	—
Forward Foreign Currency Exchange Contracts	—	687,395	—
	—	838,565	—

3. Federal Tax Information

As of December 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$894,983,719
Gross tax appreciation of investments	$34,273,390
Gross tax depreciation of investments	(22,396,317)
Net tax appreciation (depreciation) of investments	$11,877,073

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Diversified Bond Fund
December 31, 2016

NT Diversified Bond - Schedule of Investments
DECEMBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 35.6%
U.S. Treasury Bonds, 3.50%, 2/15/39	32,480,000	35,466,081
U.S. Treasury Bonds, 3.125%, 11/15/41	28,500,000	28,874,347
U.S. Treasury Bonds, 2.875%, 5/15/43	28,100,000	27,091,126
U.S. Treasury Bonds, 3.125%, 8/15/44(2)	24,410,000	24,656,614
U.S. Treasury Bonds, 3.00%, 11/15/44	13,200,000	13,013,616
U.S. Treasury Bonds, 2.50%, 2/15/45	57,870,000	51,440,412
U.S. Treasury Bonds, 3.00%, 5/15/45	500,000	492,236
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	9,579,420	9,267,313
U.S. Treasury Notes, 4.75%, 8/15/17	1,092,000	1,118,882
U.S. Treasury Notes, 0.75%, 10/31/17	35,000,000	34,972,210
U.S. Treasury Notes, 1.00%, 2/15/18	98,400,000	98,444,280
U.S. Treasury Notes, 1.00%, 3/15/18	79,050,000	79,094,979
U.S. Treasury Notes, 0.75%, 4/15/18	20,000,000	19,940,280
U.S. Treasury Notes, 2.625%, 4/30/18	8,355,000	8,533,070
U.S. Treasury Notes, 1.00%, 5/31/18	12,280,000	12,276,427
U.S. Treasury Notes, 1.375%, 6/30/18	13,210,000	13,271,823
U.S. Treasury Notes, 1.375%, 7/31/18	27,050,000	27,170,914
U.S. Treasury Notes, 1.25%, 10/31/18	39,300,000	39,361,662
U.S. Treasury Notes, 1.25%, 11/15/18	46,250,000	46,318,542
U.S. Treasury Notes, 1.375%, 11/30/18	28,700,000	28,801,684
U.S. Treasury Notes, 1.125%, 12/31/18(3)	7,000,000	7,006,209
U.S. Treasury Notes, 1.625%, 7/31/19	6,100,000	6,141,352
U.S. Treasury Notes, 1.625%, 8/31/19	5,000,000	5,033,080
U.S. Treasury Notes, 1.75%, 9/30/19	12,500,000	12,619,700
U.S. Treasury Notes, 1.50%, 11/30/19	41,600,000	41,669,430
U.S. Treasury Notes, 1.625%, 12/31/19	20,400,000	20,492,800
U.S. Treasury Notes, 1.375%, 3/31/20	23,900,000	23,764,439
U.S. Treasury Notes, 1.625%, 6/30/20	9,150,000	9,149,780
U.S. Treasury Notes, 1.375%, 9/30/20	66,850,000	66,053,816
U.S. Treasury Notes, 1.375%, 10/31/20	3,200,000	3,158,746
U.S. Treasury Notes, 2.00%, 11/30/20	50,000,000	50,485,400
U.S. Treasury Notes, 2.125%, 1/31/21	8,000,000	8,101,376
U.S. Treasury Notes, 2.25%, 4/30/21	28,810,000	29,294,037
U.S. Treasury Notes, 2.00%, 5/31/21	17,000,000	17,091,205
U.S. Treasury Notes, 2.00%, 10/31/21	90,550,000	90,738,706
U.S. Treasury Notes, 1.375%, 6/30/23	15,750,000	14,945,585
U.S. Treasury Notes, 1.25%, 7/31/23	4,000,000	3,761,636
U.S. Treasury Notes, 1.375%, 8/31/23	18,950,000	17,933,067
U.S. Treasury Notes, 2.00%, 11/15/26	8,140,000	7,820,318
TOTAL U.S. TREASURY SECURITIES (Cost $1,048,002,356)		1,034,867,180
CORPORATE BONDS — 30.2%
Aerospace and Defense — 0.3%
Boeing Co. (The), 2.20%, 10/30/22	1,380,000	1,351,436
Harris Corp., 2.70%, 4/27/20	590,000	589,484
Lockheed Martin Corp., 3.55%, 1/15/26	2,060,000	2,105,792
Lockheed Martin Corp., 3.80%, 3/1/45	1,250,000	1,186,291
United Technologies Corp., 6.05%, 6/1/36	730,000	914,636

United Technologies Corp., 5.70%, 4/15/40		1,420,000	1,736,410
United Technologies Corp., 3.75%, 11/1/46		900,000	856,906
			8,740,955
Auto Components — 0.1%
Schaeffler Finance BV, 4.25%, 5/15/21(4)		1,820,000	1,865,500
ZF North America Capital, Inc., 4.00%, 4/29/20(4)		1,850,000	1,930,938
			3,796,438
Automobiles — 0.9%
Ford Motor Credit Co. LLC, 2.15%, 1/9/18		1,800,000	1,802,858
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		5,750,000	5,976,194
Ford Motor Credit Co. LLC, 8.125%, 1/15/20		1,150,000	1,326,288
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		2,980,000	3,291,496
General Motors Co., 5.00%, 4/1/35		1,490,000	1,455,089
General Motors Financial Co., Inc., 3.25%, 5/15/18		2,280,000	2,310,303
General Motors Financial Co., Inc., 3.10%, 1/15/19		2,610,000	2,638,071
General Motors Financial Co., Inc., 3.20%, 7/6/21		2,810,000	2,786,972
General Motors Financial Co., Inc., 5.25%, 3/1/26		2,900,000	3,055,339
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(4)		1,260,000	1,299,375
			25,941,985
Banks — 4.5%
Bank of America Corp., 5.75%, 12/1/17		6,665,000	6,905,040
Bank of America Corp., 4.10%, 7/24/23		4,160,000	4,347,217
Bank of America Corp., MTN, 5.625%, 7/1/20		2,320,000	2,551,255
Bank of America Corp., MTN, 4.00%, 4/1/24		2,370,000	2,445,304
Bank of America Corp., MTN, 4.20%, 8/26/24		1,770,000	1,803,897
Bank of America Corp., MTN, 4.00%, 1/22/25		3,140,000	3,145,388
Bank of America Corp., MTN, 5.00%, 1/21/44		830,000	910,682
Bank of America N.A., 5.30%, 3/15/17		1,500,000	1,511,690
Bank of America N.A., 6.00%, 10/15/36		650,000	785,425
Banque Federative du Credit Mutuel SA, 2.00%, 4/12/19(4)		1,550,000	1,543,586
Barclays Bank plc, 5.14%, 10/14/20		1,500,000	1,584,352
Barclays Bank plc, MTN, 6.00%, 1/14/21	EUR	1,300,000	1,588,881
Barclays Bank plc, MTN, VRN, 6.75%, 1/16/18	GBP	2,500,000	3,210,934
Barclays plc, 4.375%, 1/12/26		$1,000,000	1,014,772
BPCE SA, 5.15%, 7/21/24(4)		1,670,000	1,698,442
Branch Banking & Trust Co., 3.625%, 9/16/25		813,000	826,378
Branch Banking & Trust Co., 3.80%, 10/30/26		1,300,000	1,335,569
Capital One Financial Corp., 4.20%, 10/29/25		3,115,000	3,126,918
Capital One N.A., 2.35%, 8/17/18		1,600,000	1,609,528
Citigroup, Inc., 1.75%, 5/1/18		1,980,000	1,976,141
Citigroup, Inc., 2.55%, 4/8/19		1,250,000	1,260,375
Citigroup, Inc., 4.50%, 1/14/22		2,470,000	2,633,882
Citigroup, Inc., 4.05%, 7/30/22		1,400,000	1,449,237
Citigroup, Inc., 3.20%, 10/21/26		1,200,000	1,148,108
Citigroup, Inc., 4.45%, 9/29/27		9,390,000	9,566,842
Commerzbank AG, 8.125%, 9/19/23(4)		690,000	777,734
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	2,730,000	2,960,686
Cooperatieve Rabobank UA, 3.875%, 2/8/22		$2,270,000	2,395,987
Cooperatieve Rabobank UA, 3.95%, 11/9/22		980,000	1,008,333
Cooperatieve Rabobank UA, MTN, 4.125%, 9/14/22	EUR	2,500,000	3,038,573
Danske Bank A/S, MTN, VRN, 2.75%, 5/19/21	EUR	2,400,000	2,695,390
Fifth Third Bancorp, 4.30%, 1/16/24		$750,000	772,245
Fifth Third Bank, 2.875%, 10/1/21		1,830,000	1,851,257

HBOS plc, MTN, 6.75%, 5/21/18(4)		2,280,000	2,409,385
HSBC Bank plc, MTN, 6.50%, 7/7/23	GBP	1,200,000	1,825,656
HSBC Bank USA N.A., 5.875%, 11/1/34		$420,000	489,123
Huntington Bancshares, Inc., 2.30%, 1/14/22		2,230,000	2,163,209
Intesa Sanpaolo SpA, 5.02%, 6/26/24(4)		770,000	711,914
JPMorgan Chase & Co., 2.55%, 3/1/21		2,850,000	2,839,971
JPMorgan Chase & Co., 4.625%, 5/10/21		6,860,000	7,384,502
JPMorgan Chase & Co., 3.25%, 9/23/22		3,880,000	3,922,502
JPMorgan Chase & Co., 3.875%, 9/10/24		3,130,000	3,168,458
JPMorgan Chase & Co., 3.125%, 1/23/25		2,750,000	2,687,657
JPMorgan Chase & Co., 4.95%, 6/1/45		1,300,000	1,386,761
KeyBank N.A., MTN, 3.40%, 5/20/26		1,950,000	1,896,779
Regions Bank, 6.45%, 6/26/37		1,240,000	1,398,482
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	1,200,000	1,244,912
SunTrust Bank, 3.30%, 5/15/26		$1,950,000	1,883,138
U.S. Bancorp, MTN, 3.00%, 3/15/22		2,150,000	2,191,392
U.S. Bancorp, MTN, 3.60%, 9/11/24		1,910,000	1,946,005
U.S. Bank N.A., 2.80%, 1/27/25		1,270,000	1,239,055
Wells Fargo & Co., 4.125%, 8/15/23		760,000	786,239
Wells Fargo & Co., 3.00%, 4/22/26		1,510,000	1,440,587
Wells Fargo & Co., 5.61%, 1/15/44		366,000	414,850
Wells Fargo & Co., MTN, 2.60%, 7/22/20		3,900,000	3,921,696
Wells Fargo & Co., MTN, 3.55%, 9/29/25		1,900,000	1,896,390
Wells Fargo & Co., MTN, 4.10%, 6/3/26		2,700,000	2,734,919
Wells Fargo & Co., MTN, 4.65%, 11/4/44		1,555,000	1,531,090
Wells Fargo & Co., MTN, 4.75%, 12/7/46		1,150,000	1,163,536
			130,158,256
Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		3,190,000	3,247,570
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		3,710,000	3,767,624
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		3,500,000	3,772,927
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		160,000	178,243
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		2,300,000	2,264,092
Molson Coors Brewing Co., 3.00%, 7/15/26		3,290,000	3,111,787
			16,342,243
Biotechnology — 1.0%
AbbVie, Inc., 2.90%, 11/6/22		1,740,000	1,719,012
AbbVie, Inc., 3.60%, 5/14/25		3,110,000	3,081,904
AbbVie, Inc., 4.40%, 11/6/42		1,790,000	1,687,118
AbbVie, Inc., 4.45%, 5/14/46		370,000	354,999
Amgen, Inc., 1.85%, 8/19/21		2,010,000	1,936,878
Amgen, Inc., 4.66%, 6/15/51(4)		2,083,000	2,015,823
Biogen, Inc., 3.625%, 9/15/22		2,660,000	2,730,902
Celgene Corp., 3.25%, 8/15/22		2,490,000	2,512,644
Celgene Corp., 3.625%, 5/15/24		850,000	854,514
Celgene Corp., 3.875%, 8/15/25		3,550,000	3,602,522
Gilead Sciences, Inc., 4.40%, 12/1/21		2,970,000	3,194,384
Gilead Sciences, Inc., 3.65%, 3/1/26		4,730,000	4,794,740
Gilead Sciences, Inc., 4.15%, 3/1/47		1,000,000	950,214
			29,435,654
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25		1,860,000	1,897,200

Masco Corp., 4.375%, 4/1/26	600,000	613,242
		2,510,442
Chemicals — 0.3%
Ashland LLC, 4.75%, 8/15/22	950,000	989,187
Dow Chemical Co. (The), 4.25%, 11/15/20	787,000	833,603
Eastman Chemical Co., 3.60%, 8/15/22	496,000	508,687
Ecolab, Inc., 4.35%, 12/8/21	2,090,000	2,258,937
LyondellBasell Industries NV, 5.00%, 4/15/19	1,830,000	1,932,921
LyondellBasell Industries NV, 4.625%, 2/26/55	880,000	818,376
Mosaic Co. (The), 5.625%, 11/15/43	500,000	482,669
		7,824,380
Commercial Services and Supplies — 0.2%
Covanta Holding Corp., 5.875%, 3/1/24	1,070,000	1,032,550
Republic Services, Inc., 3.55%, 6/1/22	1,910,000	1,984,446
Waste Management, Inc., 4.75%, 6/30/20	830,000	894,822
Waste Management, Inc., 4.10%, 3/1/45	1,640,000	1,626,449
		5,538,267
Communications Equipment — 0.1%
Cisco Systems, Inc., 3.00%, 6/15/22	1,520,000	1,548,871
CommScope, Inc., 4.375%, 6/15/20(4)	1,500,000	1,537,500
		3,086,371
Construction Materials†
Owens Corning, 4.20%, 12/15/22	1,060,000	1,101,046
Consumer Finance — 1.0%
American Express Centurion Bank, MTN, 6.00%, 9/13/17	1,450,000	1,494,928
American Express Co., 1.55%, 5/22/18	1,530,000	1,527,319
American Express Co., 3.625%, 12/5/24	1,500,000	1,506,904
American Express Credit Corp., 2.60%, 9/14/20	810,000	816,592
American Express Credit Corp., MTN, 2.25%, 5/5/21	1,760,000	1,738,646
Capital One Bank USA N.A., 2.30%, 6/5/19	2,390,000	2,396,224
Capital One Bank USA N.A., 3.375%, 2/15/23	1,580,000	1,565,744
CIT Group, Inc., 4.25%, 8/15/17	2,450,000	2,483,687
CIT Group, Inc., 5.00%, 8/15/22	630,000	658,350
Discover Bank, 2.00%, 2/21/18	2,000,000	1,999,948
Discover Bank, 3.45%, 7/27/26	2,980,000	2,879,079
Equifax, Inc., 3.30%, 12/15/22	800,000	813,500
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	920,000	970,600
John Deere Capital Corp., MTN, 3.15%, 10/15/21	570,000	584,540
PNC Bank N.A., 6.00%, 12/7/17	2,860,000	2,971,428
PNC Bank N.A., 1.95%, 3/4/19	2,500,000	2,502,490
PNC Bank N.A., 3.80%, 7/25/23	1,150,000	1,185,497
Synchrony Financial, 2.60%, 1/15/19	1,180,000	1,186,129
Synchrony Financial, 3.00%, 8/15/19	500,000	506,568
		29,788,173
Containers and Packaging — 0.2%
Ball Corp., 4.00%, 11/15/23	1,520,000	1,495,300
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	2,340,000	2,398,500
WestRock RKT Co., 3.50%, 3/1/20	1,000,000	1,025,353
WestRock RKT Co., 4.00%, 3/1/23	1,910,000	1,973,020
		6,892,173
Diversified Consumer Services — 0.1%
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47	670,000	632,663
Catholic Health Initiatives, 2.95%, 11/1/22	860,000	836,871

George Washington University (The), 3.55%, 9/15/46		960,000	819,932
			2,289,466
Diversified Financial Services — 3.0%
Ally Financial, Inc., 2.75%, 1/30/17		1,790,000	1,790,671
Ally Financial, Inc., 3.60%, 5/21/18		1,630,000	1,646,300
Ally Financial, Inc., 3.50%, 1/27/19		1,980,000	1,994,850
Ally Financial, Inc., 4.625%, 3/30/25		500,000	494,375
BNP Paribas SA, 4.375%, 9/28/25(4)		800,000	795,786
BNP Paribas SA, MTN, VRN, 2.625%, 10/14/22	EUR	1,200,000	1,296,934
Citigroup, Inc., 2.90%, 12/8/21		$1,800,000	1,795,437
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	2,200,000	3,491,797
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21		$1,800,000	1,811,619
Credit Suisse Group Funding Guernsey Ltd., 4.875%, 5/15/45		500,000	514,237
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20		7,800,000	7,786,389
GE Capital International Funding Co. UnLtd. Co., 4.42%, 11/15/35		1,800,000	1,886,861
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19		5,480,000	5,478,756
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20		3,440,000	3,732,747
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		3,790,000	4,261,453
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		540,000	560,441
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		1,180,000	1,164,850
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		1,000,000	1,016,340
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		3,500,000	3,435,323
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45		1,080,000	1,137,966
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		1,910,000	2,009,053
HSBC Holdings plc, 2.95%, 5/25/21		4,917,000	4,913,848
HSBC Holdings plc, 4.30%, 3/8/26		2,620,000	2,715,921
HSBC Holdings plc, 4.375%, 11/23/26		2,300,000	2,318,320
Morgan Stanley, 5.00%, 11/24/25		9,180,000	9,811,630
Morgan Stanley, MTN, 6.625%, 4/1/18		5,170,000	5,468,340
Morgan Stanley, MTN, 5.625%, 9/23/19		7,010,000	7,599,941
Morgan Stanley, MTN, 2.50%, 4/21/21		1,600,000	1,582,835
Morgan Stanley, MTN, 3.70%, 10/23/24		1,450,000	1,467,938
S&P Global, Inc., 3.30%, 8/14/20		870,000	887,148
UBS Group Funding Jersey Ltd., 2.65%, 2/1/22(4)		1,800,000	1,749,706
UBS Group Funding Jersey Ltd., 4.125%, 9/24/25(4)		950,000	968,780
			87,586,592
Diversified Telecommunication Services — 1.6%
AT&T, Inc., 5.00%, 3/1/21		2,000,000	2,151,314
AT&T, Inc., 3.875%, 8/15/21		1,780,000	1,838,032
AT&T, Inc., 3.60%, 2/17/23		1,750,000	1,765,453
AT&T, Inc., 4.45%, 4/1/24		800,000	834,286
AT&T, Inc., 3.40%, 5/15/25		8,360,000	8,061,464
AT&T, Inc., 6.55%, 2/15/39		300,000	347,856
AT&T, Inc., 4.30%, 12/15/42		950,000	852,012
British Telecommunications plc, 5.95%, 1/15/18		3,260,000	3,398,058
CenturyLink, Inc., Series Q, 6.15%, 9/15/19		620,000	666,500
Frontier Communications Corp., 8.50%, 4/15/20		1,750,000	1,844,062
Orange SA, 4.125%, 9/14/21		1,470,000	1,552,433
Orange SA, 5.50%, 2/6/44		630,000	724,967
Telefonica Emisiones SAU, 5.46%, 2/16/21		2,180,000	2,376,673
Verizon Communications, Inc., 3.65%, 9/14/18		2,000,000	2,066,510
Verizon Communications, Inc., 2.45%, 11/1/22		1,000,000	966,095
Verizon Communications, Inc., 5.15%, 9/15/23		2,970,000	3,285,319

Verizon Communications, Inc., 2.625%, 8/15/26	1,450,000	1,335,552
Verizon Communications, Inc., 5.05%, 3/15/34	6,760,000	7,128,812
Verizon Communications, Inc., 4.75%, 11/1/41	1,870,000	1,849,877
Verizon Communications, Inc., 4.86%, 8/21/46	881,000	894,480
Verizon Communications, Inc., 5.01%, 8/21/54	1,313,000	1,313,306
		45,253,061
Energy Equipment and Services — 0.1%
Ensco plc, 5.20%, 3/15/25	420,000	364,841
Halliburton Co., 3.80%, 11/15/25	2,000,000	2,032,794
		2,397,635
Equity Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp., 3.375%, 10/15/26	4,023,000	3,810,642
AvalonBay Communities, Inc., MTN, 2.90%, 10/15/26	1,330,000	1,258,308
Boston Properties LP, 3.65%, 2/1/26	800,000	790,420
Crown Castle International Corp., 5.25%, 1/15/23	1,374,000	1,483,920
Crown Castle International Corp., 4.45%, 2/15/26	1,230,000	1,273,173
DDR Corp., 4.75%, 4/15/18	920,000	946,351
DDR Corp., 3.625%, 2/1/25	1,170,000	1,132,337
Essex Portfolio LP, 3.625%, 8/15/22	710,000	726,652
Essex Portfolio LP, 3.25%, 5/1/23	1,220,000	1,215,911
Hospitality Properties Trust, 4.65%, 3/15/24	3,440,000	3,429,993
Host Hotels & Resorts LP, 3.75%, 10/15/23	660,000	648,190
Kilroy Realty LP, 3.80%, 1/15/23	1,650,000	1,662,226
Kilroy Realty LP, 4.375%, 10/1/25	370,000	379,977
Kimco Realty Corp., 2.80%, 10/1/26	2,130,000	1,983,471
Simon Property Group LP, 3.25%, 11/30/26	1,290,000	1,265,598
Ventas Realty LP, 4.125%, 1/15/26	720,000	736,423
VEREIT Operating Partnership LP, 4.125%, 6/1/21	2,310,000	2,356,200
Welltower, Inc., 3.75%, 3/15/23	860,000	877,604
		25,977,396
Food and Staples Retailing — 0.7%
CVS Health Corp., 3.50%, 7/20/22	1,520,000	1,562,064
CVS Health Corp., 2.75%, 12/1/22	1,345,000	1,325,251
CVS Health Corp., 5.125%, 7/20/45	1,750,000	1,954,096
Dollar General Corp., 3.25%, 4/15/23	2,060,000	2,033,521
Kroger Co. (The), 3.30%, 1/15/21	2,610,000	2,682,203
Kroger Co. (The), 3.875%, 10/15/46	1,390,000	1,268,118
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(4)	4,090,000	4,010,180
Sysco Corp., 3.30%, 7/15/26	900,000	883,679
Target Corp., 2.50%, 4/15/26	1,900,000	1,812,197
Target Corp., 4.00%, 7/1/42	500,000	497,425
Wal-Mart Stores, Inc., 5.625%, 4/1/40	410,000	507,375
Wal-Mart Stores, Inc., 4.30%, 4/22/44	2,900,000	3,061,574
		21,597,683
Food Products — 0.2%
Kraft Heinz Foods Co., 3.95%, 7/15/25	1,880,000	1,905,404
Kraft Heinz Foods Co., 5.20%, 7/15/45	980,000	1,027,813
Kraft Heinz Foods Co., 4.375%, 6/1/46	1,360,000	1,282,317
		4,215,534
Gas Utilities — 1.2%
Enbridge Energy Partners LP, 6.50%, 4/15/18	540,000	568,329
Enbridge Energy Partners LP, 5.20%, 3/15/20	1,220,000	1,299,349
Enbridge, Inc., 4.00%, 10/1/23	1,600,000	1,624,950

Enbridge, Inc., 4.50%, 6/10/44	860,000	801,045
Energy Transfer Equity LP, 7.50%, 10/15/20	1,090,000	1,220,800
Energy Transfer Partners LP, 4.15%, 10/1/20	1,220,000	1,263,510
Energy Transfer Partners LP, 5.20%, 2/1/22	340,000	364,106
Energy Transfer Partners LP, 3.60%, 2/1/23	2,370,000	2,331,760
Energy Transfer Partners LP, 4.90%, 3/15/35	1,100,000	1,029,498
Energy Transfer Partners LP, 6.50%, 2/1/42	420,000	454,479
Enterprise Products Operating LLC, 5.20%, 9/1/20	780,000	851,751
Enterprise Products Operating LLC, 4.85%, 3/15/44	2,950,000	2,983,940
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	1,220,000	1,251,519
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	950,000	1,020,544
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	1,769,000	1,945,277
Kinder Morgan, Inc., 5.55%, 6/1/45	600,000	632,213
Magellan Midstream Partners LP, 6.55%, 7/15/19	1,140,000	1,261,815
MPLX LP, 4.875%, 12/1/24	970,000	999,231
MPLX LP, 4.875%, 6/1/25	2,350,000	2,417,234
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	1,740,000	1,749,897
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	2,970,000	2,902,373
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26	840,000	813,499
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	770,000	818,125
Williams Cos., Inc. (The), 3.70%, 1/15/23	630,000	611,100
Williams Cos., Inc. (The), 5.75%, 6/24/44	700,000	682,500
Williams Partners LP, 4.125%, 11/15/20	1,050,000	1,091,767
Williams Partners LP, 5.40%, 3/4/44	1,700,000	1,650,438
		34,641,049
Health Care Equipment and Supplies — 0.8%
Abbott Laboratories, 3.75%, 11/30/26	4,750,000	4,724,284
Becton Dickinson and Co., 3.73%, 12/15/24	3,770,000	3,858,358
Medtronic, Inc., 2.50%, 3/15/20	1,010,000	1,021,214
Medtronic, Inc., 3.50%, 3/15/25	3,975,000	4,092,163
Medtronic, Inc., 4.375%, 3/15/35	1,530,000	1,619,159
St. Jude Medical, Inc., 2.00%, 9/15/18	770,000	771,265
Stryker Corp., 3.50%, 3/15/26	1,140,000	1,151,353
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	660,000	682,217
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	988,000	1,003,950
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	1,260,000	1,189,033
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	1,200,000	1,345,136
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	1,000,000	1,000,271
		22,458,403
Health Care Providers and Services — 0.6%
Aetna, Inc., 4.375%, 6/15/46	1,180,000	1,187,336
Ascension Health, 3.95%, 11/15/46	380,000	362,992
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	328,000	322,293
Express Scripts Holding Co., 4.50%, 2/25/26	1,750,000	1,802,463
Express Scripts Holding Co., 3.40%, 3/1/27	710,000	665,584
HCA, Inc., 3.75%, 3/15/19	3,640,000	3,749,200
HCA, Inc., 4.25%, 10/15/19	1,000,000	1,042,500
Johns Hopkins Health System Corp. (The), 3.84%, 5/15/46	895,000	849,078
Mylan NV, 3.95%, 6/15/26(4)	950,000	889,519
NYU Hospitals Center, 4.43%, 7/1/42	400,000	382,498
UnitedHealth Group, Inc., 2.875%, 12/15/21	1,480,000	1,499,756
UnitedHealth Group, Inc., 2.875%, 3/15/22	1,950,000	1,974,365
UnitedHealth Group, Inc., 3.75%, 7/15/25	2,190,000	2,266,624

Universal Health Services, Inc., 4.75%, 8/1/22(4)		1,700,000	1,729,750
			18,723,958
Hotels, Restaurants and Leisure — 0.2%
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(4)		1,940,000	1,891,500
McDonald's Corp., MTN, 3.375%, 5/26/25		970,000	973,312
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		1,770,000	1,900,537
			4,765,349
Household Durables — 0.4%
D.R. Horton, Inc., 3.625%, 2/15/18		1,450,000	1,468,125
D.R. Horton, Inc., 5.75%, 8/15/23		650,000	699,563
Lennar Corp., 4.75%, 12/15/17		1,470,000	1,499,400
Lennar Corp., 4.75%, 4/1/21		1,880,000	1,950,500
Lennar Corp., 4.75%, 5/30/25		300,000	294,000
M.D.C. Holdings, Inc., 5.50%, 1/15/24		850,000	881,875
Newell Brands, Inc., 4.20%, 4/1/26		1,800,000	1,878,345
Newell Brands, Inc., 5.50%, 4/1/46		1,680,000	1,929,448
Toll Brothers Finance Corp., 6.75%, 11/1/19		720,000	791,100
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19		855,000	874,237
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24		250,000	258,750
			12,525,343
Industrial Conglomerates — 0.2%
General Electric Co., 2.70%, 10/9/22		1,090,000	1,089,428
General Electric Co., 4.125%, 10/9/42		1,320,000	1,338,846
General Electric Co., MTN, 4.375%, 9/16/20		1,547,000	1,662,429
General Electric Co., MTN, 4.65%, 10/17/21		968,000	1,061,545
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		1,240,000	1,258,834
			6,411,082
Insurance — 1.5%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.75%, 5/15/19		1,590,000	1,623,787
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 5.00%, 10/1/21		2,450,000	2,581,687
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	2,300,000	2,821,736
Allstate Corp. (The), 4.20%, 12/15/46		$450,000	460,223
Allstate Corp. (The), VRN, 5.75%, 8/15/23		630,000	652,538
American International Group, Inc., 4.125%, 2/15/24		4,170,000	4,340,595
American International Group, Inc., 4.50%, 7/16/44		800,000	790,411
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		2,155,000	2,321,972
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		430,000	438,003
Berkshire Hathaway, Inc., 2.75%, 3/15/23		2,210,000	2,201,297
Berkshire Hathaway, Inc., 4.50%, 2/11/43		1,190,000	1,265,851
Chubb INA Holdings, Inc., 3.15%, 3/15/25		2,020,000	2,012,288
Chubb INA Holdings, Inc., 3.35%, 5/3/26		820,000	830,375
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		1,380,000	1,579,240
International Lease Finance Corp., 6.25%, 5/15/19		860,000	926,650
Liberty Mutual Group, Inc., 4.95%, 5/1/22(4)		820,000	894,865
Liberty Mutual Group, Inc., 4.85%, 8/1/44(4)		960,000	951,746
Markel Corp., 4.90%, 7/1/22		1,400,000	1,510,527
Markel Corp., 3.625%, 3/30/23		1,650,000	1,654,892
MetLife, Inc., 3.60%, 11/13/25		2,000,000	2,033,008
MetLife, Inc., 4.125%, 8/13/42		450,000	443,054
Metropolitan Life Global Funding I, 3.00%, 1/10/23(4)		1,790,000	1,797,471
Prudential Financial, Inc., 5.625%, 5/12/41		2,140,000	2,472,017
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		1,730,000	1,895,179
Prudential Financial, Inc., MTN, 5.70%, 12/14/36		170,000	196,763

TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(4)	880,000	889,228
Travelers Cos., Inc. (The), 4.30%, 8/25/45	500,000	518,148
Travelers Cos., Inc. (The), 3.75%, 5/15/46	500,000	472,014
Voya Financial, Inc., 5.70%, 7/15/43	1,900,000	2,076,516
WR Berkley Corp., 4.625%, 3/15/22	750,000	802,365
WR Berkley Corp., 4.75%, 8/1/44	720,000	705,316
		44,159,762
Internet and Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd., 3.60%, 11/28/24	3,500,000	3,471,318
Amazon.com, Inc., 3.80%, 12/5/24	1,000,000	1,051,299
		4,522,617
IT Services — 0.3%
Fidelity National Information Services, Inc., 1.45%, 6/5/17	850,000	850,411
Fidelity National Information Services, Inc., 3.50%, 4/15/23	1,300,000	1,317,151
Fidelity National Information Services, Inc., 3.00%, 8/15/26	3,480,000	3,274,402
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	1,910,000	1,943,311
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	1,730,000	1,780,680
		9,165,955
Machinery — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	1,090,000	1,091,814
Oshkosh Corp., 5.375%, 3/1/22	1,610,000	1,678,425
		2,770,239
Media — 1.9%
21st Century Fox America, Inc., 3.70%, 10/15/25	2,400,000	2,430,360
21st Century Fox America, Inc., 6.90%, 8/15/39	510,000	641,450
21st Century Fox America, Inc., 4.75%, 9/15/44	680,000	681,023
21st Century Fox America, Inc., 4.75%, 11/15/46(4)	300,000	301,493
CBS Corp., 3.50%, 1/15/25	740,000	733,356
CBS Corp., 4.85%, 7/1/42	360,000	353,044
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	6,940,000	7,317,633
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	940,000	1,088,621
Comcast Corp., 3.15%, 3/1/26	880,000	868,049
Comcast Corp., 4.40%, 8/15/35	960,000	1,004,618
Comcast Corp., 6.40%, 5/15/38	790,000	1,011,929
Comcast Corp., 4.75%, 3/1/44	1,970,000	2,113,727
Discovery Communications LLC, 5.625%, 8/15/19	640,000	691,539
Discovery Communications LLC, 3.25%, 4/1/23	1,770,000	1,726,205
Discovery Communications LLC, 4.90%, 3/11/26	1,280,000	1,348,520
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	1,410,000	1,458,790
Lamar Media Corp., 5.375%, 1/15/24	1,580,000	1,643,200
NBCUniversal Media LLC, 4.375%, 4/1/21	4,673,000	5,047,074
NBCUniversal Media LLC, 2.875%, 1/15/23	1,490,000	1,486,159
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(4)	1,410,000	1,439,962
Omnicom Group, Inc., 3.60%, 4/15/26	2,320,000	2,297,245
Sirius XM Radio, Inc., 5.375%, 4/15/25(4)	850,000	847,875
TEGNA, Inc., 5.125%, 7/15/20	1,920,000	1,994,400
Time Warner Cable LLC, 6.75%, 7/1/18	1,150,000	1,228,009
Time Warner Cable LLC, 5.50%, 9/1/41	520,000	529,529
Time Warner Cable LLC, 4.50%, 9/15/42	840,000	762,146
Time Warner, Inc., 4.70%, 1/15/21	1,600,000	1,710,429
Time Warner, Inc., 3.60%, 7/15/25	3,610,000	3,591,546
Time Warner, Inc., 3.80%, 2/15/27	1,200,000	1,191,940
Time Warner, Inc., 5.35%, 12/15/43	1,070,000	1,133,725

Viacom, Inc., 3.125%, 6/15/22	1,260,000	1,221,958
Viacom, Inc., 4.25%, 9/1/23	1,640,000	1,641,848
Virgin Media Secured Finance plc, 5.25%, 1/15/26(4)	1,700,000	1,685,125
Walt Disney Co. (The), MTN, 1.85%, 7/30/26	840,000	756,767
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	1,520,000	1,572,119
		55,551,413
Metals and Mining — 0.2%
Barrick North America Finance LLC, 5.75%, 5/1/43	550,000	579,132
Glencore Finance Canada Ltd., 4.95%, 11/15/21(4)	1,500,000	1,606,737
Southern Copper Corp., 5.25%, 11/8/42	750,000	689,703
Steel Dynamics, Inc., 6.375%, 8/15/22	989,000	1,035,977
Steel Dynamics, Inc., 5.50%, 10/1/24	579,000	615,188
Steel Dynamics, Inc., 5.00%, 12/15/26(4)	900,000	898,875
		5,425,612
Multi-Utilities — 1.4%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	1,530,000	1,572,075
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	1,400,000	1,428,393
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	300,000	282,324
CMS Energy Corp., 8.75%, 6/15/19	890,000	1,027,857
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	880,000	852,070
Constellation Energy Group, Inc., 5.15%, 12/1/20	1,276,000	1,379,606
Dominion Resources, Inc., 6.40%, 6/15/18	810,000	859,237
Dominion Resources, Inc., 2.75%, 9/15/22	540,000	531,499
Dominion Resources, Inc., 3.625%, 12/1/24	2,720,000	2,738,243
Dominion Resources, Inc., 4.90%, 8/1/41	2,210,000	2,324,237
Duke Energy Corp., 3.55%, 9/15/21	1,250,000	1,294,115
Duke Energy Corp., 2.65%, 9/1/26	2,520,000	2,353,317
Duke Energy Florida LLC, 6.35%, 9/15/37	463,000	596,812
Duke Energy Florida LLC, 3.85%, 11/15/42	1,410,000	1,352,634
Duke Energy Progress LLC, 3.25%, 8/15/25	1,000,000	1,015,201
Duke Energy Progress LLC, 4.15%, 12/1/44	500,000	496,967
Duke Energy Progress LLC, 3.70%, 10/15/46	515,000	487,885
Exelon Corp., 4.45%, 4/15/46	900,000	882,824
Exelon Generation Co. LLC, 4.25%, 6/15/22	1,250,000	1,294,041
Exelon Generation Co. LLC, 5.60%, 6/15/42	410,000	380,222
FirstEnergy Corp., 2.75%, 3/15/18	900,000	908,314
FirstEnergy Corp., 4.25%, 3/15/23	1,260,000	1,303,040
Florida Power & Light Co., 4.125%, 2/1/42	930,000	954,293
Georgia Power Co., 4.30%, 3/15/42	410,000	418,694
IPALCO Enterprises, Inc., 5.00%, 5/1/18	1,700,000	1,763,750
MidAmerican Energy Co., 4.40%, 10/15/44	2,100,000	2,231,565
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	1,530,000	1,532,295
NiSource Finance Corp., 5.65%, 2/1/45	1,310,000	1,530,277
Pacific Gas & Electric Co., 4.00%, 12/1/46	1,150,000	1,136,614
Potomac Electric Power Co., 3.60%, 3/15/24	1,010,000	1,044,072
Progress Energy, Inc., 3.15%, 4/1/22	1,320,000	1,332,152
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	970,000	899,467
Southern Power Co., 5.15%, 9/15/41	590,000	595,229
Virginia Electric & Power Co., 3.45%, 2/15/24	1,110,000	1,141,163
Xcel Energy, Inc., 3.35%, 12/1/26	1,000,000	1,001,433

Xcel Energy, Inc., 4.80%, 9/15/41	570,000	608,452
		41,550,369
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	940,000	894,928
Oil, Gas and Consumable Fuels — 2.0%
Anadarko Petroleum Corp., 3.45%, 7/15/24	640,000	628,531
Anadarko Petroleum Corp., 5.55%, 3/15/26	1,200,000	1,343,759
Anadarko Petroleum Corp., 6.45%, 9/15/36	830,000	989,313
Antero Resources Corp., 5.00%, 3/1/25(4)	2,200,000	2,162,622
Apache Corp., 4.75%, 4/15/43	1,220,000	1,259,002
BP Capital Markets plc, 4.50%, 10/1/20	360,000	386,218
BP Capital Markets plc, 2.75%, 5/10/23	2,200,000	2,159,439
Chevron Corp., 2.10%, 5/16/21	2,600,000	2,577,024
Cimarex Energy Co., 4.375%, 6/1/24	2,290,000	2,382,463
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	1,030,000	1,055,541
Concho Resources, Inc., 6.50%, 1/15/22	680,000	703,630
Concho Resources, Inc., 5.50%, 4/1/23	1,290,000	1,343,277
Concho Resources, Inc., 4.375%, 1/15/25	1,750,000	1,755,267
ConocoPhillips Holding Co., 6.95%, 4/15/29	1,250,000	1,572,872
Ecopetrol SA, 4.125%, 1/16/25	690,000	647,910
Encana Corp., 6.50%, 2/1/38	1,380,000	1,494,899
EOG Resources, Inc., 4.10%, 2/1/21	1,440,000	1,517,772
Exxon Mobil Corp., 2.71%, 3/6/25	1,450,000	1,411,192
Exxon Mobil Corp., 3.04%, 3/1/26	2,500,000	2,495,965
Hess Corp., 6.00%, 1/15/40	1,610,000	1,663,481
Marathon Oil Corp., 3.85%, 6/1/25	1,210,000	1,173,935
Newfield Exploration Co., 5.75%, 1/30/22	2,180,000	2,308,075
Noble Energy, Inc., 4.15%, 12/15/21	2,080,000	2,168,648
Noble Energy, Inc., 3.90%, 11/15/24	360,000	362,903
Petroleos Mexicanos, 6.00%, 3/5/20	480,000	507,480
Petroleos Mexicanos, 4.875%, 1/24/22	870,000	874,785
Petroleos Mexicanos, 3.50%, 1/30/23	130,000	119,665
Petroleos Mexicanos, 4.625%, 9/21/23(4)	4,500,000	4,388,850
Petroleos Mexicanos, 4.875%, 1/18/24	2,500,000	2,430,275
Petroleos Mexicanos, 6.625%, 6/15/35	850,000	841,500
Petroleos Mexicanos, 6.50%, 6/2/41	320,000	301,296
Petroleos Mexicanos, 5.50%, 6/27/44	1,790,000	1,498,588
Phillips 66, 4.30%, 4/1/22	1,981,000	2,127,394
Shell International Finance BV, 2.375%, 8/21/22	1,800,000	1,767,195
Shell International Finance BV, 3.25%, 5/11/25	1,890,000	1,888,002
Shell International Finance BV, 3.625%, 8/21/42	730,000	660,244
Shell International Finance BV, 4.55%, 8/12/43	830,000	865,899
Statoil ASA, 2.45%, 1/17/23	1,550,000	1,512,727
Statoil ASA, 3.95%, 5/15/43	1,048,000	1,000,033
Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.375%, 8/1/21	1,091,000	1,131,912
Total Capital Canada Ltd., 2.75%, 7/15/23	870,000	860,761
Total Capital SA, 2.125%, 8/10/18	1,000,000	1,007,722
		59,348,066
Paper and Forest Products — 0.2%
Georgia-Pacific LLC, 2.54%, 11/15/19(4)	1,820,000	1,836,304
Georgia-Pacific LLC, 5.40%, 11/1/20(4)	2,510,000	2,759,785
International Paper Co., 6.00%, 11/15/41	410,000	461,212

International Paper Co., 4.40%, 8/15/47	2,000,000	1,893,914
		6,951,215
Pharmaceuticals — 0.7%
Actavis Funding SCS, 3.85%, 6/15/24	3,087,000	3,115,836
Actavis Funding SCS, 4.55%, 3/15/35	750,000	743,490
Actavis, Inc., 1.875%, 10/1/17	1,290,000	1,292,635
Actavis, Inc., 3.25%, 10/1/22	1,610,000	1,603,727
Actavis, Inc., 4.625%, 10/1/42	450,000	436,570
Baxalta, Inc., 4.00%, 6/23/25	1,600,000	1,605,424
Forest Laboratories LLC, 4.875%, 2/15/21(4)	1,930,000	2,073,650
Merck & Co., Inc., 3.70%, 2/10/45	650,000	620,076
Perrigo Finance Unlimited Co., 3.50%, 3/15/21	1,800,000	1,819,021
Roche Holdings, Inc., 3.35%, 9/30/24(4)	830,000	849,428
Roche Holdings, Inc., 4.00%, 11/28/44(4)	1,000,000	997,164
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	4,660,000	4,502,212
		19,659,233
Road and Rail — 0.5%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	1,484,000	1,553,941
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	1,075,000	1,203,719
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	1,390,000	1,457,307
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	1,500,000	1,521,807
CSX Corp., 3.40%, 8/1/24	1,400,000	1,426,688
CSX Corp., 3.80%, 11/1/46	1,120,000	1,040,588
Norfolk Southern Corp., 5.75%, 4/1/18	900,000	945,137
Norfolk Southern Corp., 3.25%, 12/1/21	1,106,000	1,136,052
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(4)	640,000	648,396
Union Pacific Corp., 4.00%, 2/1/21	1,100,000	1,165,406
Union Pacific Corp., 4.75%, 9/15/41	1,190,000	1,293,708
		13,392,749
Semiconductors and Semiconductor Equipment — 0.2%
Lam Research Corp., 2.80%, 6/15/21	2,950,000	2,934,551
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(4)	1,800,000	1,867,500
		4,802,051
Software — 0.6%
Activision Blizzard, Inc., 2.30%, 9/15/21(4)	1,780,000	1,737,285
Microsoft Corp., 2.70%, 2/12/25	5,000,000	4,897,970
Microsoft Corp., 3.125%, 11/3/25	820,000	828,956
Microsoft Corp., 3.45%, 8/8/36	1,300,000	1,235,918
Oracle Corp., 2.50%, 10/15/22	1,635,000	1,616,948
Oracle Corp., 3.625%, 7/15/23	1,990,000	2,085,170
Oracle Corp., 2.65%, 7/15/26	2,800,000	2,657,068
Oracle Corp., 4.30%, 7/8/34	960,000	992,935
Oracle Corp., 4.00%, 7/15/46	1,290,000	1,234,420
		17,286,670
Specialty Retail — 0.3%
Home Depot, Inc. (The), 2.625%, 6/1/22	1,310,000	1,315,898
Home Depot, Inc. (The), 3.35%, 9/15/25	810,000	830,776
Home Depot, Inc. (The), 3.00%, 4/1/26	1,640,000	1,636,425
Home Depot, Inc. (The), 5.95%, 4/1/41	2,360,000	3,001,278
United Rentals North America, Inc., 4.625%, 7/15/23	2,180,000	2,231,775
		9,016,152
Technology Hardware, Storage and Peripherals — 0.5%
Apple, Inc., 1.00%, 5/3/18	920,000	916,598

Apple, Inc., 2.85%, 5/6/21	1,310,000	1,340,351
Apple, Inc., 2.50%, 2/9/25	4,970,000	4,774,590
Apple, Inc., 3.25%, 2/23/26	800,000	800,220
Apple, Inc., 4.65%, 2/23/46	920,000	993,879
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26(4)	4,310,000	4,671,238
Seagate HDD Cayman, 4.75%, 6/1/23	1,700,000	1,686,188
Seagate HDD Cayman, 4.75%, 1/1/25	170,000	162,064
		15,345,128
Textiles, Apparel and Luxury Goods — 0.1%
PVH Corp., 4.50%, 12/15/22	1,506,000	1,536,120
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, 3.125%, 7/16/22	2,130,000	2,100,446
Sprint Communications, Inc., 9.00%, 11/15/18(4)	1,320,000	1,458,600
T-Mobile USA, Inc., 6.46%, 4/28/19	1,230,000	1,253,063
		4,812,109
TOTAL CORPORATE BONDS (Cost $876,457,613)		876,189,322
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 24.5%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 3.0%
FHLMC, VRN, 1.81%, 1/15/17	714,897	737,143
FHLMC, VRN, 1.84%, 1/15/17	1,352,934	1,392,175
FHLMC, VRN, 1.91%, 1/15/17	962,428	989,964
FHLMC, VRN, 1.99%, 1/15/17	858,417	887,246
FHLMC, VRN, 2.05%, 1/15/17	2,655,464	2,698,369
FHLMC, VRN, 2.31%, 1/15/17	3,274,570	3,300,902
FHLMC, VRN, 2.39%, 1/15/17	6,328,242	6,413,359
FHLMC, VRN, 2.51%, 1/15/17	6,618,929	6,799,787
FHLMC, VRN, 2.59%, 1/15/17	2,864,006	2,916,679
FHLMC, VRN, 2.68%, 1/15/17	2,478,820	2,619,748
FHLMC, VRN, 2.78%, 1/15/17	1,446,239	1,529,054
FHLMC, VRN, 2.81%, 1/15/17	1,725,475	1,821,054
FHLMC, VRN, 2.84%, 1/15/17	1,055,980	1,118,762
FHLMC, VRN, 2.87%, 1/15/17	3,450,425	3,545,676
FHLMC, VRN, 2.87%, 1/15/17	595,818	629,381
FHLMC, VRN, 3.01%, 1/15/17	117,315	124,302
FHLMC, VRN, 3.09%, 1/15/17	2,586,416	2,736,077
FHLMC, VRN, 3.13%, 1/15/17	227,880	240,106
FHLMC, VRN, 3.14%, 1/15/17	801,754	845,142
FHLMC, VRN, 3.20%, 1/15/17	2,235,977	2,287,886
FHLMC, VRN, 3.67%, 1/15/17	689,708	712,719
FHLMC, VRN, 3.77%, 1/15/17	334,578	346,369
FHLMC, VRN, 4.07%, 1/15/17	522,292	540,081
FHLMC, VRN, 4.24%, 1/15/17	1,710,401	1,780,145
FHLMC, VRN, 4.71%, 1/15/17	370,809	386,211
FHLMC, VRN, 5.14%, 1/15/17	193,060	200,006
FHLMC, VRN, 5.47%, 1/15/17	1,169,211	1,223,028
FHLMC, VRN, 5.98%, 1/15/17	664,738	689,072
FNMA, VRN, 2.06%, 1/25/17	5,970,542	6,217,858
FNMA, VRN, 2.42%, 1/25/17	1,651,852	1,675,843
FNMA, VRN, 2.59%, 1/25/17	4,778,769	4,982,908
FNMA, VRN, 2.61%, 1/25/17	241,893	255,632
FNMA, VRN, 2.62%, 1/25/17	5,143,313	5,226,423
FNMA, VRN, 2.68%, 1/25/17	1,130,998	1,154,524
FNMA, VRN, 2.77%, 1/25/17	2,448,746	2,592,177

FNMA, VRN, 2.81%, 1/25/17	708,067	738,294
FNMA, VRN, 2.81%, 1/25/17	5,175,256	5,387,966
FNMA, VRN, 2.81%, 1/25/17	1,455,857	1,518,444
FNMA, VRN, 2.81%, 1/25/17	2,550,682	2,658,431
FNMA, VRN, 2.95%, 1/25/17	2,566,637	2,711,076
FNMA, VRN, 3.11%, 1/25/17	301,934	315,160
FNMA, VRN, 3.33%, 1/25/17	337,920	349,993
FNMA, VRN, 3.60%, 1/25/17	491,162	512,083
FNMA, VRN, 3.93%, 1/25/17	740,767	767,515
FNMA, VRN, 4.77%, 1/25/17	624,570	660,541
		87,235,311
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 21.5%
FHLMC, 5.00%, 4/1/19	296,236	304,318
FHLMC, 7.00%, 9/1/27	305	347
FHLMC, 6.50%, 1/1/28	477	543
FHLMC, 7.00%, 2/1/28	78	90
FHLMC, 6.50%, 3/1/29	2,901	3,302
FHLMC, 6.50%, 6/1/29	2,693	3,044
FHLMC, 7.00%, 8/1/29	272	292
FHLMC, 6.50%, 5/1/31	1,648	1,862
FHLMC, 6.50%, 6/1/31	80	90
FHLMC, 6.50%, 6/1/31	317	358
FHLMC, 5.50%, 12/1/33	35,790	40,615
FHLMC, 6.00%, 2/1/38	300,158	341,267
FHLMC, 5.50%, 4/1/38	162,102	180,834
FHLMC, 6.00%, 5/1/38	274,080	313,732
FHLMC, 6.00%, 8/1/38	37,846	43,059
FHLMC, 5.50%, 9/1/38	1,029,024	1,159,947
FHLMC, 3.00%, 2/1/43	13,809,233	13,798,799
FHLMC, 6.50%, 7/1/47	3,885	4,248
FNMA, 3.00%, 1/18/17(6)	83,800,000	83,194,807
FNMA, 3.50%, 1/18/17(6)	48,170,000	49,344,294
FNMA, 4.00%, 1/18/17(6)	50,985,000	53,579,021
FNMA, 4.50%, 1/18/17(6)	51,750,000	55,649,686
FNMA, 6.50%, 1/1/26	2,130	2,411
FNMA, 7.00%, 12/1/27	378	413
FNMA, 6.50%, 1/1/28	410	464
FNMA, 7.50%, 4/1/28	2,273	2,524
FNMA, 7.00%, 5/1/28	2,171	2,265
FNMA, 7.00%, 6/1/28	45	47
FNMA, 6.50%, 1/1/29	436	494
FNMA, 6.50%, 4/1/29	1,472	1,666
FNMA, 7.00%, 7/1/29	541	583
FNMA, 7.50%, 7/1/29	3,702	4,136
FNMA, 7.50%, 9/1/30	994	1,197
FNMA, 5.00%, 7/1/31	3,121,168	3,414,445
FNMA, 7.00%, 9/1/31	6,166	6,792
FNMA, 6.50%, 1/1/32	1,660	1,880
FNMA, 6.50%, 8/1/32	6,935	7,944
FNMA, 5.50%, 6/1/33	19,648	22,096
FNMA, 5.50%, 7/1/33	121,601	136,265
FNMA, 5.50%, 8/1/33	41,518	46,475
FNMA, 5.50%, 9/1/33	59,951	67,840

FNMA, 5.00%, 11/1/33	258,039	283,517
FNMA, 6.00%, 12/1/33	934,364	1,064,033
FNMA, 5.50%, 1/1/34	63,598	71,312
FNMA, 5.50%, 12/1/34	114,088	126,763
FNMA, 4.50%, 1/1/35	247,614	267,605
FNMA, 5.00%, 8/1/35	109,328	119,396
FNMA, 5.00%, 2/1/36	827,596	904,037
FNMA, 5.50%, 7/1/36	40,404	45,260
FNMA, 5.50%, 2/1/37	21,837	24,416
FNMA, 6.00%, 4/1/37	183,086	210,035
FNMA, 6.00%, 7/1/37	504,738	578,677
FNMA, 6.00%, 8/1/37	350,742	402,152
FNMA, 6.50%, 8/1/37	88,752	98,158
FNMA, 6.00%, 9/1/37	363,126	411,667
FNMA, 6.00%, 11/1/37	135,009	154,016
FNMA, 5.50%, 2/1/38	832,596	925,094
FNMA, 5.50%, 2/1/38	142,148	158,480
FNMA, 5.50%, 6/1/38	385,784	432,195
FNMA, 5.00%, 1/1/39	183,388	200,826
FNMA, 4.50%, 2/1/39	642,323	692,108
FNMA, 5.50%, 3/1/39	804,360	898,274
FNMA, 4.50%, 4/1/39	463,106	502,568
FNMA, 4.50%, 5/1/39	1,182,646	1,283,739
FNMA, 6.50%, 5/1/39	189,854	215,160
FNMA, 4.50%, 6/1/39	680,074	734,881
FNMA, 5.00%, 8/1/39	664,405	734,080
FNMA, 4.50%, 9/1/39	2,014,599	2,187,101
FNMA, 4.50%, 10/1/39	1,891,827	2,053,883
FNMA, 5.00%, 4/1/40	3,481,361	3,801,661
FNMA, 5.00%, 4/1/40	1,954,416	2,134,865
FNMA, 5.00%, 6/1/40	3,307,607	3,617,145
FNMA, 4.00%, 10/1/40	2,085,649	2,213,951
FNMA, 4.50%, 11/1/40	1,780,448	1,929,194
FNMA, 4.00%, 8/1/41	3,603,917	3,817,995
FNMA, 4.50%, 9/1/41	1,685,719	1,818,640
FNMA, 3.50%, 10/1/41	2,809,888	2,897,457
FNMA, 3.50%, 12/1/41	10,473,080	10,796,385
FNMA, 4.00%, 12/1/41	5,204,221	5,485,058
FNMA, 5.00%, 1/1/42	6,626,653	7,236,956
FNMA, 3.50%, 2/1/42	5,327,273	5,491,942
FNMA, 3.50%, 5/1/42	2,269,610	2,340,280
FNMA, 3.50%, 6/1/42	2,291,980	2,363,413
FNMA, 3.50%, 8/1/42	10,330,358	10,649,190
FNMA, 3.50%, 9/1/42	4,131,864	4,259,366
FNMA, 3.50%, 12/1/42	8,382,401	8,638,730
FNMA, 3.50%, 8/1/43	5,096,540	5,250,802
FNMA, 3.50%, 5/1/45	10,171,023	10,441,695
FNMA, 3.50%, 11/1/45	10,862,895	11,140,190
FNMA, 3.50%, 11/1/45	10,826,366	11,102,426
FNMA, 4.00%, 11/1/45	13,261,466	13,950,916
FNMA, 3.50%, 2/1/46	11,552,264	11,859,344
FNMA, 4.00%, 2/1/46	11,113,499	11,693,957
FNMA, 3.50%, 3/1/46	11,465,280	11,757,078

FNMA, 4.00%, 4/1/46	27,643,016	29,087,441
FNMA, 3.50%, 5/1/46	12,810,840	13,138,787
FNMA, 6.50%, 8/1/47	9,294	10,239
FNMA, 6.50%, 9/1/47	17,336	19,069
FNMA, 6.50%, 9/1/47	1,166	1,285
FNMA, 6.50%, 9/1/47	12,784	14,046
FNMA, 6.50%, 9/1/47	3,412	3,741
GNMA, 2.50%, 1/24/17(6)	5,000,000	4,848,891
GNMA, 3.00%, 1/24/17(6)	22,800,000	23,070,821
GNMA, 3.50%, 1/24/17(6)	17,650,000	18,336,199
GNMA, 4.00%, 1/24/17(6)	26,240,000	27,853,186
GNMA, 7.00%, 11/15/22	893	952
GNMA, 7.00%, 4/20/26	307	355
GNMA, 7.50%, 8/15/26	662	766
GNMA, 8.00%, 8/15/26	337	381
GNMA, 7.50%, 5/15/27	479	511
GNMA, 8.00%, 6/15/27	1,208	1,248
GNMA, 7.50%, 11/15/27	193	198
GNMA, 7.00%, 2/15/28	353	357
GNMA, 7.50%, 2/15/28	310	314
GNMA, 6.50%, 3/15/28	1,215	1,388
GNMA, 7.00%, 4/15/28	199	199
GNMA, 6.50%, 5/15/28	3,267	3,734
GNMA, 7.00%, 12/15/28	363	363
GNMA, 7.00%, 5/15/31	3,038	3,562
GNMA, 6.00%, 7/15/33	851,861	1,003,342
GNMA, 4.50%, 8/15/33	948,454	1,035,063
GNMA, 5.00%, 3/20/36	110,761	123,409
GNMA, 5.00%, 4/20/36	222,722	245,403
GNMA, 5.00%, 5/20/36	386,991	426,551
GNMA, 5.50%, 1/15/39	995,861	1,154,834
GNMA, 6.00%, 1/20/39	49,842	56,393
GNMA, 6.00%, 2/20/39	294,233	333,110
GNMA, 4.50%, 6/15/39	2,554,636	2,801,582
GNMA, 5.50%, 9/15/39	123,348	139,592
GNMA, 5.00%, 10/15/39	1,391,296	1,548,485
GNMA, 4.50%, 1/15/40	1,295,977	1,403,004
GNMA, 4.00%, 11/20/40	3,657,207	3,922,172
GNMA, 4.00%, 12/15/40	1,216,798	1,296,354
GNMA, 4.50%, 6/15/41	918,566	1,012,208
GNMA, 4.50%, 7/20/41	1,564,485	1,681,700
GNMA, 3.50%, 4/20/42	7,595,220	7,926,054
GNMA, 3.50%, 6/20/42	16,538,343	17,273,922
GNMA, 3.50%, 7/20/42	3,039,275	3,171,665
GNMA, 3.50%, 4/20/43	4,576,277	4,775,634
GNMA, 2.50%, 7/20/46	13,242,937	12,861,521
		624,742,592
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $714,217,998)		711,977,903
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 5.0%
Private Sponsor Collateralized Mortgage Obligations — 3.9%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.20%, 1/1/17	2,509,187	2,495,758
Agate Bay Mortgage Loan Trust, Series 2014-2, Class A14, VRN, 3.75%, 1/1/17(4)	2,846,946	2,929,073
Agate Bay Mortgage Loan Trust, Series 2014-3, Class A2, VRN, 3.50%, 1/1/17(4)	2,551,993	2,551,794

Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 1/1/17(4)	3,736,785	3,739,203
Agate Bay Mortgage Loan Trust, Series 2016-2, Class A3, VRN, 3.50%, 1/1/17(4)	3,053,466	3,085,671
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 1/1/17(4)	4,078,583	4,087,027
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 3.27%, 1/1/17	1,651,174	1,643,349
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 3.34%, 1/1/17	2,725,550	2,699,323
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	270,964	278,925
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.22%, 1/1/17	540,209	540,478
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.16%, 1/1/17	1,792,505	1,726,683
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	195,880	203,074
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.75%, 1/1/17	1,572,004	1,523,340
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.60%, 1/1/17	4,582,981	4,519,501
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.04%, 1/1/17	314,006	309,226
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 2.76%, 1/1/17	3,068,258	3,175,307
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	159,460	160,745
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	14,485	14,430
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR6, Class 2A1, VRN, 3.12%, 1/1/17	793,068	788,091
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.84%, 1/1/17	2,885,145	2,835,039
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.87%, 1/1/17	679,215	657,855
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.71%, 1/1/17	984,278	956,437
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.06%, 1/1/17	2,437,453	2,422,970
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.15%, 1/1/17	2,274,478	2,253,347
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.01%, 1/1/17	2,770,231	2,876,709
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A1, VRN, 3.05%, 1/1/17	3,782,167	3,765,150
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.08%, 1/1/17	2,953,404	2,963,404
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 3.09%, 1/1/17	278,473	277,428
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.16%, 1/1/17	440,131	421,892
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.11%, 1/1/17	568,483	571,796
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 1/1/17(4)	1,234,681	1,219,055
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.04%, 1/1/17	2,272,726	2,325,970
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.94%, 1/25/17	4,137,058	4,069,197
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.69%, 1/1/17	1,896,083	1,900,134
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.63%, 1/1/17	133,790	137,988
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 1/1/17	204,090	205,864
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(4)	2,941,032	3,050,236
Sofi Mortgage Trust 2016-1, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 1/1/17(4)	3,200,000	3,052,500
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-5, Class 5A, VRN, 3.31%, 1/1/17	1,296,667	1,293,136
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 3.15%, 1/1/17	779,570	810,930
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.04%, 1/1/17	1,240,096	1,235,704
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.50%, 1/25/17	3,847,482	3,538,550
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 1/1/17(4)	4,725,395	4,834,375
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	147,171	153,985
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.80%, 1/1/17	4,618,941	4,517,203
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.00%, 1/1/17	128,744	129,937
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 3.05%, 1/1/17	839,150	849,561
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.04%, 1/1/17	2,305,625	2,350,647
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.00%, 1/1/17	2,326,143	2,353,599
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	327,759	321,867
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	771,921	774,145
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	2,479,769	2,553,072
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.02%, 1/1/17	1,222,916	1,272,135
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.01%, 1/1/17	1,973,015	2,038,549
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 3.01%, 1/1/17	1,694,707	1,740,551
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR13, Class A1, VRN, 1.06%, 1/25/17	2,469,176	2,292,659

Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.08%, 1/1/17	1,805,264	1,813,739
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.09%, 1/1/17	1,540,331	1,537,016
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	700,874	700,107
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	1,326,228	1,338,485
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	419,411	424,555
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	351,542	354,835
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	401,278	412,092
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	345,905	359,590
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.31%, 1/1/17	297,929	289,458
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	1,136,911	1,196,037
		113,920,488
U.S. Government Agency Collateralized Mortgage Obligations — 1.1%
FHLMC, Series 2016-DNA3, Class M2, VRN, 2.76%, 1/25/17	4,500,000	4,544,149
FHLMC, Series 2016-DNA4, Class M2, VRN, 2.06%, 1/25/17	6,000,000	5,991,607
FHLMC, Series 2016-HQA3, Class M2, VRN, 2.11%, 1/25/17	4,169,143	4,160,945
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	140,377	150,730
FHLMC, Series 3397, Class GF, VRN, 1.20%, 1/15/17	2,268,886	2,268,554
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19	147	156
FNMA, Series 2006-43, Class FM, VRN, 1.06%, 1/25/17	278,267	277,250
FNMA, Series 2007-36, Class FB, VRN, 1.16%, 1/25/17	242,232	242,218
FNMA, Series 2016-C04, Class 1M1, VRN, 2.21%, 1/25/17	7,467,326	7,516,914
FNMA, Series 2016-C05, Class 2M1, VRN, 2.11%, 1/25/17	4,859,533	4,871,760
		30,024,283
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $144,428,371)		143,944,771
ASSET-BACKED SECURITIES(5) — 4.7%
American Homes 4 Rent, Series 2014-SFR1, Class A, VRN, 1.74%, 1/17/17(4)	9,960,455	9,931,148
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(4)	4,583,333	4,596,695
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(4)	8,188,000	8,197,922
Barclays Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 1.06%, 1/17/17	5,525,000	5,525,155
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.95%, 1/17/17	5,825,000	5,823,588
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 1.07%, 1/9/17(4)	3,133,471	3,123,507
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 1.99%, 1/17/17(4)	11,583,443	11,607,518
Dell Equipment Finance Trust, Series 2015-2, Class A2B, VRN, 1.65%, 1/22/17(4)	2,599,907	2,603,538
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(4)	140,133	140,034
Enterprise Fleet Financing LLC, Series 2014-2, Class A2 SEQ, 1.05%, 3/20/20(4)	3,588,535	3,585,416
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(4)	5,320,558	5,318,328
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(4)	5,824,738	5,828,543
Hertz Fleet Lease Funding LP, Series 2013-3, Class A, VRN, 1.21%, 1/10/17(4)	549,217	549,213
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 1.06%, 1/10/17(4)	1,459,990	1,459,406
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, VRN, 1.76%, 1/10/17(4)	5,500,000	5,548,688
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(4)	934,968	927,531
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(4)	3,316,337	3,255,549
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.74%, 1/17/17(4)	3,325,415	3,315,393
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 1.94%, 1/17/17(4)	11,936,107	11,945,269
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(4)	2,877,612	2,843,060
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(4)	3,275,995	3,258,958
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(4)	5,699,137	5,587,891
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 1.94%, 1/17/17(4)	4,875,000	4,891,690
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(4)	2,144,109	2,141,455
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(4)	3,838,694	3,813,523
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(4)	2,313,879	2,303,572
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(4)	6,207,713	6,270,178
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 1.03%, 1/17/17	1,514,796	1,515,255

Volvo Financial Equipment LLC, Series 2015-1A, Class A2, 0.95%, 11/15/17(4)	338,121	338,091
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(4)	9,202,139	9,103,045
TOTAL ASSET-BACKED SECURITIES (Cost $135,406,667)		135,349,159
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 4.5%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.50%, 1/15/17(4)	6,150,000	6,150,569
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(4)	5,750,000	5,770,822
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(4)	7,000,000	7,090,773
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.65%, 1/15/17(4)	10,946,555	10,939,827
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.50%, 1/15/17(4)	8,950,000	8,912,118
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, VRN, 4.43%, 1/1/17	5,000,000	5,336,610
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 1/1/17	5,700,000	5,949,060
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 1/1/17	7,625,000	7,893,792
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 1/1/17	9,000,000	9,056,842
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 1/1/17	5,000,000	5,270,235
Commercial Mortgage Trust, Series 2015-LC21, Class AM, VRN, 4.04%, 1/1/17	5,000,000	5,197,330
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(4)	7,525,000	7,544,886
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 1/1/17	7,500,000	7,576,606
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 1/10/17(4)	5,000,000	5,067,802
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 1/1/17	6,250,000	6,531,374
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	2,500,000	2,694,476
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.60%, 1/15/17(4)	6,850,000	6,798,955
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49	5,300,000	5,145,254
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	6,300,000	6,153,564
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 1/1/17(4)	6,000,000	6,039,760
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $131,149,588)		131,120,655
U.S. GOVERNMENT AGENCY SECURITIES — 1.5%
FNMA, 2.125%, 4/24/26	2,270,000	2,146,133
FNMA, 6.625%, 11/15/30	30,210,000	42,011,144
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $43,548,129)		44,157,277
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.5%
Chile†
Chile Government International Bond, 3.25%, 9/14/21	920,000	953,258
Chile Government International Bond, 3.625%, 10/30/42	500,000	467,250
		1,420,508
Colombia — 0.2%
Colombia Government International Bond, 4.375%, 7/12/21	2,770,000	2,908,500
Colombia Government International Bond, 7.375%, 9/18/37	900,000	1,098,000
Colombia Government International Bond, 6.125%, 1/18/41	820,000	889,700
		4,896,200
Italy — 0.1%
Republic of Italy Government International Bond, 6.875%, 9/27/23	1,300,000	1,522,001
Mexico — 0.2%
Mexico Government International Bond, MTN, 5.95%, 3/19/19	1,450,000	1,568,537
Mexico Government International Bond, 4.00%, 10/2/23	3,880,000	3,898,624
Mexico Government International Bond, MTN, 4.75%, 3/8/44	90,000	82,035
		5,549,196
Panama — 0.1%
Panama Government International Bond, 7.125%, 1/29/26	1,400,000	1,732,500

Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37		730,000	920,165
Peruvian Government International Bond, 5.625%, 11/18/50		1,240,000	1,407,400
			2,327,565
Philippines — 0.2%
Philippine Government International Bond, 4.00%, 1/15/21		1,590,000	1,691,266
Philippine Government International Bond, 5.50%, 3/30/26		3,000,000	3,550,788
Philippine Government International Bond, 6.375%, 10/23/34		730,000	953,174
			6,195,228
Poland — 0.1%
Republic of Poland Government International Bond, 5.125%, 4/21/21		450,000	491,553
Republic of Poland Government International Bond, 3.00%, 3/17/23		1,050,000	1,031,047
			1,522,600
Portugal — 0.4%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(4)	EUR	12,000,000	12,005,161
South Africa†
Republic of South Africa Government International Bond, 4.67%, 1/17/24		$760,000	762,816
Turkey — 0.1%
Turkey Government International Bond, 3.25%, 3/23/23		2,070,000	1,839,278
Turkey Government International Bond, 4.25%, 4/14/26		1,300,000	1,159,008
			2,998,286
Uruguay†
Uruguay Government International Bond, 4.375%, 10/27/27		820,000	826,191
Uruguay Government International Bond, 4.125%, 11/20/45		340,000	281,690
			1,107,881
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $43,386,468)			42,039,942
MUNICIPAL SECURITIES — 1.2%
Bay Area Toll Authority Rev., 6.92%, 4/1/40		1,230,000	1,664,817
California GO, (Building Bonds), 7.60%, 11/1/40		745,000	1,124,101
City Public Service Board of San Antonio Rev., 5.99%, 2/1/39		280,000	360,296
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44		1,000,000	1,308,020
Los Angeles Community College District GO, 6.75%, 8/1/49		1,330,000	1,915,745
Los Angeles Department of Airports Rev., 6.58%, 5/15/39		1,075,000	1,380,526
Los Angeles Department of Water & Power Rev., 5.72%, 7/1/39		370,000	453,010
Maryland State Transportation Authority Rev., 5.75%, 7/1/41		275,000	333,572
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40		1,665,000	2,201,396
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40		470,000	628,446
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33		555,000	660,067
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds),, 7.41%, 1/1/40		975,000	1,407,929
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41		730,000	1,022,380
New York City GO, 6.27%, 12/1/37		335,000	438,348
New York City Water & Sewer System Rev., 5.95%, 6/15/42		325,000	421,184
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34		390,000	440,177
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34		200,000	252,480
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49		420,000	511,501
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51		400,000	444,400
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62		1,000,000	1,006,830
Rutgers State University of New Jersey Rev., 5.67%, 5/1/40		1,000,000	1,177,010
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36		375,000	458,685
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41		2,105,000	2,415,593
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43		750,000	823,395
San Diego County Water Authority Financing Corp. Rev., 6.14%, 5/1/49		460,000	600,912

San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	1,100,000	1,344,948
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	1,015,000	1,425,415
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	920,000	1,115,031
State of California GO, 7.55%, 4/1/39	700,000	1,042,174
State of California GO, 7.30%, 10/1/39	2,210,000	3,129,117
State of Illinois GO, 5.10%, 6/1/33	1,443,000	1,293,852
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	925,000	1,029,543
University of California Rev., 4.60%, 5/15/31	1,975,000	2,181,328
TOTAL MUNICIPAL SECURITIES (Cost $33,040,178)		36,012,228
TEMPORARY CASH INVESTMENTS(7) — 3.1%
Credit Agricole Corporate and Investment Bank, 0.53%, 1/3/17(8)	9,551,000	9,550,475
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 11/15/42, valued at $47,044,313), at 0.10%, dated 12/30/16, due 1/3/17 (Delivery value $46,120,512)		46,120,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	33,298,853	33,298,853
TOTAL TEMPORARY CASH INVESTMENTS (Cost $88,969,577)		88,969,328
TOTAL INVESTMENT SECURITIES — 111.8% (Cost $3,258,606,945)		3,244,627,765
OTHER ASSETS AND LIABILITIES(1) — (11.8)%		(341,567,990)
TOTAL NET ASSETS — 100.0%		$2,903,059,775

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	3,807,842	USD	2,833,872	JPMorgan Chase Bank N.A.	3/15/17	(90,634)
USD	2,752,384	AUD	3,807,842	JPMorgan Chase Bank N.A.	3/15/17	9,146
CAD	15,105,968	USD	11,377,546	JPMorgan Chase Bank N.A.	3/15/17	(117,114)
USD	5,835,115	CHF	5,954,443	Credit Suisse AG	3/15/17	(37,980)
USD	34,566,442	EUR	32,046,914	JPMorgan Chase Bank N.A.	3/15/17	714,744
USD	6,437,129	EUR	6,168,196	JPMorgan Chase Bank N.A.	3/15/17	(78,441)
GBP	3,905,414	USD	4,975,380	UBS AG	3/15/17	(154,020)
USD	8,078,228	GBP	6,529,972	UBS AG	3/15/17	16,767
USD	2,854,188	JPY	323,636,325	Credit Suisse AG	3/15/17	75,589
USD	16,473,072	KRW	19,297,214,978	UBS AG	3/15/17	492,229
NOK	47,637,458	USD	5,684,220	JPMorgan Chase Bank N.A.	3/15/17	(165,111)
USD	5,459,443	NOK	47,637,458	JPMorgan Chase Bank N.A.	3/15/17	(59,666)
NZD	11,960,606	USD	8,497,173	JPMorgan Chase Bank N.A.	3/15/17	(205,351)
USD	8,233,681	NZD	11,960,606	JPMorgan Chase Bank N.A.	3/15/17	(58,141)
SEK	103,783,260	USD	11,313,328	Goldman Sachs & Co.	3/15/17	125,077
USD	11,437,798	SEK	103,783,260	Goldman Sachs & Co.	3/15/17	(608)
USD	11,386,052	SGD	16,158,629	JPMorgan Chase Bank N.A.	3/15/17	231,989
TWD	529,788,748	USD	16,548,917	UBS AG	3/15/17	(195,947)
USD	16,574,026	TWD	529,788,748	UBS AG	3/15/17	221,056
						723,584

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
433	U.S. Treasury 2-Year Notes	March 2017	93,825,688	15,305
527	U.S. Treasury 5-Year Notes	March 2017	62,008,961	(12,748)
			155,834,649	2,557
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
71	U.S. Treasury 10-Year Ultra Notes	March 2017	9,518,438	(111,993)

SWAP AGREEMENTS
CENTRALLY CLEARED CREDIT DEFAULT*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America Investment Grade 26 Index	55,000,000	Sell	1.00	6/20/21	0.61	407,911	931,797

TOTAL RETURN
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.26	11/15/26	24,268
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.29	11/16/26	11,301
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	11/21/26	16,763
Barclays Bank plc	7,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.25	11/15/26	42,398
Barclays Bank plc	7,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	11/16/26	20,044
Barclays Bank plc	7,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.26	11/21/26	32,249
Goldman Sachs & Co.	9,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.25	11/15/26	57,217
Goldman Sachs & Co.	9,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	11/16/26	24,866
Goldman Sachs & Co.	17,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	11/21/26	49,881
Morgan Stanley & Co.	7,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24	11/15/26	46,255
Morgan Stanley & Co.	7,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	11/16/26	22,857
						348,099
*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CPI	-	Consumer Price Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen
KRW	-	South Korean Won
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts, swap agreements and/or forward commitments. At the period end, the aggregate value of securities pledged was $1,878,572.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $291,944,385, which represented 10.1% of total net assets.

(5)	Final maturity date indicated, unless otherwise noted.

(6)	Forward commitment. Settlement date is indicated.

(7)	Category includes collateral received at the custodian bank for margin requirements on swap agreements. At the period end, the aggregate value of cash deposits received was $260,000.

(8)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	1,034,867,180	—
Corporate Bonds	—	876,189,322	—
U.S. Government Agency Mortgage-Backed Securities	—	711,977,903	—
Collateralized Mortgage Obligations	—	143,944,771	—
Asset-Backed Securities	—	135,349,159	—
Commercial Mortgage-Backed Securities	—	131,120,655	—
U.S. Government Agency Securities	—	44,157,277	—
Sovereign Governments and Agencies	—	42,039,942	—
Municipal Securities	—	36,012,228	—
Temporary Cash Investments	33,298,853	55,670,475	—
	33,298,853	3,211,328,912	—
Other Financial Instruments
Futures Contracts	15,305	—	—
Swap Agreements	—	1,279,896	—
Forward Foreign Currency Exchange Contracts	—	1,886,597	—
	15,305	3,166,493	—

Liabilities
Other Financial Instruments
Futures Contracts	124,741	—	—
Forward Foreign Currency Exchange Contracts	—	1,163,013	—
	124,741	1,163,013	—

3. Federal Tax Information

As of December 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,258,947,938
Gross tax appreciation of investments	$24,578,259
Gross tax depreciation of investments	(38,898,432)
Net tax appreciation (depreciation) of investments	$(14,320,173)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Prime Money Market Fund
December 31, 2016

Prime Money Market - Schedule of Investments
DECEMBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMERCIAL PAPER(1) — 38.1%
American Honda Finance Corp., 0.66%, 1/23/17	25,000,000	24,990,069
Bank of Montreal, 1.17%, 6/7/17	25,000,000	24,874,618
Bank of Montreal, MTN, 1.30%, 7/14/17	5,900,000	5,902,671
Bennington Stark Capital Co. LLC, 0.86%, 1/11/17 (LOC: Societe Generale SA)(2)	40,000,000	39,990,556
Chariot Funding LLC, 0.85%, 1/5/17 (LOC: JPMorgan Chase Bank N.A.)(2)	20,000,000	19,998,155
Chariot Funding LLC, 0.92%, 1/27/17 (LOC: JPMorgan Chase Bank N.A.)(2)	25,000,000	24,983,750
Charta LLC, 0.91%, 2/27/17 (LOC: Citibank N.A.)(2)	30,000,000	29,957,250
Charta LLC, 0.94%, 2/28/17 (LOC: Citibank N.A.)(2)	7,000,000	6,989,624
Chesham Finance Ltd / Chesham Finance LLC, 0.69%, 1/3/17 (LOC: HSBC Bank plc)(2)	35,000,000	34,998,678
Coca-Cola Co., 0.81%, 3/14/17(2)	15,000,000	14,976,000
CRC Funding LLC, 1.05%, 3/21/17 (LOC: Citibank N.A.)(2)	35,000,000	34,920,890
Crown Point Capital Co. LLC, 0.95%, 2/6/17 (LOC: Credit Suisse AG)(2)	40,000,000	40,000,000
Liberty Street Funding LLC, 0.75%, 1/17/17 (LOC: Bank of Nova Scotia)(2)	6,000,000	5,998,027
Liberty Street Funding LLC, 1.07%, 3/13/17 (LOC: Bank of Nova Scotia)(2)	19,000,000	18,960,654
Old Line Funding LLC, 0.98%, 3/3/17 (LOC: Royal Bank of Canada)	35,000,000	34,943,067
Old Line Funding LLC, 1.04%, 4/10/17 (LOC: Royal Bank of Canada)	25,000,000	24,929,875
Ridgefield Funding Co. LLC, 1.04%, 6/20/17 (LOC: BNP Paribas)(2)	25,000,000	25,000,000
Thunder Bay Funding LLC, 1.12%, 4/24/17 (LOC: Royal Bank of Canada)(2)	25,000,000	24,913,680
Toyota Financial Services de Puerto Rico, Inc., 1.31%, 6/26/17 (LOC: Toyota Motor Credit Corp.)	25,000,000	24,843,556
Toyota Motor Credit Corp., 1.01%, 2/3/17	35,000,000	35,000,000
TOTAL COMMERCIAL PAPER		497,171,120
MUNICIPAL SECURITIES — 28.4%
ABAG Finance Authority for Nonprofit Corps. Rev., (Public Policy Institute of California), VRDN, 0.85%, 1/5/17 (LOC: Wells Fargo Bank N.A.)	2,435,000	2,435,000
Broward County Educational Facilities Authority Rev., (Nova Southeastern University, Inc.), VRDN, 0.70%, 1/3/17 (LOC: Bank of America N.A.)	33,000,000	33,000,000
Calcasieu Parish Public Trust Authority Rev., (WPT Corp.), VRDN, 0.79%, 1/4/17 (LOC: Bank of America N.A.)	5,000,000	5,000,000
California Health Facilities Financing Authority Rev., (Social Model Recovery Systems, Inc.), VRDN, 1.00%, 1/5/17 (LOC: Preferred Bank and FHLB)	4,705,000	4,705,000
California Infrastructure & Economic Development Bank Rev., (Pacific Gas & Electric Co.), VRDN, 0.74%, 1/3/17 (LOC: Union Bank N.A.)	16,680,000	16,680,000
California Infrastructure & Economic Development Bank Rev., VRDN, 1.05%, 1/5/17 (LOC: Bank of the West)	6,115,000	6,115,000
California Pollution Control Financing Authority Rev., (Pacific Gas & Electric Co.), VRDN, 0.73%, 1/3/17 (LOC: TD Bank N.A.)	1,700,000	1,700,000
City of Philadelphia, PA, 0.75%, 2/7/17 (LOC: Wells Fargo Bank N.A.)	15,000,000	15,000,000
Clarksville Public Building Authority Rev., VRDN, 0.80%, 1/3/17 (LOC: Bank of America N.A.)	9,000,000	9,000,000
Colorado Housing & Finance Authority Rev., (Organizers Unlimited/M&P Enterprises Obligated Group), VRDN, 1.05%, 1/5/17 (LOC: Colorado Business Bank and FHLB)	25,000	25,000
Grand Forks Rev., (Altru Health System Obligated Group), VRDN, 0.82%, 1/3/17 (LOC: Bank of America N.A.)	5,500,000	5,500,000
Harris County Cultural Education Facilities Finance Corp. Rev., (Houston Methodist Hospital Obligated Group), VRDN, 0.72%, 1/3/17	6,000,000	6,000,000
Health & Educational Facilities Authority of the State of Missouri Rev., (Bethesda Health Group, Inc. Obligated Group), VRDN, 0.73%, 1/3/17 (LOC: Bank of America N.A.)	22,340,000	22,340,000
Hesperia Public Financing Authority Rev., VRDN, 0.75%, 1/4/17 (LOC: Bank of the West)	4,420,000	4,420,000
Idaho Housing & Finance Association Rev., (Traditions at Boise LLC), VRDN, 1.02%, 1/4/17 (LOC: FHLMC)	620,000	620,000
Illinois Finance Authority Rev., (University of Chicago Medical Center), VRDN, 0.72%, 1/3/17 (LOC: PNC Bank N.A.)	1,400,000	1,400,000
Illinois Finance Authority Rev., (University of Chicago Medical Center), VRDN, 0.72%, 1/3/17 (LOC: PNC Bank N.A.)	7,200,000	7,200,000

Illinois Housing Development Authority Rev., VRDN, 0.70%, 1/5/17 (LIQ FAC: FHLB)	2,580,000	2,580,000
Irvine Special Assessment, VRDN, 0.70%, 1/3/17 (LOC: State Street Bank & Trust Co.)	3,338,000	3,338,000
Johnson City Health & Educational Facilities Board Rev., (Mountain States Health Alliance Obligated Group), VRDN, 0.75%, 1/4/17 (LOC: U.S. Bank N.A.)	44,600,000	44,600,000
Lee County Housing Finance Authority Rev., (University Club Partners Ltd.), VRDN, 0.82%, 1/5/17 (LOC: FNMA)	185,000	185,000
Massachusetts Health & Educational Facilities Authority Rev., (Harrington Memorial Hospital, Inc.), VRDN, 0.73%, 1/4/17 (LOC: TD Bank N.A.)	12,380,000	12,380,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.74%, 1/3/17	4,100,000	4,100,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.74%, 1/3/17	2,050,000	2,050,000
Missouri Development Finance Board Rev., Series 2000 B, (St. Louis Center), VRDN,, 0.90%, 1/5/17 (LOC: U.S. Bank N.A.)	3,910,000	3,910,000
Montgomery County Public Building Authority Rev., VRDN, 0.80%, 1/3/17 (LOC: Bank of America N.A.)	4,880,000	4,880,000
Nassau Health Care Corp. Rev., VRDN, 0.75%, 1/4/17 (LOC: JPMorgan Chase Bank N.A.)	4,105,000	4,105,000
Nevada Housing Division Rev., (Oakmont at Fort Apache Road LLC), VRDN, 0.87%, 1/4/17 (LOC: Exchange Bank and FHLB)	6,400,000	6,400,000
New York City GO, VRDN, 0.74%, 1/3/17 (LIQ FAC: JPMorgan Chase Bank N.A.)	10,000,000	10,000,000
North Carolina Capital Facilities Finance Agency Rev., (Summit School, Inc.), VRDN, 0.77%, 1/5/17 (LOC: Branch Banking & Trust)	6,675,000	6,675,000
Osceola County Housing Finance Authority Rev., VRDN, 0.80%, 1/4/17 (LOC: FNMA)	560,000	560,000
Pasadena Public Financing Authority Rev., VRDN, 0.75%, 1/5/17 (SBBPA: Bank of the West)	7,165,000	7,165,000
Red River Education Finance Corp. Rev., (Texas Christian University), VRDN, 0.76%, 1/4/17 (SBBPA: Northern Trust Company)	20,000,000	20,000,000
Salinas COP, VRDN, 0.85%, 1/5/17 (LOC: Rabobank Nederland)	4,490,000	4,490,000
South Carolina Jobs-Economic Development Authority Rev., (Blue Ridge Log Cabins/BRLC Properties Obligated Group), VRDN, 0.82%, 1/5/17 (LOC: Branch Banking & Trust)	4,995,000	4,995,000
South Dakota Housing Development Authority Rev., VRDN, 0.75%, 1/5/17 (SBBPA: South Dakota Housing Development Authority)	30,000,000	30,000,000
Town of Dover-Foxcroft Rev., (Pleasant River Lumber Co.), VRDN, 0.88%, 1/4/17 (LOC: Wells Fargo Bank N.A. and CoBANK ACB)	435,000	435,000
Traer Creek Metropolitan District Rev., VRDN, 0.85%, 1/4/17 (LOC: BNP-Paribas)	8,807,000	8,807,000
University of Kansas Hospital Authority Rev., (Health System), VRDN, 0.73%, 1/3/17 (LOC: U.S. Bank N.A.)	22,825,000	22,825,000
Washington State Housing Finance Commission Rev., (Merrill Gardens at Renton Centre LLC), VRDN, 0.90%, 1/5/17 (LIQ FAC: FNMA)	160,000	160,000
Washington State Housing Finance Commission Rev., (Traditions at South Hill LLC), VRDN, 1.07%, 1/4/17 (LIQ FAC: FHLMC)	560,000	560,000
West Memphis Rev., (S-B West Memphis LLC), VRDN, 0.82%, 1/5/17 (LOC: JPMorgan Chase Bank N.A.)	6,200,000	6,200,000
Wisconsin Housing & Economic Development Authority Rev., Series 2007 D, (Taxable), VRDN,, 0.78%, 1/4/17 (SBBPA: Wells Fargo Bank N.A.)	17,670,000	17,670,000
TOTAL MUNICIPAL SECURITIES		370,210,000
CORPORATE BONDS — 15.7%
2880 Stevens Creek LLC, VRDN, 0.85%, 1/11/17 (LOC: Bank of the West)	9,900,000	9,900,000
CHS Properties, Inc., VRDN, 0.78%, 1/12/17 (LOC: Wells Fargo Bank N.A.)	1,449,000	1,449,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 0.78%, 1/12/17 (LOC: FHLB)	23,715,000	23,715,000
D&I Properties LLC, VRDN, 0.85%, 1/11/17 (LOC: Wells Fargo Bank N.A.)	3,550,000	3,550,000
East Grand Office Park LP, VRDN, 0.77%, 1/12/17 (LOC: FHLB)	4,320,000	4,320,000
Esplanade Theatres LLC, VRDN, 0.80%, 1/12/17 (LOC: FHLB)	2,475,000	2,475,000
First Baptist Church of Opelika AL, VRDN, 0.85%, 1/12/17 (LOC: FHLB)	3,970,000	3,970,000
General Secretariat of the Organization of American States, VRDN, 0.77%, 1/12/17 (LOC: Bank of America N.A)	18,700,000	18,700,000
HHH Investment Co. LLC, VRDN, 0.85%, 1/11/17 (LOC: Bank of the West)	14,335,000	14,335,000
Labcon North America, VRDN, 0.95%, 1/11/17 (LOC: Bank of the West)	2,610,000	2,610,000
Lakeport Group LLC, VRDN, 0.95%, 1/11/17 (LOC: MUFG Union Bank NA)	3,335,000	3,335,000
Manse on Marsh LP, VRDN, 0.78%, 1/12/17 (LOC: FHLB)	9,705,000	9,705,000
Ness Family Partners LP, VRDN, 0.95%, 1/11/17 (LOC: Bank of the West	6,210,000	6,210,000
Northcreek Church, VRDN, 0.85%, 1/12/17 (LOC: FHLB)	6,730,000	6,730,000

Partisan Property, Inc., Series 2014, VRDN, 0.95%, 1/11/17 (LOC: Wells Fargo Bank N.A.)	7,095,000	7,095,000
Providence Health & Services Obligated Group, VRDN, 0.75%, 1/12/17 (LOC: U.S. Bank N.A.)	20,780,000	20,780,000
Relay Relay LLC, VRDN, 0.78%, 1/12/17 (LOC: FHLB)	8,015,000	8,015,000
Salvation Army, VRDN, 0.73%, 1/12/17 (LOC: Bank of New York Mellon)	25,000,000	25,000,000
Sidal Realty Co. LP, VRDN, 0.75%, 1/12/17 (LOC: Wells Fargo Bank N.A.)	4,540,000	4,540,000
World Wildlife Fund, Inc., VRDN, 0.78%, 1/12/17 (LOC: JPMorgan Chase Bank N.A.)	27,880,000	27,880,000
TOTAL CORPORATE BONDS		204,314,000
CERTIFICATES OF DEPOSIT — 14.0%
Bank of Montreal, 1.31%, 3/23/17	20,000,000	20,000,000
Bank of Nova Scotia (The), 1.21%, 3/14/17	25,000,000	25,000,000
Bank of Nova Scotia (The), 1.33%, 5/25/17	17,000,000	17,000,000
Toronto-Dominion Bank (The), 1.21%, 4/6/17	10,000,000	10,000,000
Toronto-Dominion Bank (The), 0.93%, 4/24/17	20,000,000	20,000,000
Toronto-Dominion Bank (The), 1.20%, 7/19/17	30,000,000	30,000,000
Wells Fargo Bank N.A., 1.15%, 2/3/17	60,000,000	60,000,000
TOTAL CERTIFICATES OF DEPOSIT		182,000,000
U.S. TREASURY SECURITIES (1) — 3.8%
U.S. Treasury Bills, 0.62%, 6/22/17	82,500	82,279
U.S. Treasury Bills, 0.81%, 11/9/17	20,000,000	19,879,533
U.S. Treasury Notes, VRN, 0.69%, 1/4/17	10,000,000	10,001,840
U.S. Treasury Notes, VRN, 0.73%, 1/4/17	10,000,000	10,002,626
U.S. Treasury Notes, 0.75%, 1/15/17	10,000,000	10,000,812
TOTAL U.S. TREASURY SECURITIES		49,967,090
TEMPORARY CASH INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,605,698	2,605,698
TOTAL INVESTMENT SECURITIES — 100.2%		1,306,267,908
OTHER ASSETS AND LIABILITIES — (0.2)%		(2,243,410)
TOTAL NET ASSETS — 100.0%		$1,304,024,498

NOTES TO SCHEDULE OF INVESTMENTS
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(2)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $321,687,264, which represented 24.7% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported NAV per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Commercial Paper	—	497,171,120	—
Municipal Securities	—	370,210,000	—
Corporate Bonds	—	204,314,000	—
Certificates of Deposit	—	182,000,000	—
U.S. Treasury Securities	—	49,967,090	—
Temporary Cash Investments	2,605,698	—	—
	2,605,698	1,303,662,210	—

3. Federal Tax Information

As of December 31, 2016, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$1,306,267,908

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short Duration Fund
December 31, 2016

Short Duration - Schedule of Investments
DECEMBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 44.2%
Aerospace and Defense — 0.6%
United Technologies Corp., 1.50%, 11/1/19	2,000,000	1,985,920
Auto Components — 0.3%
Schaeffler Finance BV, 4.25%, 5/15/21(1)	1,000,000	1,025,000
Automobiles — 2.1%
Daimler Finance North America LLC, 2.00%, 8/3/18(1)	1,000,000	1,001,446
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20	500,000	511,250
Ford Motor Credit Co. LLC, 2.15%, 1/9/18	1,000,000	1,001,588
Ford Motor Credit Co. LLC, 2.24%, 6/15/18	1,000,000	1,001,553
Ford Motor Credit Co. LLC, MTN, 2.94%, 1/8/19	800,000	809,242
General Motors Co., 3.50%, 10/2/18	990,000	1,009,941
General Motors Financial Co., Inc., 3.25%, 5/15/18	1,080,000	1,094,354
General Motors Financial Co., Inc., 3.10%, 1/15/19	1,000,000	1,010,755
		7,440,129
Banks — 8.8%
Akbank TAS, 3.875%, 10/24/17	1,000,000	1,005,340
Banco de Credito del Peru, 2.25%, 10/25/19(1)	400,000	395,500
Banco do Brasil SA, 3.875%, 1/23/17	1,000,000	1,002,210
Bank of America Corp., 5.75%, 12/1/17	1,500,000	1,554,023
Bank of America N.A., 5.30%, 3/15/17	3,000,000	3,023,379
Banque Federative du Credit Mutuel SA, 2.00%, 4/12/19(1)	1,000,000	995,862
Barclays Bank plc, 6.05%, 12/4/17(1)	1,000,000	1,033,484
BBVA Banco Continental SA, 3.25%, 4/8/18(1)	2,000,000	2,020,000
Capital One N.A., 2.35%, 8/17/18	1,000,000	1,005,955
Capital One N.A./Mclean VA, 1.65%, 2/5/18	2,500,000	2,495,517
China Overseas Finance Cayman IV Ltd., 4.875%, 2/15/17	1,080,000	1,083,246
Credit Suisse AG, 1.75%, 1/29/18	1,000,000	998,057
Fifth Third Bank, 2.30%, 3/15/19	1,000,000	1,006,687
Finansbank AS, 6.25%, 4/30/19	650,000	672,926
GLP Capital LP / GLP Financing II, Inc., 4.375%, 11/1/18	1,235,000	1,284,017
HBOS plc, MTN, 6.75%, 5/21/18(1)	1,300,000	1,373,772
ICICI Bank Ltd. (Dubai), 4.70%, 2/21/18	1,000,000	1,025,061
Intesa Sanpaolo SpA, 2.375%, 1/13/17	500,000	500,072
Itau CorpBanca, 3.125%, 1/15/18	1,000,000	1,011,378
JPMorgan Chase & Co., 6.00%, 1/15/18	1,500,000	1,564,751
Sberbank of Russia Via SB Capital SA, MTN, 5.40%, 3/24/17	600,000	604,466
Turkiye Garanti Bankasi AS, 4.00%, 9/13/17	1,200,000	1,206,420
Wells Fargo & Co., 2.15%, 1/15/19	2,400,000	2,413,075
Wells Fargo Bank N.A., MTN, 1.80%, 11/28/18	2,000,000	1,999,288
		31,274,486
Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc., 2.15%, 2/1/19	2,000,000	2,012,670
Biotechnology — 0.8%
AbbVie, Inc., 1.80%, 5/14/18	1,000,000	1,000,938

Celgene Corp., 2.125%, 8/15/18	2,000,000	2,008,476
		3,009,414
Capital Markets — 1.4%
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	3,802,000	3,938,899
DBS Bank Ltd., VRN, 3.625%, 9/21/17	1,000,000	1,009,016
		4,947,915
Chemicals — 0.4%
Ecolab, Inc., 2.00%, 1/14/19	1,000,000	1,001,045
Hexion, Inc., 8.875%, 2/1/18	450,000	450,000
		1,451,045
Commercial Services and Supplies — 0.3%
Republic Services, Inc., 3.80%, 5/15/18	1,000,000	1,027,997
Communications Equipment — 0.4%
Cisco Systems, Inc., 1.60%, 2/28/19	1,000,000	998,330
CommScope, Inc., 4.375%, 6/15/20(1)	500,000	512,500
		1,510,830
Consumer Finance — 2.3%
American Express Centurion Bank, 5.95%, 6/12/17	1,000,000	1,019,575
CIT Group, Inc., 5.00%, 5/15/17	600,000	607,500
CIT Group, Inc., 4.25%, 8/15/17	1,800,000	1,824,750
Discover Bank/Greenwood DE, 2.60%, 11/13/18	1,000,000	1,008,915
PNC Bank N.A., 1.80%, 11/5/18	1,000,000	1,001,884
PNC Bank N.A., 1.95%, 3/4/19	1,000,000	1,000,996
Synchrony Financial, 2.60%, 1/15/19	1,525,000	1,532,921
		7,996,541
Diversified Financial Services — 3.6%
Ally Financial, Inc., 2.75%, 1/30/17	1,000,000	1,000,375
Ally Financial, Inc., 3.50%, 1/27/19	1,050,000	1,057,875
BNP Paribas SA, MTN, 2.70%, 8/20/18	1,000,000	1,013,078
Citigroup, Inc., 2.05%, 6/7/19	3,000,000	2,989,179
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	3,000,000	2,999,319
Morgan Stanley, 2.125%, 4/25/18	1,000,000	1,004,165
Morgan Stanley, MTN, 5.95%, 12/28/17	2,000,000	2,082,020
Morgan Stanley, MTN, 5.625%, 9/23/19	500,000	542,078
		12,688,089
Diversified Telecommunication Services — 1.2%
AT&T, Inc., 2.40%, 3/15/17	1,500,000	1,503,756
AT&T, Inc., 2.30%, 3/11/19	500,000	501,993
CenturyLink, Inc., 6.00%, 4/1/17	500,000	505,625
Frontier Communications Corp., 8.50%, 4/15/20	500,000	526,875
Frontier Communications Corp., 8.875%, 9/15/20	500,000	534,375
Verizon Communications, Inc., 3.65%, 9/14/18	500,000	516,628
		4,089,252
Equity Real Estate Investment Trusts (REITs) — 0.3%
VEREIT Operating Partnership LP, 3.00%, 2/6/19	500,000	500,000
VEREIT Operating Partnership LP, 4.125%, 6/1/21	500,000	510,000
		1,010,000
Food and Staples Retailing — 1.7%
CVS Health Corp., 1.90%, 7/20/18	2,000,000	2,008,112

Dollar General Corp., 4.125%, 7/15/17	200,000	202,921
Kroger Co. (The), 2.00%, 1/15/19	1,000,000	1,002,561
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(1)	1,000,000	980,484
Sysco Corp., 1.90%, 4/1/19	2,000,000	1,994,072
		6,188,150
Food Products — 0.8%
Kraft Heinz Foods Co., 2.00%, 7/2/18	2,000,000	2,000,860
Tyson Foods, Inc., 2.65%, 8/15/19	1,000,000	1,009,708
		3,010,568
Gas Utilities — 1.5%
Energy Transfer Partners LP, 2.50%, 6/15/18	1,050,000	1,054,056
Enterprise Products Operating LLC, 1.65%, 5/7/18	1,000,000	997,375
Kinder Morgan Energy Partners LP, 2.65%, 2/1/19	1,000,000	1,005,405
Magellan Midstream Partners LP, 6.55%, 7/15/19	800,000	885,484
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.125%, 11/15/19	750,000	763,125
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	750,000	796,875
		5,502,320
Health Care Equipment and Supplies — 1.2%
Mallinckrodt International Finance SA, 3.50%, 4/15/18	840,000	843,150
St. Jude Medical, Inc., 2.00%, 9/15/18	1,250,000	1,252,054
Stryker Corp., 2.00%, 3/8/19	2,000,000	2,001,574
		4,096,778
Health Care Providers and Services — 1.4%
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	236,000	231,894
DaVita, Inc., 5.75%, 8/15/22	855,000	896,681
HCA, Inc., 3.75%, 3/15/19	1,500,000	1,545,000
Tenet Healthcare Corp., 6.25%, 11/1/18	620,000	657,200
UnitedHealth Group, Inc., 1.45%, 7/17/17	1,000,000	1,001,670
Universal Health Services, Inc., 3.75%, 8/1/19(1)	500,000	504,375
		4,836,820
Hotels, Restaurants and Leisure — 0.4%
International Game Technology, 7.50%, 6/15/19	1,000,000	1,105,000
McDonald's Corp., MTN, 2.10%, 12/7/18	500,000	503,102
		1,608,102
Household Durables — 1.6%
D.R. Horton, Inc., 3.625%, 2/15/18	1,250,000	1,265,625
Lennar Corp., 4.75%, 12/15/17	1,000,000	1,020,000
Newell Brands, Inc., 2.60%, 3/29/19	1,000,000	1,011,279
Toll Brothers Finance Corp., 4.00%, 12/31/18	680,000	699,550
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	990,000	1,012,275
Whirlpool Corp., 1.35%, 3/1/17	500,000	500,116
		5,508,845
Insurance — 1.3%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.75%, 5/15/19	500,000	510,625
American International Group, Inc., MTN, 5.85%, 1/16/18	1,000,000	1,042,913
International Lease Finance Corp., 3.875%, 4/15/18	1,000,000	1,021,250
MetLife, Inc., 1.90%, 12/15/17	1,000,000	1,002,711
Travelers Cos., Inc. (The), 5.80%, 5/15/18	1,000,000	1,054,986
		4,632,485
IT Services — 1.3%
Fidelity National Information Services, Inc., 1.45%, 6/5/17	1,500,000	1,500,726

Fidelity National Information Services, Inc., 2.85%, 10/15/18	1,000,000	1,017,640
Hewlett Packard Enterprise Co., 2.45%, 10/5/17	2,000,000	2,011,388
		4,529,754
Machinery — 0.6%
Fortive Corp., 1.80%, 6/15/19(1)	2,000,000	1,988,224
Marine — 0.3%
DP World Sukuk Ltd., 6.25%, 7/2/17	1,080,000	1,106,136
Media — 1.4%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	1,000,000	1,037,500
Sable International Finance Ltd., 6.875%, 8/1/22	500,000	522,500
TEGNA, Inc., 5.125%, 7/15/20	500,000	519,375
Time Warner Cable LLC, 5.85%, 5/1/17	1,250,000	1,267,812
Time Warner Cable LLC, 6.75%, 7/1/18	500,000	533,917
Walt Disney Co. (The), 1.65%, 1/8/19	1,000,000	1,001,041
		4,882,145
Metals and Mining — 0.3%
Freeport-McMoRan, Inc., 6.125%, 6/15/19(1)	650,000	667,875
Steel Dynamics, Inc., 6.375%, 8/15/22	340,000	356,150
		1,024,025
Multi-Utilities — 1.0%
Dominion Resources, Inc., 6.40%, 6/15/18	1,000,000	1,060,786
Duke Energy Corp., 1.625%, 8/15/17	1,000,000	1,001,724
IPALCO Enterprises, Inc., 5.00%, 5/1/18	970,000	1,006,375
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	500,000	500,750
		3,569,635
Oil, Gas and Consumable Fuels — 2.0%
Apache Corp., 6.90%, 9/15/18	500,000	541,469
BP Capital Markets plc, 2.24%, 9/26/18	1,000,000	1,007,549
CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17	1,000,000	999,410
Concho Resources, Inc., 6.50%, 1/15/22	400,000	413,900
Concho Resources, Inc., 5.50%, 10/1/22	1,000,000	1,041,250
Exxon Mobil Corp., 1.44%, 3/1/18	2,000,000	2,002,496
Shell International Finance BV, 1.625%, 11/10/18	1,000,000	1,001,914
		7,007,988
Pharmaceuticals — 1.3%
Actavis Funding SCS, 2.35%, 3/12/18	2,200,000	2,213,079
Baxalta, Inc., 2.00%, 6/22/18	1,500,000	1,500,381
Mylan NV, 2.50%, 6/7/19(1)	1,000,000	994,913
		4,708,373
Semiconductors and Semiconductor Equipment — 0.3%
NXP BV / NXP Funding LLC, 3.75%, 6/1/18(1)	1,000,000	1,017,500
Specialty Retail — 0.2%
Hertz Corp. (The), 4.25%, 4/1/18	390,000	394,875
Hertz Corp. (The), 6.75%, 4/15/19	418,000	419,045
		813,920
Technology Hardware, Storage and Peripherals — 1.5%
Apple, Inc., 0.90%, 5/12/17	1,000,000	999,881
Apple, Inc., 1.30%, 2/23/18	2,000,000	2,001,564
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.48%, 6/1/19(1)	1,200,000	1,225,362

Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.875%, 6/15/21(1)	1,000,000	1,063,980
		5,290,787
Tobacco — 0.3%
Reynolds American, Inc., 2.30%, 6/12/18	1,000,000	1,006,537
Wireless Telecommunication Services — 0.7%
Sprint Communications, Inc., 9.00%, 11/15/18(1)	1,000,000	1,105,000
T-Mobile USA, Inc., 6.46%, 4/28/19	1,500,000	1,528,125
		2,633,125
TOTAL CORPORATE BONDS (Cost $156,025,376)		156,431,505
U.S. TREASURY SECURITIES — 24.5%
U.S. Treasury Notes, 0.75%, 10/31/17(2)	600,000	599,524
U.S. Treasury Notes, 1.375%, 7/31/18	11,700,000	11,752,299
U.S. Treasury Notes, 0.75%, 8/31/18	10,000,000	9,937,140
U.S. Treasury Notes, 0.75%, 10/31/18	2,000,000	1,985,524
U.S. Treasury Notes, 1.25%, 10/31/18	11,000,000	11,017,259
U.S. Treasury Notes, 1.00%, 11/30/18	17,300,000	17,243,048
U.S. Treasury Notes, 1.375%, 11/30/18	7,000,000	7,024,801
U.S. Treasury Notes, 1.50%, 2/28/19	27,000,000	27,144,639
TOTAL U.S. TREASURY SECURITIES (Cost $87,091,000)		86,704,234
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 13.2%
Private Sponsor Collateralized Mortgage Obligations — 10.9%
Alternative Loan Trust, Series 2003-20CB, Class 1A1 SEQ, 5.50%, 10/25/33	440,313	444,251
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	135,482	139,462
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.22%, 1/1/17	540,209	540,478
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.91%, 1/25/17	1,148,172	1,141,756
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	612,123	634,606
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.75%, 1/1/17	565,922	548,402
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.60%, 1/1/17	1,527,660	1,506,500
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.04%, 1/1/17	468,916	461,778
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 2.76%, 1/25/17	605,061	626,171
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	210,462	215,279
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	152,907	154,139
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	5,292	5,273
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.87%, 1/1/17	407,529	394,713
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.90%, 1/1/17	1,944,644	1,708,759
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.06%, 1/1/17	225,627	224,287
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.15%, 1/1/17	196,830	195,001
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.01%, 1/1/17	1,256,911	1,305,222
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.16%, 1/1/17	528,868	506,951
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 3.00%, 1/1/17(1)	664,587	672,167
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.04%, 1/1/17	745,156	762,613
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.69%, 1/1/17	632,028	622,397
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.04%, 1/1/17	248,019	247,141
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-3, Class 4A1, VRN, 5.62%, 1/1/17	524,946	532,410
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 2.81%, 1/25/17	1,073,151	1,048,997
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.80%, 1/1/17	538,876	527,007
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 2.80%, 1/1/17	841,746	830,507
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.00%, 1/1/17	975,666	984,708

Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 3.05%, 1/1/17	526,986	533,525
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.04%, 1/1/17	346,711	353,481
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.00%, 1/1/17	541,357	547,747
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 2A1, 5.50%, 1/25/36	827,532	817,633
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	1,124,617	1,112,700
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.02%, 1/1/17	366,875	381,641
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 3.01%, 1/1/17	469,936	485,046
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.01%, 1/1/17	538,095	555,968
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR13, Class A1, VRN, 1.06%, 1/25/17	823,059	764,220
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.08%, 1/1/17	506,038	508,414
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 3.08%, 1/1/17	1,260,000	1,210,638
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 6A3, VRN, 3.07%, 1/1/17	946,222	955,586
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 3.07%, 1/1/17	550,323	551,080
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	156,996	156,824
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	393,239	395,853
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	367,023	369,463
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 1A1, VRN, 3.00%, 1/1/17	705,726	666,174
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 2.96%, 1/1/17	1,411,590	1,285,055
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.03%, 1/1/17	261,997	252,272
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 3.04%, 1/1/17	662,309	650,635
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 3.08%, 1/1/17	776,600	765,449
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.23%, 1/1/17	244,925	231,574
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 3.07%, 1/1/17	160,672	153,462
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.07%, 1/1/17	129,925	120,978
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 3.23%, 1/1/17	938,766	873,439
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 3.03%, 1/1/17	1,178,521	1,083,846
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 3.00%, 1/1/17	490,885	482,781
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 3.15%, 1/1/17	973,560	917,956
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	298,386	293,656
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	1,237,696	1,218,079
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	213,956	215,356
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	540,834	545,900
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	63,695	65,411
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	218,785	217,214
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	224,614	233,500
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 1A5 SEQ, 6.00%, 7/25/37	1,122,255	1,111,771
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	506,840	506,316
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	96,758	101,790
		38,673,408
U.S. Government Agency Collateralized Mortgage Obligations — 2.3%
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	119,127	121,262
FHLMC, Series 3831, Class CG, 3.00%, 10/15/18	137,917	139,463
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	76,730	77,884
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	454,338	462,089
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	98,007	99,205
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	235,211	238,082
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	287,983	294,406
FNMA, Series 2006-60, Class KF, VRN, 1.06%, 1/25/17	1,031,483	1,027,320
FNMA, Series 2009-33, Class FB, VRN, 1.58%, 1/25/17	1,229,912	1,252,011

FNMA, Series 2009-87, Class HF, VRN, 1.61%, 1/25/17	500,082	509,770
FNMA, Series 2011-3, Class EL, 3.00%, 5/25/20	110,572	111,948
FNMA, Series 2016-C03, Class 2M2, VRN, 6.66%, 1/25/17	500,000	553,214
FNMA, Series 2016-C04, Class 1M2, VRN, 5.01%, 1/25/17	1,500,000	1,557,234
FNMA, Series 2016-C05, Class 2M2, VRN, 5.21%, 1/25/17	1,500,000	1,561,558
		8,005,446
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $46,436,473)		46,678,854
ASSET-BACKED SECURITIES(3) — 10.1%
American Homes 4 Rent, Series 2014-SFR1, Class A, VRN, 1.74%, 1/17/17(1)	1,816,773	1,811,427
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(1)	1,250,000	1,253,644
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(1)	1,900,000	1,902,302
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.62%, 9/20/19(1)	750,000	748,023
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	675,000	669,255
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.95%, 1/17/17	1,000,000	999,758
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 1.07%, 1/9/17(1)	617,545	615,582
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 1.99%, 1/17/17(1)	1,466,637	1,469,686
Dell Equipment Finance Trust, Series 2015-2, Class A2B, VRN, 1.65%, 1/22/17(1)	391,946	392,493
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(1)	28,916	28,896
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(1)	752,748	752,432
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(1)	870,085	870,654
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 SEQ, 1.74%, 2/22/22(1)	1,975,000	1,969,873
Hertz Fleet Lease Funding LP, Series 2013-3, Class A, VRN, 1.21%, 1/10/17(1)	123,420	123,419
Hertz Fleet Lease Funding LP, Series 2014-1, Class B, VRN, 1.41%, 1/10/17(1)	1,000,000	998,427
Hertz Fleet Lease Funding LP, Series 2014-1, Class C, VRN, 1.81%, 1/10/17(1)	1,000,000	997,686
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, VRN, 1.76%, 1/10/17(1)	775,000	781,861
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	834,793	828,152
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	593,450	582,572
Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26(1)	418,906	413,737
Invitation Homes Trust, Series 2013-SFR1, Class A, VRN, 1.89%, 1/17/17(1)	1,410,643	1,411,679
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.74%, 1/17/17(1)	2,912,773	2,903,994
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 1.94%, 1/17/17(1)	1,989,351	1,990,878
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A SEQ, 2.51%, 5/20/30(1)	655,931	655,979
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	866,030	858,079
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	1,562,132	1,552,895
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	997,765	992,576
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	709,436	695,588
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 1.94%, 1/17/17(1)	600,000	602,054
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(1)	902,639	898,346
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(1)	309,577	309,194
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(1)	576,091	572,313
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	990,340	985,929
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	898,070	907,107
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	867,313	852,033
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	1,380,321	1,365,457
TOTAL ASSET-BACKED SECURITIES (Cost $35,764,910)		35,763,980
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 3.0%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class B, VRN, 1.80%, 1/15/17(1)	1,625,000	1,625,153
BLCP Hotel Trust, Series 2014-CLRN, Class C, VRN, 2.65%, 1/15/17(1)	2,775,000	2,748,346

Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.50%, 1/15/17(1)	1,675,000	1,667,910
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(1)	925,000	936,237
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	1,000,000	1,006,053
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.60%, 1/15/17(1)	1,650,000	1,637,705
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 1/1/17(1)	1,000,000	1,006,627
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $10,700,608)		10,628,031
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 2.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 2.6%
FHLMC, VRN, 1.81%, 1/15/17	199,751	205,966
FHLMC, VRN, 1.84%, 1/15/17	383,331	394,450
FHLMC, VRN, 1.91%, 1/15/17	311,450	320,361
FHLMC, VRN, 1.99%, 1/15/17	240,357	248,429
FHLMC, VRN, 2.05%, 1/15/17	796,639	809,511
FHLMC, VRN, 2.31%, 1/15/17	523,139	527,346
FHLMC, VRN, 2.62%, 1/15/17	537,917	551,377
FHLMC, VRN, 2.78%, 1/15/17	724,038	765,499
FHLMC, VRN, 2.84%, 1/15/17	158,397	167,814
FHLMC, VRN, 3.01%, 1/15/17	183,305	194,222
FHLMC, VRN, 3.09%, 1/15/17	73,898	78,174
FHLMC, VRN, 3.13%, 1/15/17	296,245	312,138
FHLMC, VRN, 3.14%, 1/15/17	182,217	192,078
FHLMC, VRN, 3.77%, 1/15/17	562,091	581,899
FHLMC, VRN, 4.07%, 1/15/17	195,860	202,530
FHLMC, VRN, 4.24%, 1/15/17	342,080	356,029
FHLMC, VRN, 4.71%, 1/15/17	163,280	170,062
FHLMC, VRN, 5.14%, 1/15/17	121,309	125,674
FNMA, VRN, 2.61%, 1/25/17	108,310	114,462
FNMA, VRN, 2.74%, 1/25/17	368,151	387,173
FNMA, VRN, 2.81%, 1/25/17	419,218	437,114
FNMA, VRN, 2.81%, 1/25/17	485,286	506,148
FNMA, VRN, 2.94%, 1/25/17	174,720	184,505
FNMA, VRN, 2.95%, 1/25/17	81,105	85,669
FNMA, VRN, 2.96%, 1/25/17	11,005	11,635
FNMA, VRN, 3.02%, 1/25/17	591,542	609,679
FNMA, VRN, 3.33%, 1/25/17	625,153	647,487
FNMA, VRN, 4.77%, 1/25/17	196,293	207,598
		9,395,029
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, 5.50%, 12/1/36	2,404	2,683
FNMA, 5.00%, 7/1/20	18,593	19,520
FNMA, 5.50%, 7/1/36	3,108	3,481
		25,684
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $9,398,522)		9,420,713
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.3%
Argentina — 0.3%
Argentine Republic Government International Bond, 6.25%, 4/22/19(1) (Cost $1,000,000)	1,000,000	1,070,000
TEMPORARY CASH INVESTMENTS — 3.3%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $6,904,755), at 0.10%, dated 12/30/16, due 1/3/17 (Delivery value $6,767,075)		6,767,000

State Street Institutional U.S. Government Money Market Fund, Premier Class	4,870,550	4,870,550
TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,637,550)		11,637,550
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $358,054,439)		358,334,867
OTHER ASSETS AND LIABILITIES — (1.2)%		(4,375,592)
TOTAL NET ASSETS — 100.0%		$353,959,275

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	470,439	USD	350,110	JPMorgan Chase Bank N.A.	3/15/17	(11,197)
USD	340,043	AUD	470,439	JPMorgan Chase Bank N.A.	3/15/17	1,130
CAD	1,866,263	USD	1,405,636	JPMorgan Chase Bank N.A.	3/15/17	(14,469)
USD	708,897	CHF	723,394	Credit Suisse AG	3/15/17	(4,614)
USD	704,460	EUR	653,112	JPMorgan Chase Bank N.A.	3/15/17	14,566
USD	727,799	EUR	697,393	JPMorgan Chase Bank N.A.	3/15/17	(8,869)
GBP	1,381,040	USD	1,759,404	UBS AG	3/15/17	(54,465)
USD	1,004,914	GBP	812,314	UBS AG	3/15/17	2,086
USD	352,620	JPY	39,983,577	Credit Suisse AG	3/15/17	9,339
USD	2,108,177	KRW	2,469,602,905	UBS AG	3/15/17	62,994
NOK	5,885,359	USD	702,256	JPMorgan Chase Bank N.A.	3/15/17	(20,399)
USD	674,486	NOK	5,885,359	JPMorgan Chase Bank N.A.	3/15/17	(7,371)
NZD	1,477,670	USD	1,049,781	JPMorgan Chase Bank N.A.	3/15/17	(25,370)
USD	1,017,228	NZD	1,477,670	JPMorgan Chase Bank N.A.	3/15/17	(7,183)
SEK	12,821,880	USD	1,397,703	Goldman Sachs & Co.	3/15/17	15,453
USD	1,413,080	SEK	12,821,880	Goldman Sachs & Co.	3/15/17	(75)
USD	1,406,687	SGD	1,996,314	JPMorgan Chase Bank N.A.	3/15/17	28,661
TWD	67,800,863	USD	2,117,883	UBS AG	3/15/17	(25,077)
USD	2,121,097	TWD	67,800,863	UBS AG	3/15/17	28,290
						(16,570)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
343	U.S. Treasury 2-Year Notes	March 2017	74,323,813	(18,832)
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
14	U.S. Treasury 5-Year Notes	March 2017	1,647,297	1,740

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America Investment Grade 27 Index	6,000,000	Sell	1.00	12/20/21	0.68	30,261	92,777

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
JPY	-	Japanese Yen
KRW	-	South Korean Won
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $65,039,697, which represented 18.4% of total net assets.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $369,113.

(3)	Final maturity date indicated, unless otherwise noted.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	156,431,505	—
U.S. Treasury Securities	—	86,704,234	—
Collateralized Mortgage Obligations	—	46,678,854	—
Asset-Backed Securities	—	35,763,980	—
Commercial Mortgage-Backed Securities	—	10,628,031	—
U.S. Government Agency Mortgage-Backed Securities	—	9,420,713	—
Sovereign Governments and Agencies	—	1,070,000	—
Temporary Cash Investments	4,870,550	6,767,000	—
	4,870,550	353,464,317	—
Other Financial Instruments
Futures Contracts	1,740	—	—
Swap Agreements	—	92,777	—
Forward Foreign Currency Exchange Contracts	—	162,519	—
	1,740	255,296	—

Liabilities
Other Financial Instruments
Futures Contracts	18,832	—	—
Forward Foreign Currency Exchange Contracts	—	179,089	—
	18,832	179,089	—

3. Federal Tax Information

As of December 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$358,062,191
Gross tax appreciation of investments	$1,558,031
Gross tax depreciation of investments	(1,285,355)
Net tax appreciation (depreciation) of investments	$272,676

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short Duration Inflation Protection Bond Fund
December 31, 2016

Short Duration Inflation Protection Bond - Schedule of Investments
DECEMBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 86.8%
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18(1)	36,178,452	36,516,178
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	77,732,335	80,686,941
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	61,259,319	64,745,893
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	210,430,080	213,106,119
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19	63,109,558	67,222,786
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	84,388,615	88,785,515
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	145,220,691	146,764,096
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	160,869,745	169,963,229
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/21	242,003,286	243,528,391
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	48,258,450	49,828,008
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	85,059,032	85,263,258
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	6,492,330	6,448,942
TOTAL U.S. TREASURY SECURITIES (Cost $1,247,346,938)		1,252,859,356
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 4.1%
Private Sponsor Collateralized Mortgage Obligations — 3.5%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	80,477	83,062
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	508,058	522,984
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.22%, 1/1/17	810,313	810,716
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.16%, 1/1/17	1,344,379	1,295,012
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.91%, 1/25/17	1,756,688	1,746,873
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.75%, 1/1/17	628,802	609,336
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.04%, 1/1/17	636,386	626,699
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	736,618	753,477
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.87%, 1/1/17	679,215	657,855
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.90%, 1/1/17	923,706	811,661
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A5 SEQ, 5.25%, 7/25/35	1,038,794	1,075,077
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.01%, 1/1/17	754,146	783,133
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.16%, 1/1/17	1,253,665	1,201,713
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.11%, 1/1/17	829,985	834,822
JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, VRN, 3.08%, 1/1/17	711,768	621,720
JPMorgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36	478,684	502,700
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.69%, 1/1/17	252,811	248,959
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.63%, 1/1/17	83,619	86,242
Residential Accredit Loans, Inc., Series 2006-QS17, Class A5, 6.00%, 12/25/36	1,278,784	1,090,569
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(3)	642,848	666,718
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 1/1/17(3)	1,693,133	1,712,520
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.04%, 1/1/17	2,046,158	2,038,912
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-3, Class 4A1, VRN, 5.62%, 1/1/17	1,574,839	1,597,229
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.50%, 1/25/17	754,186	693,629
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 2.81%, 1/25/17	2,146,301	2,097,995
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.00%, 1/1/17	296,055	299,549
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	1,057,287	1,038,282
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.02%, 1/1/17	1,852,718	1,927,285
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.01%, 1/1/17	1,076,190	1,111,936
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.08%, 1/1/17	789,803	793,511
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 3.07%, 1/1/17	1,146,507	1,148,083

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	871,887	870,932
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	823,869	831,483
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	527,571	516,953
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	1,310,796	1,319,510
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	598,614	605,955
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 2.96%, 1/1/17	2,299,497	2,093,370
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 3.07%, 1/1/17	1,397,146	1,334,453
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.07%, 1/1/17	410,997	382,695
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 3.23%, 1/1/17	670,547	623,885
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 3.00%, 1/1/17	1,309,027	1,287,417
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR7, Class 2A1, VRN, 3.09%, 1/1/17	712,152	679,577
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	468,892	461,460
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	1,270,409	1,250,273
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	1,438,998	1,448,415
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	324,500	327,540
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	114,651	117,741
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	1,552,120	1,540,975
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	359,382	373,600
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-2, Class 3A2, 5.25%, 3/25/37	837,544	857,562
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-4, Class A15, 6.00%, 4/25/37	677,635	667,704
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	1,634,558	1,632,870
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.31%, 1/1/17	297,929	289,458
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	604,740	636,190
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 1/1/17(3)	842,363	851,078
		50,489,355
U.S. Government Agency Collateralized Mortgage Obligations — 0.6%
FNMA, Series 2016-C03, Class 2M2, VRN, 6.66%, 1/25/17	2,000,000	2,212,857
FNMA, Series 2016-C04, Class 1M2, VRN, 5.01%, 1/25/17	3,590,000	3,726,981
FNMA, Series 2016-C05, Class 2M2, VRN, 5.21%, 1/25/17	2,640,000	2,748,341
		8,688,179
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $58,633,647)		59,177,534
CORPORATE BONDS — 3.2%
Automobiles — 0.2%
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	300,000	311,801
Ford Motor Credit Co. LLC, 2.24%, 6/15/18	1,000,000	1,001,553
General Motors Financial Co., Inc., 3.25%, 5/15/18	1,000,000	1,013,291
		2,326,645
Banks — 0.7%
Banco de Credito del Peru, 2.25%, 10/25/19(3)	1,400,000	1,384,250
Finansbank AS, 6.25%, 4/30/19	2,200,000	2,277,597
Sberbank of Russia Via SB Capital SA, MTN, 5.40%, 3/24/17	1,400,000	1,410,421
Turkiye Garanti Bankasi AS, 4.00%, 9/13/17	4,400,000	4,423,540
		9,495,808
Chemicals — 0.1%
Hexion, Inc., 8.875%, 2/1/18	200,000	200,000
LyondellBasell Industries NV, 5.00%, 4/15/19	400,000	422,496
		622,496
Consumer Finance — 0.1%
CIT Group, Inc., 5.00%, 5/15/17	1,500,000	1,518,750
Diversified Financial Services — 0.1%
Ally Financial, Inc., 3.60%, 5/21/18	1,500,000	1,515,000

MUFG Union Bank N.A., 2.625%, 9/26/18	390,000	394,288
		1,909,288
Diversified Telecommunication Services — 0.1%
Frontier Communications Corp., 8.50%, 4/15/20	1,000,000	1,053,750
Verizon Communications, Inc., 3.65%, 9/14/18	500,000	516,628
		1,570,378
Food and Staples Retailing — 0.1%
Dollar General Corp., 4.125%, 7/15/17	1,160,000	1,176,942
Gas Utilities — 0.1%
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18(3)	400,000	416,538
Magellan Midstream Partners LP, 6.55%, 7/15/19	270,000	298,851
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.125%, 11/15/19	1,250,000	1,271,875
		1,987,264
Health Care Equipment and Supplies†
Mallinckrodt International Finance SA, 3.50%, 4/15/18	500,000	501,875
Health Care Providers and Services — 0.3%
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	346,000	339,980
DaVita, Inc., 5.75%, 8/15/22	1,515,000	1,588,856
DaVita, Inc., 5.125%, 7/15/24	666,000	665,584
HCA, Inc., 7.69%, 6/15/25	100,000	109,250
Tenet Healthcare Corp., 6.25%, 11/1/18	1,370,000	1,452,200
		4,155,870
Hotels, Restaurants and Leisure — 0.1%
International Game Technology, 7.50%, 6/15/19	1,000,000	1,105,000
Household Durables — 0.2%
Lennar Corp., 4.75%, 12/15/17	1,435,000	1,463,700
Toll Brothers Finance Corp., 4.00%, 12/31/18	1,480,000	1,522,550
		2,986,250
IT Services — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	930,000	955,688
Media — 0.1%
Sable International Finance Ltd., 6.875%, 8/1/22	1,500,000	1,567,500
Multi-Utilities — 0.1%
CMS Energy Corp., 8.75%, 6/15/19	615,000	710,260
IPALCO Enterprises, Inc., 3.45%, 7/15/20	700,000	715,750
		1,426,010
Oil, Gas and Consumable Fuels — 0.3%
Concho Resources, Inc., 6.50%, 1/15/22	1,000,000	1,034,750
Petroleos Mexicanos, 6.00%, 3/5/20	250,000	264,312
Petroleos Mexicanos, 6.375%, 2/4/21	2,700,000	2,882,250
		4,181,312
Pharmaceuticals — 0.1%
Actavis Funding SCS, 2.35%, 3/12/18	1,620,000	1,629,631
Specialty Retail — 0.1%
Hertz Corp. (The), 6.75%, 4/15/19	549,000	550,373
Rent-A-Center, Inc., 6.625%, 11/15/20	1,620,000	1,490,400
		2,040,773
Technology Hardware, Storage and Peripherals — 0.1%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.48%, 6/1/19(3)	800,000	816,908

Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.875%, 6/15/21(3)	900,000	957,582
		1,774,490
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc., 6.46%, 4/28/19	2,630,000	2,679,312
TOTAL CORPORATE BONDS (Cost $45,505,114)		45,611,282
ASSET-BACKED SECURITIES(2) — 3.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(3)	4,500,000	4,505,453
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(3)	2,625,000	2,602,657
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.95%, 1/17/17	3,050,000	3,049,261
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 1.99%, 1/17/17(3)	5,776,756	5,788,762
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(3)	77,852	77,797
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 SEQ, 1.74%, 2/22/22(3)	7,675,000	7,655,076
Hertz Fleet Lease Funding LP, Series 2014-1, Class C, VRN, 1.81%, 1/10/17(3)	2,390,000	2,384,469
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	492,528	488,610
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	1,733,804	1,702,024
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 1.94%, 1/17/17(3)	1,989,351	1,990,878
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	1,729,459	1,720,465
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)	2,743,153	2,689,607
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 1.94%, 1/17/17(3)	2,450,000	2,458,388
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(3)	934,807	930,643
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(3)	3,334,337	3,275,595
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	3,864,898	3,823,279
TOTAL ASSET-BACKED SECURITIES (Cost $45,366,759)		45,142,964
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 1.0%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.50%, 1/15/17(3)	2,700,000	2,700,250
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.50%, 1/15/17(3)	4,775,000	4,754,789
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class B, VRN, 2.10%, 1/15/17(3)	3,700,000	3,641,206
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 1/1/17(3)	2,750,000	2,768,223
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $13,929,223)		13,864,468
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Argentina — 0.2%
Argentine Republic Government International Bond, 6.875%, 4/22/21 (Cost $2,572,603)	$2,350,000	2,508,625
TEMPORARY CASH INVESTMENTS — 1.5%
Credit Agricole, 0.53%, 1/3/17(4)	21,658,000	21,656,809
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,324	1,324
TOTAL TEMPORARY CASH INVESTMENTS (Cost $21,658,698)		21,658,133
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,435,012,982)		1,440,822,362
OTHER ASSETS AND LIABILITIES — 0.1%		1,852,305
TOTAL NET ASSETS — 100.0%		$1,442,674,667

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	1,917,183	USD	1,426,806	JPMorgan Chase Bank N.A.	3/15/17	(45,633)
USD	1,385,778	AUD	1,917,183	JPMorgan Chase Bank N.A.	3/15/17	4,605
CAD	7,605,594	USD	5,728,398	JPMorgan Chase Bank N.A.	3/15/17	(58,965)
USD	2,889,943	CHF	2,949,042	Credit Suisse AG	3/15/17	(18,810)
USD	2,870,888	EUR	2,661,631	JPMorgan Chase Bank N.A.	3/15/17	59,363
USD	2,963,419	EUR	2,839,612	JPMorgan Chase Bank N.A.	3/15/17	(36,111)
GBP	5,628,161	USD	7,170,108	UBS AG	3/15/17	(221,961)
USD	4,094,372	GBP	3,309,653	UBS AG	3/15/17	8,498
USD	1,437,034	JPY	162,945,300	Credit Suisse AG	3/15/17	38,058
USD	8,362,648	KRW	9,796,340,418	UBS AG	3/15/17	249,883
NOK	23,984,637	USD	2,861,907	JPMorgan Chase Bank N.A.	3/15/17	(83,131)
USD	2,748,735	NOK	23,984,637	JPMorgan Chase Bank N.A.	3/15/17	(30,041)
NZD	6,021,958	USD	4,278,180	JPMorgan Chase Bank N.A.	3/15/17	(103,391)
USD	4,145,516	NZD	6,021,958	JPMorgan Chase Bank N.A.	3/15/17	(29,273)
SEK	52,253,079	USD	5,696,066	Goldman Sachs & Co.	3/15/17	62,974
USD	5,758,734	SEK	52,253,079	Goldman Sachs & Co.	3/15/17	(306)
USD	5,732,681	SGD	8,135,591	JPMorgan Chase Bank N.A.	3/15/17	116,802
TWD	268,950,257	USD	8,401,151	UBS AG	3/15/17	(99,474)
USD	8,413,898	TWD	268,950,257	UBS AG	3/15/17	112,221
						(74,692)

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
80	U.S. Treasury 10-Year Ultra Notes	March 2017	10,725,000	16,655

SWAP AGREEMENTS
CENTRALLY CLEARED CREDIT DEFAULT*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America High Yield 25 Index	13,464,000	Sell	5.00	12/20/20	3.08	1,031,297	941,900
CDX North America High Yield 26 Index	45,350,000	Sell	5.00	6/20/21	3.23	2,648,067	3,226,646
						3,679,364	4,168,546

TOTAL RETURN
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24	5/17/18	(547,122)
Bank of America N.A.	40,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.41	8/27/20	998,088
Bank of America N.A.	9,700,000	U.S. CPI Urban Consumers NSA Index	Receive	1.49	9/3/20	203,065
Barclays Bank plc	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74	4/25/17	(116,643)
Barclays Bank plc	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.35	9/28/17	(244,034)
Barclays Bank plc	12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.22	5/20/18	(527,233)
Barclays Bank plc	49,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.64	2/3/20	302,405
Morgan Stanley Capital Services LLC	24,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24	8/19/19	(949,093)
						(880,567)

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CPI	-	Consumer Price Index
EUR	-	Euro
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
JPY	-	Japanese Yen
KRW	-	South Korean Won
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $5,490,027.

(2)	Final maturity date indicated, unless otherwise noted.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $62,763,765, which represented 4.4% of total net assets.

(4)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	1,252,859,356	—
Collateralized Mortgage Obligations	—	59,177,534	—
Corporate Bonds	—	45,611,282	—
Asset-Backed Securities	—	45,142,964	—
Commercial Mortgage-Backed Securities	—	13,864,468	—
Sovereign Governments and Agencies	—	2,508,625	—
Temporary Cash Investments	1,324	21,656,809	—
	1,324	1,440,821,038	—
Other Financial Instruments
Futures Contracts	16,655	—	—
Swap Agreements	—	5,672,104	—
Forward Foreign Currency Exchange Contracts	—	652,404	—
	16,655	6,324,508	—

Liabilities
Other Financial Instruments
Swap Agreements	—	2,384,125	—
Forward Foreign Currency Exchange Contracts	—	727,096	—
	—	3,111,221	—

3. Federal Tax Information

As of December 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,435,085,614
Gross tax appreciation of investments	$8,688,970
Gross tax depreciation of investments	(2,952,222)
Net tax appreciation (depreciation) of investments	$5,736,748

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short Duration Strategic Income Fund
December 31, 2016

Short Duration Strategic Income - Schedule of Investments
DECEMBER 31, 2016 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 52.2%
Auto Components — 0.8%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22		200,000	207,240
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22		25,000	26,438
			233,678
Automobiles — 4.1%
Daimler Finance North America LLC, 2.00%, 8/3/18(1)		240,000	240,347
Ford Motor Credit Co. LLC, 2.15%, 1/9/18		250,000	250,397
Ford Motor Credit Co. LLC, MTN, 2.94%, 1/8/19		250,000	252,888
General Motors Financial Co., Inc., 3.25%, 5/15/18		250,000	253,323
Jaguar Land Rover Automotive plc, 5.625%, 2/1/23(1)		125,000	130,781
			1,127,736
Banks — 7.5%
Akbank TAS, 3.875%, 10/24/17		65,000	65,347
Banco do Brasil SA, 3.875%, 1/23/17		65,000	65,144
Barclays Bank plc, 6.05%, 12/4/17(1)		300,000	310,045
BBVA Banco Continental SA, 3.25%, 4/8/18(1)		130,000	131,300
Capital One N.A., 2.35%, 8/17/18		250,000	251,489
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	110,000	129,287
Cooperatieve Rabobank UA, MTN, 3.75%, 11/9/20	EUR	150,000	177,920
HBOS plc, MTN, 6.75%, 5/21/18(1)		$300,000	317,024
ICICI Bank Ltd. (Dubai), 4.70%, 2/21/18		65,000	66,629
Intesa Sanpaolo SpA, 3.875%, 1/16/18		300,000	304,030
Itau CorpBanca, 3.125%, 1/15/18		65,000	65,740
Turkiye Garanti Bankasi AS, 4.00%, 9/13/17		200,000	201,070
			2,085,025
Biotechnology — 0.9%
AbbVie, Inc., 1.80%, 5/14/18		250,000	250,235
Capital Markets — 2.1%
DBS Bank Ltd., VRN, 3.625%, 9/21/17		65,000	65,586
Jefferies Group LLC, 5.125%, 4/13/18		500,000	516,913
			582,499
Commercial Services and Supplies — 0.5%
Clean Harbors, Inc., 5.25%, 8/1/20		125,000	128,031
Consumer Finance — 3.5%
American Express Credit Corp., 2.60%, 9/14/20		250,000	252,034
Discover Bank, 2.00%, 2/21/18		250,000	249,994
Synchrony Financial, 2.60%, 1/15/19		475,000	477,467
			979,495
Containers and Packaging — 1.2%
Ball Corp., 5.00%, 3/15/22		125,000	131,406
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)		200,000	203,500
			334,906
Diversified Financial Services — 2.1%
Ally Financial, Inc., 5.50%, 2/15/17		25,000	25,109

HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	150,000	180,073
Morgan Stanley, MTN, 5.95%, 12/28/17		$350,000	364,354
			569,536
Diversified Telecommunication Services — 0.8%
Telecom Italia SpA, MTN, 4.50%, 9/20/17	EUR	100,000	108,633
Telefonica Europe BV, VRN, 6.50%, 9/18/18	EUR	100,000	112,378
			221,011
Energy Equipment and Services — 1.0%
Nabors Industries, Inc., 6.15%, 2/15/18		$200,000	208,000
Pacific Drilling V Ltd., 7.25%, 12/1/17(1)		125,000	59,375
			267,375
Equity Real Estate Investment Trusts (REITs) — 2.1%
American Tower Corp., 4.50%, 1/15/18		311,000	319,253
Crown Castle International Corp., 5.25%, 1/15/23		250,000	270,000
			589,253
Food and Staples Retailing — 1.8%
Kroger Co. (The), 2.30%, 1/15/19		250,000	251,586
Sysco Corp., 1.90%, 4/1/19		250,000	249,259
			500,845
Food Products — 0.1%
Aramark Services, Inc., 5.75%, 3/15/20		29,000	29,634
Gas Utilities — 4.0%
Energy Transfer Partners LP, 2.50%, 6/15/18		250,000	250,966
Enterprise Products Operating LLC, VRN, 4.59%, 1/30/17		200,000	188,356
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18		120,000	125,193
Rockies Express Pipeline LLC, 6.85%, 7/15/18(1)		125,000	132,656
Rockies Express Pipeline LLC, 6.00%, 1/15/19(1)		125,000	131,875
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19		100,000	106,250
TransCanada PipeLines Ltd., VRN, 6.35%, 5/15/17		200,000	167,500
			1,102,796
Health Care Equipment and Supplies — 0.4%
Mallinckrodt International Finance SA, 3.50%, 4/15/18		125,000	125,469
Health Care Providers and Services — 0.4%
HCA, Inc., 3.75%, 3/15/19		110,000	113,300
Hotels, Restaurants and Leisure — 0.9%
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21		125,000	129,133
MGM Resorts International, 6.625%, 12/15/21		100,000	112,000
			241,133
Household Durables — 1.8%
Toll Brothers Finance Corp., 4.00%, 12/31/18		200,000	205,750
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19		160,000	163,600
William Lyon Homes, Inc., 8.50%, 11/15/20		125,000	131,250
			500,600
Household Products — 0.5%
Spectrum Brands, Inc., 6.625%, 11/15/22		125,000	133,438
IT Services — 2.2%
Fidelity National Information Services, Inc., 1.45%, 6/5/17		320,000	320,155
Hewlett Packard Enterprise Co., 2.45%, 10/5/17		275,000	276,566
			596,721
Machinery — 0.5%
Terex Corp., 6.00%, 5/15/21		125,000	128,281
Media — 1.8%
Lamar Media Corp., 5.875%, 2/1/22		125,000	129,063

Nexstar Broadcasting, Inc., 6.875%, 11/15/20	125,000	129,687
Time Warner Cable LLC, 5.85%, 5/1/17	240,000	243,420
		502,170
Metals and Mining — 2.1%
Freeport-McMoRan, Inc., 2.30%, 11/14/17	140,000	139,650
Freeport-McMoRan, Inc., 6.75%, 2/1/22(1)	300,000	309,750
Teck Resources Ltd., 4.75%, 1/15/22	135,000	136,013
		585,413
Multi-Utilities — 1.2%
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	320,000	320,480
Oil, Gas and Consumable Fuels — 1.3%
PBF Holding Co. LLC / PBF Finance Corp., 8.25%, 2/15/20	125,000	128,281
Shell International Finance BV, 1.625%, 11/10/18	240,000	240,460
		368,741
Paper and Forest Products — 0.5%
Sappi Papier Holding GmbH, 7.75%, 7/15/17(1)	125,000	126,875
Pharmaceuticals — 2.2%
Actavis Funding SCS, 2.35%, 3/12/18	180,000	181,070
Actavis, Inc., 1.875%, 10/1/17	320,000	320,654
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(1)	125,000	104,375
		606,099
Specialty Retail — 1.7%
Hertz Corp. (The), 6.75%, 4/15/19	45,000	45,112
Sally Holdings LLC / Sally Capital, Inc., 5.75%, 6/1/22	125,000	130,469
Staples, Inc., 2.75%, 1/12/18	300,000	301,496
		477,077
Technology Hardware, Storage and Peripherals — 1.4%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.48%, 6/1/19(1)	125,000	127,642
Seagate HDD Cayman, 3.75%, 11/15/18	250,000	256,312
		383,954
Wireless Telecommunication Services — 0.8%
T-Mobile USA, Inc., 6.625%, 4/1/23	200,000	212,500
TOTAL CORPORATE BONDS (Cost $14,799,051)		14,424,306
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 12.1%
Private Sponsor Collateralized Mortgage Obligations — 11.2%
Alternative Loan Trust, Series 2003-20CB, Class 1A1 SEQ, 5.50%, 10/25/33	146,771	148,084
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 3.34%, 1/1/17	59,251	58,681
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.22%, 1/1/17	108,042	108,095
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.16%, 1/1/17	156,844	151,085
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.91%, 1/25/17	43,917	43,672
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.60%, 1/1/17	114,575	112,987
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.04%, 1/1/17	125,602	123,690
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 2.76%, 1/25/17	161,781	167,425
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.90%, 1/1/17	82,647	72,622
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.01%, 1/1/17	94,268	97,892
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.08%, 1/1/17	329,425	330,541
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 3.15%, 1/1/17	139,209	144,809
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.50%, 1/25/17	148,144	136,249
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.80%, 1/1/17	31,563	30,868

Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.00%, 1/1/17	12,445	12,561
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.04%, 1/1/17	52,007	53,022
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.08%, 1/1/17	78,980	79,351
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 3.08%, 1/1/17	100,000	96,082
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 3.04%, 1/1/17	91,704	90,088
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 2.94%, 1/1/17	200,562	189,714
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.07%, 1/1/17	50,526	47,047
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 3.23%, 1/1/17	134,109	124,777
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 3.03%, 1/1/17	265,923	244,560
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 3.15%, 1/1/17	129,808	122,394
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	79,401	78,142
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	44,586	45,788
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-7, Class A1, 6.00%, 6/25/37	176,582	173,568
		3,083,794
U.S. Government Agency Collateralized Mortgage Obligations — 0.9%
FNMA, Series 2016-C03, Class 2M2, VRN, 6.66%, 1/25/17	50,000	55,321
FNMA, Series 2016-C04, Class 1M2, VRN, 5.01%, 1/25/17	150,000	155,723
FNMA, Series 2016-C05, Class 2M2, VRN, 5.21%, 1/25/17	40,000	41,642
		252,686
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,341,554)		3,336,480
ASSET-BACKED SECURITIES(2) — 9.5%
American Homes 4 Rent, Series 2014-SFR1, Class A, VRN, 1.74%, 1/17/17(1)	181,677	181,143
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(1)	150,000	150,182
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class B, 3.66%, 2/20/20(1)	200,000	202,838
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 1.99%, 1/17/17(1)	109,748	109,976
Hertz Fleet Lease Funding LP, Series 2014-1, Class D, VRN, 2.16%, 1/10/17(1)	200,000	199,667
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	58,436	57,971
Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26(1)	93,090	91,941
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.74%, 1/17/17(1)	194,185	193,600
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 1.94%, 1/17/17(1)	149,201	149,316
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A SEQ, 2.51%, 5/20/30(1)	172,993	173,005
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	139,121	137,844
MVW Owner Trust, Series 2013-1A, Class B, 2.74%, 4/22/30(1)	51,347	51,432
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	109,623	108,975
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	47,296	46,373
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 1.94%, 1/17/17(1)	50,000	50,171
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(1)	77,559	77,190
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(1)	26,754	26,720
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	92,555	92,143
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A, 2.43%, 6/20/32(1)	105,242	105,158
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	57,821	56,802
TAL Advantage V LLC, Series 2014-2A, Class B, 3.97%, 5/20/39(1)	244,750	225,750
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	138,032	136,546
TOTAL ASSET-BACKED SECURITIES (Cost $2,648,048)		2,624,743
MUTUAL FUNDS(3) — 8.1%
Emerging Markets Debt Fund R6 Class (Cost $2,235,866)	223,857	2,254,235
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 5.9%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class D, VRN, 2.60%, 1/15/17(1)	250,000	245,290

BLCP Hotel Trust, Series 2014-CLRN, Class C, VRN, 2.65%, 1/15/17(1)	175,000	173,319
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.71%, 1/1/17	260,000	282,615
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 1/1/17	75,000	78,622
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 1/1/17	125,000	130,146
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 1/1/17	250,000	261,255
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 4.97%, 1/1/17	190,000	198,527
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class B, VRN, 2.10%, 1/15/17(1)	75,000	73,808
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 1/1/17(1)	200,000	201,325
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,647,266)		1,644,907
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.6%
Argentina — 0.6%
Argentine Republic Government International Bond, 6.875%, 4/22/21 (Cost $164,209)	150,000	160,125
MUNICIPAL SECURITIES — 0.5%
State of Illinois GO, 4.35%, 6/1/18 (Cost $149,785)	146,667	148,487
COMMON STOCKS — 0.3%
Energy Equipment and Services — 0.3%
Basic Energy Services, Inc.(4) (Cost $134,432)	2,388	84,430
TEMPORARY CASH INVESTMENTS — 9.7%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $1,584,698), at 0.10%, dated 12/30/16, due 1/3/17 (Delivery value $1,552,017)		1,552,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,124,443	1,124,443
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,676,443)		2,676,443
TOTAL INVESTMENT SECURITIES — 98.9% (Cost $27,796,654)		27,354,156
OTHER ASSETS AND LIABILITIES — 1.1%		293,742
TOTAL NET ASSETS — 100.0%		$27,647,898

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	46,953	USD	34,988	JPMorgan Chase Bank N.A.	1/18/17	(1,117)
USD	35,130	AUD	46,953	JPMorgan Chase Bank N.A.	1/18/17	1,259
BRL	230,100	USD	67,976	UBS AG	1/18/17	2,436
BRL	110,505	USD	33,578	UBS AG	1/18/17	237
CAD	89,552	USD	67,403	JPMorgan Chase Bank N.A.	1/18/17	(692)
USD	30,350	CAD	41,189	JPMorgan Chase Bank N.A.	1/18/17	(333)
CHF	67,923	USD	67,582	Credit Suisse AG	1/18/17	(817)
USD	134,180	CHF	137,494	Credit Suisse AG	1/18/17	(969)
CLP	23,304,267	USD	35,028	UBS AG	1/18/17	(269)
CLP	20,611,940	USD	31,728	UBS AG	1/18/17	(985)
CLP	23,908,138	USD	35,827	UBS AG	1/18/17	(168)
USD	64,726	CLP	43,916,207	UBS AG	1/18/17	(775)
USD	35,760	COP	107,785,648	UBS AG	1/18/17	(50)
USD	734,038	EUR	681,951	JPMorgan Chase Bank N.A.	1/18/17	15,588
USD	67,430	HUF	19,669,409	UBS AG	1/18/17	445
IDR	471,245,742	USD	35,267	UBS AG	1/18/17	(419)
IDR	435,729,888	USD	32,433	UBS AG	1/18/17	(211)

USD	31,674	IDR	428,153,910	UBS AG	1/18/17	13
INR	2,394,520	USD	35,234	UBS AG	1/18/17	(35)
INR	2,150,932	USD	31,828	UBS AG	1/18/17	(210)
INR	4,633,357	USD	68,118	UBS AG	1/18/17	(8)
USD	67,657	KRW	79,243,033	UBS AG	1/18/17	2,019
USD	38,338	KRW	46,513,941	UBS AG	1/18/17	(190)
USD	67,715	MXN	1,384,147	JPMorgan Chase Bank N.A.	1/18/17	1,078
USD	37,364	MXN	777,555	JPMorgan Chase Bank N.A.	1/18/17	(70)
MYR	456,172	USD	103,511	Goldman Sachs & Co.	1/18/17	(1,861)
USD	103,136	MYR	456,172	Goldman Sachs & Co.	1/18/17	1,487
NZD	49,161	USD	34,982	JPMorgan Chase Bank N.A.	1/18/17	(846)
USD	34,058	NZD	49,161	JPMorgan Chase Bank N.A.	1/18/17	(78)
PHP	3,336,138	USD	66,441	UBS AG	1/18/17	653
USD	102,401	PHP	5,094,438	UBS AG	1/18/17	(55)
USD	67,482	PLN	281,989	UBS AG	1/18/17	114
USD	36,080	PLN	153,609	UBS AG	1/18/17	(618)
RUB	4,302,591	USD	66,994	UBS AG	1/18/17	2,976
RUB	2,089,148	USD	33,588	UBS AG	1/18/17	387
SEK	293,374	USD	31,994	Goldman Sachs & Co.	1/18/17	240
SEK	321,876	USD	35,022	Goldman Sachs & Co.	1/18/17	344
SEK	630,166	USD	69,192	Goldman Sachs & Co.	1/18/17	48
USD	67,609	SEK	615,250	Goldman Sachs & Co.	1/18/17	9
USD	67,499	SGD	95,792	JPMorgan Chase Bank N.A.	1/18/17	1,359
USD	36,584	SGD	53,028	JPMorgan Chase Bank N.A.	1/18/17	(30)
USD	68,610	THB	2,465,873	UBS AG	1/18/17	(240)
TRY	115,305	USD	32,827	JPMorgan Chase Bank N.A.	1/18/17	(234)
USD	67,911	TRY	237,493	JPMorgan Chase Bank N.A.	1/18/17	780
USD	68,685	TRY	244,478	JPMorgan Chase Bank N.A.	1/18/17	(420)
TWD	1,042,844	USD	32,877	UBS AG	1/18/17	(686)
TWD	1,114,953	USD	34,859	UBS AG	1/18/17	(442)
USD	67,519	TWD	2,157,797	UBS AG	1/18/17	911
ZAR	1,436,045	USD	103,315	JPMorgan Chase Bank N.A.	1/18/17	983
ZAR	488,711	USD	35,826	JPMorgan Chase Bank N.A.	1/18/17	(332)
USD	34,957	ZAR	481,577	JPMorgan Chase Bank N.A.	1/18/17	(19)
						20,187

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
17	U.S. Treasury 10-Year Notes	March 2017	2,112,781	3,649

SWAP AGREEMENTS*
CENTRALLY CLEARED CREDIT DEFAULT
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America High Yield 25 Index	247,500	Sell	5.00	12/20/20	3.08	15,387	17,314
CDX North America Investment Grade 27 Index	1,000,000	Sell	1.00	12/20/21	0.68	4,222	15,463
						19,609	32,777

CREDIT DEFAULT
Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value**** ($)
Bank of America N.A./ Camden Property Trust	125,000	Buy	1.00	12/20/19	(526)	(346)	(872)
Barclays Bank plc/ AES Corp. (The)	125,000	Sell	5.00	9/20/17	3,358	1,092	4,450
Barclays Bank plc/ Calpine Corp.	125,000	Sell	5.00	9/20/17	2,744	1,541	4,285
Barclays Bank plc/ Dominion Resources, Inc.	125,000	Buy	1.00	6/20/20	(2,646)	(298)	(2,944)
Barclays Bank plc/ NRG Energy, Inc.	125,000	Sell	5.00	9/20/17	3,120	1,176	4,296
Barclays Bank plc/ Parker Drilling Co.	125,000	Sell	5.00	9/20/17	2,931	596	3,527
Barclays Bank plc/ Procter & Gamble Co. (The)	125,000	Buy	1.00	6/20/20	(3,515)	(131)	(3,646)
Deutsche Bank AG/ Host Hotels & Resorts, Inc.	125,000	Buy	1.00	9/20/19	(872)	(1,076)	(1,948)
Deutsche Bank AG/ International Business Machines Corp.	125,000	Buy	1.00	9/20/19	(1,830)	(866)	(2,696)
Goldman Sachs & Co./ Kellogg Co.	125,000	Buy	1.00	12/20/19	(1,344)	(813)	(2,157)
Goldman Sachs & Co./ M.D.C. Holdings, Inc.	125,000	Buy	1.00	6/20/20	2,702	(1,747)	955
Goldman Sachs & Co./ Starwood Hotels & Resorts	125,000	Buy	1.00	6/20/20	(866)	(2,110)	(2,976)
Morgan Stanley & Co./ D.R. Horton, Inc.	125,000	Sell	1.00	6/20/20	(2,002)	2,852	850
Morgan Stanley & Co./ Frontier Communications Corp.	125,000	Sell	5.00	9/20/17	3,205	860	4,065
Morgan Stanley & Co./ HCA, Inc.	125,000	Sell	5.00	9/20/17	3,503	979	4,482
Morgan Stanley & Co./ Hertz Corp. (The)	125,000	Sell	5.00	9/20/17	3,473	456	3,929
Morgan Stanley & Co./ International Lease Finance Corp.	125,000	Sell	5.00	9/20/17	3,253	1,153	4,406
Morgan Stanley & Co./ Lennar Corp.	125,000	Sell	5.00	6/20/20	12,161	3,619	15,780
Morgan Stanley & Co./ Mondelez International, Inc.	125,000	Buy	1.00	9/20/19	(1,830)	(630)	(2,460)
Morgan Stanley & Co./ PepsiCo, Inc.	125,000	Buy	1.00	9/20/19	(1,998)	(534)	(2,532)
					23,021	5,773	28,794

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

****The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
EUR	-	Euro
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
KRW	-	South Korean Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $5,644,030, which represented 20.4% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(4)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	14,424,306	—
Collateralized Mortgage Obligations	—	3,336,480	—
Asset-Backed Securities	—	2,624,743	—
Mutual Funds	2,254,235	—	—
Commercial Mortgage-Backed Securities	—	1,644,907	—
Sovereign Governments and Agencies	—	160,125	—
Municipal Securities	—	148,487	—
Common Stocks	84,430	—	—
Temporary Cash Investments	1,124,443	1,552,000	—
	3,463,108	23,891,048	—
Other Financial Instruments
Futures Contracts	3,649	—	—
Swap Agreements	—	83,802	—
Forward Foreign Currency Exchange Contracts	—	33,366	—
	3,649	117,168	—

Liabilities
Other Financial Instruments
Swap Agreements	—	22,231	—
Forward Foreign Currency Exchange Contracts	—	13,179	—
	—	35,410	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the nine months ended December 31, 2016 follows:

Affiliated Fund(1)	Beginning Value ($)	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(2) ($)	Ending Value ($)
Emerging Markets Debt Fund R6 Class	2,140,147	78,034	—	—	78,005	2,254,235

(1) Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

4. Federal Tax Information

As of December 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$27,796,654
Gross tax appreciation of investments	$118,779
Gross tax depreciation of investments	(561,277)
Net tax appreciation (depreciation) of investments	$(442,498)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Income Fund
December 31, 2016

Strategic Income - Schedule of Investments
DECEMBER 31, 2016 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 39.3%
Airlines — 0.3%
United Continental Holdings, Inc., 6.375%, 6/1/18		25,000	26,188
Auto Components — 0.8%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22		75,000	77,715
Automobiles — 1.3%
Ford Motor Credit Co. LLC, MTN, 2.94%, 1/8/19		70,000	70,809
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(1)		25,000	25,781
Jaguar Land Rover Automotive plc, 5.625%, 2/1/23(1)		25,000	26,156
			122,746
Banks — 2.3%
Akbank TAS, 3.875%, 10/24/17		15,000	15,080
Banco do Brasil SA, 3.875%, 1/23/17		15,000	15,033
BBVA Banco Continental SA, 3.25%, 4/8/18(1)		30,000	30,300
CGG SA, 6.50%, 6/1/21		25,000	11,625
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	50,000	58,766
ICICI Bank Ltd. (Dubai), 4.70%, 2/21/18		$15,000	15,376
Itau CorpBanca, 3.125%, 1/15/18		15,000	15,171
Post Holdings, Inc., 6.75%, 12/1/21(1)		50,000	53,500
			214,851
Building Products — 0.5%
Masco Corp., 4.45%, 4/1/25		50,000	51,000
Capital Markets — 0.2%
DBS Bank Ltd., VRN, 3.625%, 9/21/17		15,000	15,135
Commercial Services and Supplies — 1.0%
Covanta Holding Corp., 5.875%, 3/1/24		50,000	48,250
Envision Healthcare Corp., 5.125%, 7/1/22(1)		50,000	50,063
			98,313
Consumer Finance — 0.6%
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		50,000	52,750
Containers and Packaging — 1.9%
Berry Plastics Corp., 5.125%, 7/15/23		50,000	51,125
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		50,000	51,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)		75,000	76,312
			178,687
Diversified Financial Services — 1.4%
Ally Financial, Inc., 3.50%, 1/27/19		20,000	20,150
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	50,000	60,024
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.875%, 3/15/19		$50,000	50,750
			130,924
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 4.45%, 4/1/24		50,000	52,143
Energy Equipment and Services — 0.6%
Ensco plc, 4.70%, 3/15/21		45,000	43,511
FTS International, Inc., 6.25%, 5/1/22		15,000	12,525
			56,036
Equity Real Estate Investment Trusts (REITs) — 0.8%
Crown Castle International Corp., 5.25%, 1/15/23		70,000	75,600
Gas Utilities — 2.5%
Energy Transfer Partners LP, 2.50%, 6/15/18		70,000	70,270

MPLX LP, 4.875%, 12/1/24	63,000	64,899
Rockies Express Pipeline LLC, 6.85%, 7/15/18(1)	25,000	26,531
Rockies Express Pipeline LLC, 6.00%, 1/15/19(1)	25,000	26,375
Williams Cos., Inc. (The), 3.70%, 1/15/23	50,000	48,500
		236,575
Health Care Equipment and Supplies — 0.5%
Mallinckrodt International Finance SA, 3.50%, 4/15/18	50,000	50,188
Health Care Providers and Services — 3.3%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	25,000	24,969
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	50,000	46,500
DaVita, Inc., 5.75%, 8/15/22	65,000	68,169
Fresenius Medical Care US Finance, Inc., 5.75%, 2/15/21(1)	25,000	27,125
HCA, Inc., 3.75%, 3/15/19	40,000	41,200
LifePoint Health, Inc., 5.50%, 12/1/21	50,000	52,031
Tenet Healthcare Corp., 4.75%, 6/1/20	25,000	25,250
Tenet Healthcare Corp., 6.00%, 10/1/20	25,000	26,125
		311,369
Hotels, Restaurants and Leisure — 1.1%
Aramark Services, Inc., 4.75%, 6/1/26(1)	75,000	74,437
Wynn Macau Ltd., 5.25%, 10/15/21(1)	25,000	25,313
		99,750
Household Durables — 2.9%
KB Home, 7.25%, 6/15/18	50,000	53,250
Lennar Corp., 4.75%, 5/30/25	50,000	49,000
PulteGroup, Inc., 5.50%, 3/1/26	75,000	74,719
Toll Brothers Finance Corp., 5.625%, 1/15/24	25,000	26,063
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	65,000	66,462
		269,494
Household Products — 0.7%
Spectrum Brands, Inc., 6.625%, 11/15/22	65,000	69,388
Industrial Conglomerates — 0.8%
HD Supply, Inc., 5.75%, 4/15/24(1)	75,000	79,365
Insurance — 1.3%
International Lease Finance Corp., 4.625%, 4/15/21	50,000	51,937
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(1)	25,000	22,313
Voya Financial, Inc., VRN, 5.65%, 5/15/23	50,000	49,313
		123,563
IT Services — 0.5%
First Data Corp., 5.00%, 1/15/24(1)	50,000	50,454
Machinery — 0.8%
Terex Corp., 6.00%, 5/15/21	75,000	76,969
Media — 3.8%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	75,000	77,812
CSC Holdings LLC, 7.875%, 2/15/18	50,000	52,875
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	120,000	122,550
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	50,000	52,375
TEGNA, Inc., 5.125%, 7/15/20	50,000	51,938
		357,550
Metals and Mining — 1.4%
Arconic, Inc., 5.40%, 4/15/21	25,000	26,594

First Quantum Minerals Ltd., 6.75%, 2/15/20(1)	50,000	50,125
Teck Resources Ltd., 4.75%, 1/15/22	50,000	50,375
		127,094
Multi-Utilities — 1.1%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	75,000	76,500
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	30,000	30,045
		106,545
Oil, Gas and Consumable Fuels — 1.2%
Continental Resources, Inc., 5.00%, 9/15/22	60,000	60,788
MEG Energy Corp., 7.00%, 3/31/24(1)	25,000	22,750
Petrobras Global Finance BV, 5.375%, 1/27/21	30,000	29,415
		112,953
Pharmaceuticals — 0.8%
Endo Finance LLC, 5.75%, 1/15/22(1)	50,000	44,750
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	10,000	9,525
Valeant Pharmaceuticals International, Inc., 5.625%, 12/1/21(1)	25,000	19,500
		73,775
Semiconductors and Semiconductor Equipment — 0.6%
NXP BV / NXP Funding LLC, 5.75%, 2/15/21(1)	25,000	25,844
NXP BV / NXP Funding LLC, 5.75%, 3/15/23(1)	25,000	26,437
		52,281
Specialty Retail — 1.9%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.50%, 4/1/23	50,000	49,312
Hertz Corp. (The), 6.75%, 4/15/19	27,000	27,068
Sally Holdings LLC / Sally Capital, Inc., 5.75%, 6/1/22	50,000	52,187
United Rentals North America, Inc., 6.125%, 6/15/23	50,000	53,250
		181,817
Technology Hardware, Storage and Peripherals — 0.3%
Seagate HDD Cayman, 4.75%, 6/1/23	30,000	29,756
Textiles, Apparel and Luxury Goods — 0.7%
Hanesbrands, Inc., 4.625%, 5/15/24(1)	70,000	68,250
Wireless Telecommunication Services — 0.8%
T-Mobile USA, Inc., 6.625%, 4/1/23	70,000	74,375
TOTAL CORPORATE BONDS (Cost $3,763,793)		3,703,599
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 19.8%
Private Sponsor Collateralized Mortgage Obligations — 17.2%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.22%, 1/1/17	81,031	81,072
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.16%, 1/1/17	40,331	38,850
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.91%, 1/25/17	12,297	12,228
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 3.05%, 1/1/17	11,886	11,361
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	38,605	40,022
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.60%, 1/1/17	114,575	112,987
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.04%, 1/1/17	58,614	57,722
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 2.76%, 1/25/17	44,629	46,186
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-3, Class 1A1, VRN, 5.45%, 1/1/17	50,082	48,286
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.90%, 1/1/17	32,087	28,195
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.08%, 1/1/17	212,532	213,252
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 3.09%, 1/1/17	19,891	19,816
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.94%, 1/25/17	101,508	99,843

WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.80%, 1/1/17	7,698	7,529
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 2.80%, 1/1/17	40,404	39,864
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.00%, 1/1/17	24,676	24,905
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	26,991	26,705
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 3.08%, 1/1/17	35,000	33,629
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 6A3, VRN, 3.07%, 1/1/17	25,233	25,482
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	19,784	19,386
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	29,624	29,821
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 2.96%, 1/1/17	87,807	79,936
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.03%, 1/1/17	26,200	25,227
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 3.04%, 1/1/17	36,682	36,035
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 2.94%, 1/1/17	100,282	94,858
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 3.08%, 1/1/17	49,718	49,005
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.07%, 1/1/17	10,827	10,081
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 3.23%, 1/1/17	26,822	24,955
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 3.03%, 1/1/17	78,568	72,256
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 3.15%, 1/1/17	32,452	30,599
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	63,520	62,514
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	10,002	9,930
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-4, Class A15, 6.00%, 4/25/37	33,882	33,385
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-7, Class A1, 6.00%, 6/25/37	76,519	75,213
		1,621,135
U.S. Government Agency Collateralized Mortgage Obligations — 2.6%
FNMA, Series 2016-C03, Class 2M2, VRN, 6.66%, 1/25/17	75,000	82,982
FNMA, Series 2016-C04, Class 1M2, VRN, 5.01%, 1/25/17	100,000	103,816
FNMA, Series 2016-C05, Class 2M2, VRN, 5.21%, 1/25/17	60,000	62,462
		249,260
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,863,302)		1,870,395
MUTUAL FUNDS(3) — 14.6%
Emerging Markets Debt Fund R6 Class (Cost $1,349,844)	136,555	1,375,110
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 7.5%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class D, VRN, 2.60%, 1/15/17(1)	50,000	49,058
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	50,000	50,181
BLCP Hotel Trust, Series 2014-CLRN, Class C, VRN, 2.65%, 1/15/17(1)	50,000	49,520
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.71%, 1/1/17	65,000	70,654
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 1/1/17	50,000	52,415
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 1/1/17	25,000	26,351
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 1/1/17	30,000	31,235
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 1/1/17	25,000	25,215
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	25,000	24,014
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(1)	25,000	25,304
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	25,000	25,151
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	50,000	50,632
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 1/1/17	25,000	25,255
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 2.98%, 1/1/17(1)	25,000	24,047
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 1/1/17	60,000	62,701
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 4.97%, 1/1/17	37,000	38,661

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, VRN, 3.46%, 8/15/49	40,000	39,358
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 1/1/17(1)	40,000	40,265
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $717,855)		710,017
ASSET-BACKED SECURITIES(2) — 4.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	25,000	24,787
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 1.99%, 1/17/17(1)	39,909	39,992
Hertz Fleet Lease Funding LP, Series 2014-1, Class D, VRN, 2.16%, 1/10/17(1)	50,000	49,917
Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26(1)	18,618	18,388
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.74%, 1/17/17(1)	48,546	48,400
Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.50%, 5/20/30(1)	14,416	14,617
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	27,406	27,244
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	37,022	36,857
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A, 2.43%, 6/20/32(1)	42,097	42,063
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	19,274	18,934
TAL Advantage V LLC, Series 2014-2A, Class B, 3.97%, 5/20/39(1)	51,917	47,887
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	46,011	45,515
TOTAL ASSET-BACKED SECURITIES (Cost $420,248)		414,601
PREFERRED STOCKS — 4.0%
Banks — 2.8%
Bank of America Corp., 5.20%	135,000	129,600
Citigroup, Inc., 5.90%	135,000	136,856
		266,456
Equity Real Estate Investment Trusts (REITs) — 0.8%
DDR Corp., 6.25%	1,400	33,362
Kimco Realty Corp., 5.625%	1,800	42,156
		75,518
Insurance — 0.4%
XLIT Ltd., 6.50%	50,000	39,125
TOTAL PREFERRED STOCKS (Cost $392,961)		381,099
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.5%
Colombia — 1.3%
Colombia Government International Bond, 7.375%, 9/18/37	100,000	122,000
Dominican Republic — 1.1%
Dominican Republic International Bond, 6.875%, 1/29/26	100,000	104,310
Egypt — 1.1%
Egypt Government International Bond, 5.75%, 4/29/20	100,000	101,361
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $353,960)		327,671
U.S. TREASURY SECURITIES — 3.1%
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26 (Cost $297,896)	302,508	292,652
COMMON STOCKS — 0.4%
Energy Equipment and Services — 0.4%
Basic Energy Services, Inc.(4) (Cost $53,682)	955	33,772
TEMPORARY CASH INVESTMENTS — 2.4%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 11/15/42, valued at $136,606), at 0.10%, dated 12/30/16, due 1/3/17 (Delivery value $130,001)		130,000

State Street Institutional U.S. Government Money Market Fund, Premier Class	94,421	94,421
TOTAL TEMPORARY CASH INVESTMENTS (Cost $224,421)		224,421
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $9,437,962)		9,333,337
OTHER ASSETS AND LIABILITIES — 1.0%		96,302
TOTAL NET ASSETS — 100.0%		$9,429,639

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	16,029	USD	11,944	JPMorgan Chase Bank N.A.	1/18/17	(381)
USD	11,993	AUD	16,029	JPMorgan Chase Bank N.A.	1/18/17	430
BRL	78,609	USD	23,223	UBS AG	1/18/17	832
BRL	37,376	USD	11,357	UBS AG	1/18/17	80
CAD	30,571	USD	23,010	JPMorgan Chase Bank N.A.	1/18/17	(236)
USD	10,391	CAD	14,102	JPMorgan Chase Bank N.A.	1/18/17	(114)
CHF	23,187	USD	23,070	Credit Suisse AG	1/18/17	(279)
USD	45,822	CHF	46,954	Credit Suisse AG	1/18/17	(331)
CLP	7,124,447	USD	10,967	UBS AG	1/18/17	(340)
CLP	7,955,525	USD	11,958	UBS AG	1/18/17	(92)
CLP	8,146,103	USD	12,207	UBS AG	1/18/17	(57)
USD	22,226	CLP	15,079,972	UBS AG	1/18/17	(266)
USD	12,184	COP	36,725,277	UBS AG	1/18/17	(17)
USD	124,849	EUR	115,990	JPMorgan Chase Bank N.A.	1/18/17	2,651
USD	23,019	HUF	6,714,671	UBS AG	1/18/17	152
IDR	160,872,144	USD	12,039	UBS AG	1/18/17	(143)
IDR	148,976,884	USD	11,089	UBS AG	1/18/17	(72)
USD	10,853	IDR	146,702,445	UBS AG	1/18/17	4
INR	817,432	USD	12,028	UBS AG	1/18/17	(12)
INR	743,388	USD	11,000	UBS AG	1/18/17	(72)
INR	1,574,926	USD	23,154	UBS AG	1/18/17	(3)
USD	23,096	KRW	27,051,696	UBS AG	1/18/17	689
USD	13,000	KRW	15,771,951	UBS AG	1/18/17	(64)
USD	23,133	MXN	472,865	JPMorgan Chase Bank N.A.	1/18/17	368
USD	12,650	MXN	263,253	JPMorgan Chase Bank N.A.	1/18/17	(24)
MYR	155,726	USD	35,336	Goldman Sachs & Co.	1/18/17	(635)
USD	35,208	MYR	155,726	Goldman Sachs & Co.	1/18/17	508
NZD	16,782	USD	11,942	JPMorgan Chase Bank N.A.	1/18/17	(289)
USD	11,626	NZD	16,782	JPMorgan Chase Bank N.A.	1/18/17	(27)
PHP	1,138,435	USD	22,672	UBS AG	1/18/17	223
USD	34,957	PHP	1,739,121	UBS AG	1/18/17	(19)
USD	23,037	PLN	96,264	UBS AG	1/18/17	39
USD	12,343	PLN	52,549	UBS AG	1/18/17	(211)
RUB	1,468,803	USD	22,870	UBS AG	1/18/17	1,016
RUB	714,799	USD	11,492	UBS AG	1/18/17	132
SEK	99,506	USD	10,852	Goldman Sachs & Co.	1/18/17	82
SEK	110,526	USD	12,026	Goldman Sachs & Co.	1/18/17	118
SEK	214,713	USD	23,575	Goldman Sachs & Co.	1/18/17	16
USD	23,080	SEK	210,032	Goldman Sachs & Co.	1/18/17	3
USD	23,043	SGD	32,701	JPMorgan Chase Bank N.A.	1/18/17	464
USD	12,515	SGD	18,140	JPMorgan Chase Bank N.A.	1/18/17	(10)

USD	23,377	THB	840,185	UBS AG	1/18/17	(82)
TRY	39,117	USD	11,136	JPMorgan Chase Bank N.A.	1/18/17	(79)
USD	23,183	TRY	81,074	JPMorgan Chase Bank N.A.	1/18/17	266
USD	23,291	TRY	82,903	JPMorgan Chase Bank N.A.	1/18/17	(142)
TWD	382,853	USD	11,970	UBS AG	1/18/17	(152)
TWD	353,768	USD	11,153	UBS AG	1/18/17	(233)
USD	23,049	TWD	736,621	UBS AG	1/18/17	311
ZAR	489,421	USD	35,211	JPMorgan Chase Bank N.A.	1/18/17	335
ZAR	166,705	USD	12,221	JPMorgan Chase Bank N.A.	1/18/17	(113)
USD	11,934	ZAR	164,399	JPMorgan Chase Bank N.A.	1/18/17	(7)
						4,217

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
1	U.S. Treasury 10-Year Ultra Notes	March 2017	134,063	208

CREDIT DEFAULT SWAP AGREEMENTS*
Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value*** ($)
Bank of America N.A./ Camden Property Trust	25,000	Buy	1.00	12/20/19	(105)	(69)	(174)
Barclays Bank plc/ AES Corp. (The)	25,000	Sell	5.00	9/20/17	672	218	890
Barclays Bank plc/ Calpine Corp.	25,000	Sell	5.00	9/20/17	549	308	857
Barclays Bank plc/ Dominion Resources, Inc.	25,000	Buy	1.00	6/20/20	(529)	(60)	(589)
Barclays Bank plc/ NRG Energy, Inc.	25,000	Sell	5.00	9/20/17	624	235	859
Barclays Bank plc/ Parker Drilling Co.	25,000	Sell	5.00	9/20/17	586	119	705
Barclays Bank plc/ Procter & Gamble Co. (The)	25,000	Buy	1.00	6/20/20	(703)	(26)	(729)
Deutsche Bank AG/ Host Hotels & Resorts, Inc.	25,000	Buy	1.00	9/20/19	(174)	(216)	(390)
Deutsche Bank AG/ International Business Machines Corp.	25,000	Buy	1.00	9/20/19	(366)	(173)	(539)
Goldman Sachs & Co./ Kellogg Co.	25,000	Buy	1.00	12/20/19	(269)	(162)	(431)
Goldman Sachs & Co./ M.D.C. Holdings, Inc.	25,000	Buy	1.00	6/20/20	540	(349)	191
Goldman Sachs & Co./ Starwood Hotels & Resorts	25,000	Buy	1.00	6/20/20	(173)	(422)	(595)
Morgan Stanley & Co./ D.R. Horton, Inc.	25,000	Sell	1.00	6/20/20	(400)	570	170
Morgan Stanley & Co./ Frontier Communications Corp.	25,000	Sell	5.00	9/20/17	641	172	813
Morgan Stanley & Co./ HCA, Inc.	25,000	Sell	5.00	9/20/17	700	196	896
Morgan Stanley & Co./ Hertz Corp. (The)	25,000	Sell	5.00	9/20/17	695	91	786
Morgan Stanley & Co./ International Lease Finance Corp.	25,000	Sell	5.00	9/20/17	650	231	881
Morgan Stanley & Co./ Lennar Corp.	25,000	Sell	5.00	6/20/20	2,432	724	3,156
Morgan Stanley & Co./ Mondelez International, Inc.	25,000	Buy	1.00	9/20/19	(366)	(126)	(492)
Morgan Stanley & Co./ PepsiCo, Inc.	25,000	Buy	1.00	9/20/19	(400)	(106)	(506)
					4,604	1,155	5,759

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
EUR	-	Euro
FNMA	-	Federal National Mortgage Association
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
KRW	-	South Korean Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,714,258, which represented 18.2% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(4)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	3,703,599	—
Collateralized Mortgage Obligations	—	1,870,395	—
Mutual Funds	1,375,110	—	—
Commercial Mortgage-Backed Securities	—	710,017	—
Asset-Backed Securities	—	414,601	—
Preferred Stocks	75,518	305,581	—
Sovereign Governments and Agencies	—	327,671	—
U.S. Treasury Securities	—	292,652	—
Common Stocks	33,772	—	—
Temporary Cash Investments	94,421	130,000	—
	1,578,821	7,754,516	—
Other Financial Instruments
Futures Contracts	208	—	—
Swap Agreements	—	10,204	—
Forward Foreign Currency Exchange Contracts	—	8,719	—
	208	18,923	—

Liabilities
Other Financial Instruments
Swap Agreements	—	4,445	—
Forward Foreign Currency Exchange Contracts	—	4,502	—
	—	8,947	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the nine months ended December 31, 2016 follows:

Affiliated Fund(1)	Beginning Value ($)	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(2) ($)	Ending Value ($)
Emerging Markets Debt Fund R6 Class	1,305,515	47,601	—	—	47,584	1,375,110

(1) Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

4. Federal Tax Information

As of December 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$9,437,962
Gross tax appreciation of investments	$98,457
Gross tax depreciation of investments	(203,082)
Net tax appreciation (depreciation) of investments	$(104,625)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
U.S. Government Money Market Fund
December 31, 2016

U.S. Government Money Market - Schedule of Investments
DECEMBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY SECURITIES(1) — 45.2%
Adjustable-Rate U.S. Government Agency Securities — 29.3%
Federal Farm Credit Bank, VRN, 0.72%, 1/3/17	25,000,000	24,999,389
Federal Farm Credit Bank, VRN, 0.68%, 1/4/17	5,000,000	4,999,873
Federal Farm Credit Bank, VRN, 0.79%, 1/20/17	30,000,000	29,999,638
Federal Farm Credit Bank, VRN, 0.81%, 1/27/17	6,000,000	6,000,336
Federal Home Loan Bank, VRN, 0.63%, 1/22/17	60,000,000	60,000,000
Federal Home Loan Bank, VRN, 0.64%, 1/11/17	40,000,000	40,000,049
Federal Home Loan Bank, VRN, 0.67%, 1/13/17	30,000,000	30,000,000
Federal Home Loan Bank, VRN, 0.68%, 1/13/17	20,000,000	20,000,000
Federal Home Loan Bank, VRN, 0.62%, 1/20/17	100,000,000	100,000,000
Federal Home Loan Bank, VRN, 0.63%, 1/22/17	90,000,000	90,000,000
Federal Home Loan Bank, VRN, 0.84%, 1/23/17	13,000,000	13,000,000
Federal Home Loan Bank, VRN, 0.64%, 1/24/17	100,000,000	100,000,000
Federal Home Loan Bank, VRN, 0.77%, 1/27/17	20,000,000	19,999,897
Federal Home Loan Bank, VRN, 0.79%, 2/1/17	65,000,000	65,000,000
Federal Home Loan Bank, VRN, 0.76%, 2/2/17	8,500,000	8,500,000
Federal Home Loan Bank, VRN, 0.75%, 2/13/17	15,000,000	15,000,665
		627,499,847
Fixed-Rate U.S. Government Agency Securities — 15.9%
Federal Farm Credit Bank, 0.60%, 4/21/17	5,000,000	4,999,965
Federal Farm Credit Bank, 0.65%, 5/9/17	10,000,000	9,998,950
Federal Home Loan Bank, 0.45%, 1/18/17	25,000,000	24,994,711
Federal Home Loan Bank, 0.53%, 2/1/17	1,800,000	1,799,194
Federal Home Loan Bank, 0.49%, 2/8/17	5,000,000	4,997,440
Federal Home Loan Bank, 0.75%, 4/13/17	13,670,000	13,677,595
Federal Home Loan Bank, 0.625%, 4/20/17	15,000,000	15,003,036
Federal Home Loan Bank, 0.65%, 4/28/17	26,000,000	26,000,000
Federal Home Loan Bank, 4.875%, 5/17/17	10,025,000	10,183,265
Federal Home Loan Bank, 0.875%, 5/24/17	23,395,000	23,418,576
Federal Home Loan Bank, 0.625%, 5/30/17	24,010,000	24,012,817
Federal Home Loan Bank, 5.25%, 6/5/17	11,540,000	11,767,255
Federal Home Loan Bank, 1.00%, 6/21/17	11,745,000	11,764,895
Federal Home Loan Bank, 0.625%, 6/27/17	22,495,000	22,494,872
Federal Home Loan Bank, 0.80%, 6/30/17	3,950,000	3,953,166
Federal Home Loan Bank, 0.69%, 7/26/17	5,000,000	5,000,000
Federal Home Loan Bank, 0.75%, 8/15/17	6,666,667	6,666,667
Federal Home Loan Bank, 0.75%, 8/23/17	14,000,000	14,000,000
Federal Home Loan Mortgage Corp., 1.00%, 6/29/17	7,208,000	7,220,793
Federal Home Loan Mortgage Corp., 1.00%, 7/28/17	15,000,000	15,030,413
Federal National Mortgage Association, 1.25%, 1/30/17	38,097,000	38,123,111
Federal National Mortgage Association, 0.58%, 6/1/17	15,000,000	14,964,323
Federal National Mortgage Association, 0.61%, 6/1/17	15,000,000	14,962,453
Federal National Mortgage Association, 0.64%, 6/1/17	15,350,000	15,309,651
		340,343,148
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		967,842,995
U.S. TREASURY SECURITIES (1) — 25.6%
U.S. Treasury Bills, 0.65%, 7/20/17	10,000,000	9,969,056

U.S. Treasury Notes, VRN, 0.63%, 1/4/17	25,000,000	24,998,887
U.S. Treasury Notes, VRN, 0.75%, 1/4/17	7,500,000	7,500,251
U.S. Treasury Notes, 0.50%, 1/31/17	100,000,000	100,001,562
U.S. Treasury Notes, 0.875%, 1/31/17	100,000,000	100,041,282
U.S. Treasury Notes, 3.125%, 1/31/17	100,000,000	100,214,172
U.S. Treasury Notes, 0.875%, 2/28/17	25,000,000	25,019,171
U.S. Treasury Notes, 1.00%, 3/31/17	50,000,000	50,067,600
U.S. Treasury Notes, 3.25%, 3/31/17	130,000,000	130,875,561
TOTAL U.S. TREASURY SECURITIES		548,687,542
MUNICIPAL SECURITIES — 16.4%
ABAG Finance Authority for Nonprofit Corps. Rev., (2471 Shattuck LLC), VRDN, 0.75%, 1/5/17 (LIQ FAC: FNMA)	2,015,000	2,015,000
Arkansas Development Finance Authority Rev., (Capri LLC), VRDN, 0.82%, 1/5/17 (LOC: Arvest Bank and FHLB)	5,200,000	5,200,000
California Infrastructure & Economic Development Bank Rev., (South Malt Avenue Corp.), VRDN, 0.77%, 1/5/17 (LOC: City National Bank and FHLB)	1,295,000	1,295,000
California Statewide Communities Development Authority Rev., (OakmontSL of Alameda LP), VRDN, 0.77%, 1/5/17 (LOC: East West Bank and FHLB)	4,320,000	4,320,000
California Statewide Communities Development Authority Rev., (Village at Hesperia LP), VRDN, 0.60%, 1/5/17 (LIQ FAC: FNMA)	2,300,000	2,300,000
City & County of Denver Rev., (Garden Court Mutual Housing Association, Inc.), VRDN, 0.60%, 1/5/17 (LIQ FAC: FNMA)	5,995,000	5,995,000
District of Columbia Housing Finance Agency Rev., (Park 7 Residential LP), VRDN, 0.72%, 1/5/17 (LIQ FAC: FHLMC)	9,700,000	9,700,000
Florida Housing Finance Corp. Rev., (Brentwood Club on Millenia Boulevard Partners Ltd.), VRDN, 0.75%, 1/5/17 (LOC: FNMA)	260,000	260,000
Housing Development Corp. Rev., (1133 Manhattan Avenue LLC), VRDN, 0.73%, 1/4/17 (LIQ FAC: FHLMC)	13,230,000	13,230,000
Housing Development Corp. Rev., (Rivereast Apartments LLC), VRDN, 0.75%, 1/4/17 (LIQ FAC: FHLMC)	875,000	875,000
Illinois Finance Authority Rev., (Lake Towers Associates II LP), VRDN, 1.03%, 1/5/17 (LIQ FAC: FHLMC)	3,465,000	3,465,000
Indianapolis Rev., (Farh-Fox Lake Affordable Housing, Inc.), VRDN, 0.68%, 1/5/17 (LIQ FAC: FNMA)	17,110,000	17,110,000
JJB Properties LLC Rev., VRDN, 0.76%, 1/5/17 (LOC: Arvest Bank and FHLB)	4,075,000	4,075,000
Louisiana State Local Government Environmental Facilities & Community Development Authority Rev., (EPT Slidell, Inc.), VRDN, 0.76%, 1/4/17 (LOC: First NBC Bank and FHLB)	10,635,000	10,635,000
Louisiana State Local Government Environmental Facilities & Community Development Authority Rev., (Go To The Show LLC), VRDN, 0.76%, 1/4/17 (LOC: First NBC Bank and FHLB)	14,360,000	14,360,000
Lynchburg Industrial Development Authority Rev., (Centra Health, Inc.), VRDN, 0.72%, 1/5/17 (NATL)(LOC: FHLB and Suntrust Bank)	14,910,000	14,910,000
Lynchburg Industrial Development Authority Rev., (Centra Health, Inc.), VRDN, 0.72%, 1/5/17 (NATL)(LOC: FHLB and Suntrust Bank)	6,175,000	6,175,000
Lynchburg Industrial Development Authority Rev., (Centra Health, Inc.), VRDN, 0.72%, 1/5/17 (NATL)(LOC: FHLB and Suntrust Bank)	5,115,000	5,115,000
Massachusetts Development Finance Agency Rev., (Cordis Mills LLC), VRDN, 0.78%, 1/4/17 (LIQ FAC: FNMA)	9,850,000	9,850,000
Nevada Housing Division Rev., (Vista Creek Apartments LLC), VRDN, 0.80%, 1/5/17 (LOC: East West Bank and FHLB)	13,515,000	13,515,000
New York City Industrial Development Agency Rev., (Female Academy of the Sacred Heart), VRDN, 0.65%, 1/8/17 (LOC: First Republic Bank and FHLB)	14,515,000	14,515,000
New York State Housing Finance Agency Rev., (1010 Sixth Associates LLC), VRDN, 0.60%, 1/4/17 (LIQ FAC: FNMA)	4,000,000	4,000,000
New York State Housing Finance Agency Rev., (1500 Lexington Associates LLC), VRDN, 0.76%, 1/4/17 (LIQ FAC: FNMA)	15,000,000	15,000,000
New York State Housing Finance Agency Rev., (FC Foley Square Associates LLC), VRDN, 0.75%, 1/4/17 (LIQ FAC: FNMA)	12,000,000	12,000,000
New York State Housing Finance Agency Rev., (Maiden Lane Properties LLC), VRDN, 0.81%, 1/4/17 (LIQ FAC: FNMA)	1,500,000	1,500,000
New York State Housing Finance Agency Rev., (Middletown Overlook Preservation LP), VRDN, 0.75%, 1/4/17 (LIQ FAC: FNMA)	4,500,000	4,500,000
New York State Housing Finance Agency Rev., (Ocean Park Acquisition LP), VRDN, 0.76%, 1/4/17 (LIQ FAC: FNMA)	7,000,000	7,000,000
New York State Housing Finance Agency Rev., (River Place II LLC), VRDN, 0.81%, 1/4/17 (LIQ FAC: FNMA)	22,245,000	22,245,000
New York State Housing Finance Agency Rev., VRDN, 0.75%, 1/4/17 (LIQ FAC: FNMA)	21,000,000	21,000,000
Palm Beach County Housing Finance Authority Rev., VRDN, 0.83%, 1/5/17 (LIQ FAC: FHLMC)(Acquired 4/1/16, Cost $4,606,000)(2)	4,606,000	4,606,000

Port New Orleans Board of Commissioners Rev., VRDN, 0.74%, 1/5/17 (LOC: First NBC Bank and FHLB)	8,000,000	8,000,000
Public Building Authority of Sevier County TN Rev., VRDN, 0.77%, 1/5/17 (LOC: SmartBank and FHLB)	5,030,000	5,030,000
Shelby County Health Educational & Housing Facilities Board Rev., (Providence Place Apartments), VRDN, 0.60%, 1/5/17 (LIQ FAC: FNMA)	9,445,000	9,445,000
State of Oregon Housing & Community Services Department Rev., (Redwood Park Apartments LLC), VRDN, 0.58%, 1/5/17 (LIQ FAC: FNMA)	5,600,000	5,600,000
Texas Department of Housing & Community Affairs Rev., (Reading Road Apartments LP), VRDN, 0.68%, 1/5/17 (LIQ FAC: FHLMC)	8,450,000	8,450,000
Texas Department of Housing & Community Affairs Rev., (Tower Ridge Corinth 1 Ltd.), VRDN, 0.87%, 1/5/17 (LOC: FNMA)	15,000,000	15,000,000
Upland Community Redevelopment Agency Rev., (Sunset Ridge Apartments and Village Apartments), VRDN, 0.72%, 1/4/17 (LOC: East West Bank and FHLB)	13,750,000	13,750,000
Washington State Housing Finance Commission Rev., (Ballard Landmark Inn LLC), VRDN, 0.65%, 1/4/17 (LOC: East West Bank and FHLB)	13,000,000	13,000,000
Washington State Housing Finance Commission Rev., (Barkley Ridge Partners LP), VRDN, 0.75%, 1/4/17 (LIQ FAC: FHLMC)	9,985,000	9,985,000
Washington State Housing Finance Commission Rev., (Lodge at Eagle Ridge LLC), VRDN, 0.74%, 1/5/17 (LOC: East West Bank and FHLB)	3,425,000	3,425,000
Washington State Housing Finance Commission Rev., (Merrill Gardens at Tacoma LLC), VRDN, 0.58%, 1/5/17 (LOC: FNMA)	4,000,000	4,000,000
Washington State Housing Finance Commission Rev., (REDM LLC), VRDN, 0.74%, 1/5/17 (LOC: East West Bank and FHLB)	3,830,000	3,830,000
TOTAL MUNICIPAL SECURITIES		350,281,000
CORPORATE BONDS — 2.9%
Fairfield North Texas Associates LP, VRDN, 0.77%, 1/12/17 (LOC: FHLB)	4,800,000	4,800,000
KDF Heninger LP, VRDN, 0.76%, 1/12/17 (LOC: FHLB)	4,500,000	4,500,000
Saddleback Valley Community Church, VRDN, 0.76%, 1/12/17 (LOC: FHLB)	7,945,000	7,945,000
Santa Monica Ocean Park Partners LP, VRDN, 0.76%, 1/12/17 (LOC: FHLB)	10,200,000	10,200,000
Varenna Care Center LP, VRDN, 0.76%, 1/12/17 (LOC: FHLB)	8,765,000	8,765,000
Warren LLC (The), VRDN, 0.76%, 1/12/17 (LOC: FHLB)(3)	26,300,000	26,300,000
TOTAL CORPORATE BONDS		62,510,000
TEMPORARY CASH INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	975,420	975,420
TOTAL INVESTMENT SECURITIES — 90.2%		1,930,296,957
OTHER ASSETS AND LIABILITIES(4) — 9.8%		210,352,951
TOTAL NET ASSETS — 100.0%		$2,140,649,908

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(2)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $4,606,000, which represented 0.2% of total net assets.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $26,300,000, which represented 1.2% of total net assets.

(4)	Amount relates primarily to receivable for investments sold, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported NAV per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Government Agency Securities	—	967,842,995	—
U.S. Treasury Securities	—	548,687,542	—
Municipal Securities	—	350,281,000	—
Corporate Bonds	—	62,510,000	—
Temporary Cash Investments	975,420	—	—
	975,420	1,929,321,537	—

3. Federal Tax Information

As of December 31, 2016, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$1,930,296,957

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Investment Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 27, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 27, 2017